UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  December 31, 2019

Item 1. Report to Stockholders.
MProved Systematic Multi-Strategy Fund
Institutional Class – mmsqx
Investor Class – mmsjx

MProved Systematic Merger Arbitrage Fund
Institutional Class – mmaqx
Investor Class – mmajx

Annual Report

December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.mprovedalts.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-833-677-6833 or by enrolling at www.mprovedalts.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-677-6833 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

MProved Systematic Multi-Strategy Fund
2019 Management’s Discussion of Fund Performance

Dear Shareholder,

OVERVIEW
For the calendar year 2019, the MProved Systematic Multi-Strategy Fund (the “Fund”) returned -0.34% and -0.48% for the Institutional and Investor share classes, respectively, net of fees and expenses. The Fund’s benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, returned 2.28% over the same period. Fund volatility1 was 4.41%, and correlation and beta to the S&P 500 were 0.35 and 0.13, respectively.2,3 In the previous year, the Fund’s Institutional and Investor share classes gained 4.28% and 3.88%, respectively, when the S&P 500 declined more than 4%, driven by a 13% plunge in the fourth quarter. Since inception4, the Fund has generated annualized returns of 1.94% and 1.67% for the Institutional and Investor share classes, respectively5 with a volatility of 4.56%, and a correlation and beta to the S&P 500 Index of 0.22 and 0.07, respectively.

At year-end 2019, the Fund’s long leverage including swaps on a notional basis was 3.72x.6  This figure includes the effect of our swap-based leverage overlay, which was 2.25x from January to November 2019 and increased to 2.50x beginning in December 2019. At the strategy-level, we define leverage differently from Fund-level leverage. Strategy leverage represents long exposure divided by allocated capital, which is Fund NAV times strategy capital allocation times the swap-based leverage overlay. As such, strategy-level leverage as reported herein excludes the impact of the leverage overlay.

The December 31, 2019 capital allocations by strategy were as follows:

With the obvious caveat that two years is a short period, we are pleased that our combination of strategies was able to generate periods of positive returns. The down market performance is the type of outcome we would hope to achieve through our array of strategies and portfolio construction. As a reminder, our intent in portfolio construction was to create a portfolio that has the potential to deliver positive returns in many types of environments.7

In this letter, we will review last year’s market environment, then turn to a strategy-level discussion of the portfolio and performance, and conclude with our outlook for the portfolio.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

MARKET CONTEXT
2019 was an eventful year given the turbulent political environment and reversal of US Fed actions from the prior year.  After dropping 13.5% in the fourth quarter of 2018, the S&P 500 Total Return Index gained 31.5% in 2019.8  The high yield market also rallied sharply, with the Bloomberg Barclays US Corporate High Yield Bond Index returning 14.3%8, buoyed by general credit spread tightening. The Markit CDX North America High Yield Index declined from 449 basis points at the end of 2018 to 280 at the end of 2019.8

We believe some of the rally, especially in equities, was driven by declining interest rates, as the 10-year US Treasury yield fell from 3.06% on September 28, 2018 to 2.68% on December 31, 2018 – and then continued to decline to 1.92% by December 31, 2019.8 At the short end of the curve, the Fed reversed course. After tightening in September and December of 2018, it cut rates in August, September, and October of 2019. The current fed funds rate target is 1.5% to 1.75%.9  These were the first moves to ease rates since 2008, yet they occurred in a very strong labor market. The US unemployment rate currently sits at 3.5%10, a level that hasn’t been seen since the 1960s. This recent easing stance suggests to us that the Fed is willing to make pre-emptive moves to avert an economic slowdown and that it views the inflation outlook as benign.  By year-end, 30-day LIBOR rates reached 1.76%, having been at 2.50% at the end of 2018.8 We read much about the Fed “put” and believe that the strong rally last year likely reflected a lower perceived equity risk premium as a result. Interestingly, as of today, the US has relatively high rates compared to other nations, with well in excess of 10 trillion USD equivalent of non-US sovereign bonds with negative yields.11

Few seem to be talking about inflation very much these days and we haven’t heard anyone recommend TIPS in a long time.  A quarter century ago, the Fed raised its upper bound rate from 3% in Q1 of 1994 to 6% in Q1 of 1995 and unemployment in January 1994 was 6.6%!9,10 Times have indeed changed.  Job market fluidity and transparency are better and the disinflationary effects of innovation are more powerful, but inflation and the Fed could certainly spoil the party one day.

Another key driver of the rally late in the year was progress on trade deals between the US/China and US/Mexico/Canada, as well as the apparent resolution of Brexit. We believe that clarity on these issues will give CEOs more visibility and confidence in their capital expenditures and strategic plans.  We believe these developments stimulate economic activity and would also likely lead to more M&A activity, although a number of large political issues remain, including the 2020 Presidential election in the U.S.

STRATEGY OVERVIEW AND DISCUSSIONS
The goal of the Fund is to deliver positive returns through different market environments by harvesting a multi-strategy portfolio of hedge fund strategy risk premia.  We aim for the Fund to accomplish this with low correlations to not only equity and credit markets but also to most “alternative risk premia”, including style premia.

Looking back across both 2018 and 2019, a few things stand out. The first is that the core arbitrage strategies – risk arbitrage, convertible arbitrage, and equity statistical arbitrage – have made positive contributions. The first two strategies have “risk-on” characteristics and have the potential to be down significantly in a 2008-like scenario. When we transformed these into systematic strategies, it was important for us to be able to extract the premia available in a given market environment, while attempting to mitigate unwanted sources of tail risk.

Second, some strategies have underperformed. A focus for us is to determine whether the underperformance was in line with expectations – all strategies have environments which are more or less conducive to them doing well – or outside of them. If it’s the former, then that is just the “price of admission” for earning the strategy risk premium over a multi-year cycle. If it’s the latter, then we need to decide how, if at all, to amend the strategy or, in some cases, cut it from the portfolio. In 2019, Long-Short Equity and Systematic Macro detracted from performance. In the first case, we’ve decreased our allocation to the strategy. In the second, we removed it from the portfolio. Both changes are discussed below.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Third, research is a constant in our process. We are always investigating ways to improve the design and execution of existing strategies.  As well, we conduct “R&D” on potential new strategies that may be accretive to the Fund’s overall risk, return, and correlation profile. In 2019, we added two new strategies: Systematic Corporate Credit and Systematic Tail Hedge.

Now let’s turn to a more detailed look at each strategy traded by the Fund during the year.

Systematic Risk Arbitrage (SRA)

In 2019, the Fund’s Systematic Risk Arbitrage strategy contributed 2.64% to the Fund’s gross performance.12,13  The allocation to the strategy remained steady throughout the year at about 25%-30% of assets, making it the Fund’s largest strategy allocation.14

The strategy returns can generally be broken down into the performance of three buckets of deals:  (1) deals that completed during 2019; (2) deals that terminated during 2019; and (3) deals that are still active as of year-end. Additionally, our returns are impacted by the cost of financing, as well as effects related to the timing of how we ramp risk arbitrage positions and the impact of capital flows. Last year, deals that completed in 2019 were the largest contributor to SRA returns; deals that broke in 2019 detracted from strategy returns; and deals that were still active at year-end 2019 (i.e., neither completed nor broke) contributed to strategy returns.

Generally, a key driver of the strategy’s return will likely be the level of deal (merger and acquisition) activity. Overall in 2019, we saw a smaller deal universe, lower spreads, and generally normal implied as well as realized loss rates from deal breaks relative to what we have observed in the market over the last five years. Deal levels were relatively muted, in part, due to the macro environment. Trade tensions between the US and China and Brexit both weighed heavily on dealmakers’ appetite for large corporate purchases. In the first through third quarters, deal activity was relatively slow. In Q1, 18 new deals entered the strategy while there were 22 new deals in the second quarter. In Q3, only 13 new deals entered the strategy. The end of the year did see some pickup in deal activity, with 35 new deals entering the strategy in the fourth quarter. As of December 31, we held 46 active deals in SRA; 32 of which we deem significant.15

Deal level also drives the amount of leverage in the strategy. SRA started the year at 0.99x leverage and dipped as low as 0.92x at the end of February. Driven by deals such as Allergan/AbbVie (a $65B deal), our SRA strategy leverage16 was 1.42x at the mid-year point. However, with anemic deal flow, leverage at the end of Q3 fell to 0.93x, and rebounded some by the end of the year to 1.28x.

Except for a small loss in Q2, the strategy’s quarterly performance was consistently positive. Among the biggest winners17 in 2019 were WellCare/Centene, Celgene/Bristol-Myers Squibb, and Red Hat/IBM. The Sprint/T-Mobile deal spread fluctuated through the year, but ultimately detracted from performance. Over the course of the year, the strategy encountered five deal breaks. Of these, four were of notable size: Avista/Hydro One, LSC Communications/Quad Graphics, Stewart Information Services/Fidelity National Financial, and Canfor/Jim Pattison Group.

Systematic Convertible Arbitrage (SCA)

For both convertible arbitrage investors as well as long-only convertible investors, 2019 was a solid year. In the Fund, the Systematic Convertible Arbitrage strategy contributed 2.78% to the Fund’s gross return.12,13 The strategy earned a positive return in 11 out of 12 months, with a small loss in September. Strategy volatility remains below historical norms and the high Sharpe Ratio, while satisfying, will likely normalize as the strategy grows over time.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

At the beginning of 2019 we had 17 convertibles in SCA and leverage16 at 0.83x.  We ended 2019 with 24 names and leverage16 at 1.34.  For the year, 55% of the strategy return came from carry, 3% from new issues, and 42% from other sources, which includes among other things trading and changes in theoretical values.

The overall market environment provided a meaningful tailwind to the strategy: Equities rallied sharply, credit spreads tightened, and interest rates declined. There were also occasional bouts of volatility which helped convertible arbitrage investors.

The strategy has two primary drivers of returns worth noting. The first is the high yield market. Our implementation of systematic convertible arbitrage tends to be long credit. Thus, when high yield performs well, the strategy returns tend to be higher. The second is convertible arbitrage richness/cheapness to theoretical value. Our implementation also aims to invest in convertible bonds that are cheap according to our proprietary richness-cheapness model.  When the available universe of convertible bonds is more expensive and therefore offers fewer bonds the model would view as cheap, the strategy returns would tend to be lower.

Following a difficult Q4 2018 for equity markets, in which long-only convertible investors sacrificed much of their year-to-date gains, those same investors took a fairly aggressive approach early in the year and they were aggressive buyers of convertibles. In turn, arbitrage investors were hesitant to sell and demanded attractive prices in order to do so. Because of this technical element of the market, it was also difficult to replace and monetize positions with new paper, so the rally was self-fulfilling at times.

The overall credit story improved throughout the year and, as a result, the high yield and investment grade bond markets rallied (and HY and IG credit spreads narrowed meaningfully). As convertibles rely on issuer credit assumptions for proper valuations, they rallied to trade more in line with their straight debt (or sector comps). Year-over-year the interest rate curve shifted significantly lower. On the margin, this was secondary to the shift in credit spreads, but a meaningful driver to convertible returns, nevertheless.

In terms of market volatility, throughout the year we saw periods of angst around the Trump impeachment hearings, US-China trade tensions, and quarterly earnings events, which provided ample opportunities to rebalance our equity positions and monetize volatility (while individual credits were unaffected).

With regard to issuance, we have been encouraged by the frequency at which issuers are returning to the convertibles markets as a method of financing.  Following the 2008 financial crisis, issuers turned away from the convertible bonds to some extent.  In this same period, we also saw a dramatic pullback in interest rates. As a result, the “coupon spread” between a newly issued convertible and a high yield debt offering narrowed meaningfully. This led to issuers opting for high yield rather than introducing additional complexity to their balance sheets via convertible debt. In recent years, this trend has changed as issuers are more comfortable issuing convertibles given higher equity valuations. Following a fertile 2018, in which we saw $52.8B in new issuance18, 2019 brought another $58B of new paper.17 This was the strongest year since the crisis and among the best years of primary issuance this millennium. Not only did we see a large number of issues, almost 70% of the offerings were greater than $250M. This helped secondary market liquidity.

The health of the primary markets matters for arbitrageurs because it can help offset redemptions and ultimately leads to organic growth in the asset class. Also, new issues can help positively drive profits. New issues are usually priced with a concession to entice end buyers to participate in the offering. In 2019, we saw a pickup in new issue cheapness compared to previous years. Finally, a robust new issue market helps liquidity and allows for appropriate repricing of secondary market paper.

Looking forward, we remain constructive on the opportunity in convertible bond arbitrage. While average valuations are rich, we have been able to find many bonds that we deem cheap. It may be the case that the primary

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

calendar doesn’t outpace last year, but long-only appetite for convertibles remains high, new issuance should keep the asset class growing, and potential volatility in this election year bodes well for the strategy.

Equity Statistical Arbitrage (ESA)

In 2019, our Equity Statistical Arbitrage contributed 0.32% to the Fund’s gross return.12,13 As a strategy that provides liquidity in the US equity markets, its performance is largely driven by a few main factors: average pairwise correlation among US stocks, average volatility, dispersion (defined as average volatility times one minus average correlation), and changes in correlation. For the most part, the strategy’s performance ebb and flow tracks these factors, though idiosyncratic returns/volatility of the names in ESA can also contribute positively or negatively.

A key performance driver worth highlighting here is dispersion. With our implementation of statistical arbitrage, we hope to benefit by providing liquidity for stocks that move due to short-term imbalances.  The opportunity set for our implementation of this strategy tends to be best when stocks are volatile but have relatively low correlations to each other.

Tying this dynamic to last year’s performance, in the first quarter of 2019, we observed an increase in dispersion in our tradable universe19 which led to very strong positive performance. In the second quarter one of the largest spikes in average pair-wise correlation20 took place and spurred a significant drawdown. The back half of the year witnessed similar ups and downs. The third quarter saw a large decrease in correlation. In September, the strategy had its best month since we began trading the strategy live in January 201719 when the momentum and value factors rotated. The fourth quarter was negatively affected by an increase in correlation and a single large idiosyncratic event in December.

We made a number of modifications to the strategy which we believe will improve its risk-adjusted performance. We added a few penalty functions in the strategy’s construction process to reduce known factor exposures and decreased the concentration limit of a single position to seek to minimize the impact of adverse idiosyncratic events. The target allocation weight remained steady at 20% throughout the year.14

Systematic Corporate Credit

We incorporated the Systematic Corporate Credit strategy into the Fund in November of 2019. The performance over the short November – December period, on a risk adjusted basis, was slightly better than expected given the tight credit spread environment. The strategy contributed 45 basis points to the Fund’s gross return.12,13

The strategy leverages our active management experience, data, systems, and counterparty network. The strategy has approximately 90 positions in US dollar denominated corporate bonds in developed markets with the majority being US issuers and had a target long and short market value leverage over allocated capital of 225% and 150%, respectively.16

The strategy seeks to generate returns from exposures to fundamental, market, event and alternative factors. Over the short two-month period of live trading in 2019, returns were most positively impacted by fundamental factors. Market factors also helped. Alternative factors had a small negative impact, and event factors had no impact.

Systematic Event Equity

Generally, the Systematic Event Equity strategy aims to capture the strategy premia generated by event equity hedge fund practitioners. Thematically, this strategy tends to take long positions in high quality single stocks and short positions in stocks of low quality. Not surprisingly then, its return trajectory generally echoes that of quality factors. The strategy suffered in the first half of 2018 as equity markets exhibited largely “risk on” behavior, but did extremely well in the fourth quarter of 2018, when equity markets declined substantially and there was a flight

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

to quality. By the same token, during the strong equity market rally in 2019, the strategy detracted from returns, as many investors chased higher returns, leaving quality largely underappreciated and ignored.

The strategy is comprised of two sub-strategies: Balanced Event Equity (“BEE”) and Opportunistic Event Equity (“OEE”).  The overall strategy detracted 1.84% from the Fund’s gross return.12,13

Our BEE strategy focuses on buying higher quality companies that are engaged in disciplined fundamental changes to their businesses, while shorting lower quality companies that are demonstrating a lack of discipline. More precisely, BEE returns are generated by a number of signals that are bucketed into three factors, which we call Capital Discipline Change, Fundamental Quality, and Technical Quality. Capital Discipline Change focuses on whether a company is generally pursuing capital stewardship rather than growth ambitions. Fundamental Quality refers to a company’s profitability profile. Technical Quality relates to certain technical and market indicators of how investors assess a company’s quality or lack thereof. In 2019, the performance of Capital Discipline Change strongly detracted from performance, while our Fundamental Quality and Technical Quality factors had positive impacts.

Our OEE strategy focuses on opportunistic event strategies traditionally pursued by hedge funds.  Specifically, returns are generated based on the performance of Capital Discipline Change, M&A Event, and Other Capital Structure Event factors. Like with the BEE sub-strategy, Capital Discipline Change factors focus on whether a company is generally pursuing capital stewardship rather than growth ambitions.  Our M&A Event factors aim to position away from companies pursuing value-destroying acquisitions.  Our Other Capital Structure Events factors focus on specific corporate events that act to enhance vs. reduce capital discipline. In 2019, M&A Event had a significantly positive impact on return, while Capital Discipline Charge and Other Capital Structure events detracted.

Systematic Long-Short Equity

The Systematic Long-Short Equity strategy detracted 1.91% from the Fund’s gross return.12,13 This strategy aims to capture the strategy premia generated by equity long-short hedge fund practitioners. Thematically, this strategy tends to focus on identifying companies that are deemed cheap according to our proprietary value-oriented methodologies, have relatively high quality fundamentals, and have favorable technicals. The model takes long positions in companies that meet these screens, and takes short positions in certain stocks that don’t meet these criteria.

More specifically, the returns in this strategy are based on three sets of factors, which we call Value-Oriented, Fundamental, and Technical. Our Value-Oriented factors focus on whether a company appears cheap according to certain value metrics. Fundamental factors refer to a company’s profitability profile. Our Technical factors focus on investor positioning indicators that may impact how a company’s stock price may perform. In 2019, Value-Oriented factors had a significantly negative impact on performance, whereas our Fundamental and Technical factors had a slight positive impact.

Systematic Macro (SM)

Systematic Macro strategies were a net detractor for the Fund in 2019. From January 1, 2019 to October 25, 2019 (after which the strategy was removed from the Fund), it detracted 1.31% from the Fund’s gross return.12,13 This strategy had been comprised of three sub-models. The original strategy in SM – Trend/Counter-Trend – was first allocated capital in the Fund in December 2017. Toward the end of 2018 and beginning of last year, we added two additional strategies: Cross-Asset and Curve. The former is a momentum-based model that looks at relative value trends across different futures contracts. The latter seeks to take advantage of multi-asset futures trading based on contango and/or backwardation. All in, each of these strategies received roughly one third of the capital allocated to Systematic Macro in the Fund.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

It was a weak year on a relative basis for the Cross-Asset and Trend models, in no small part because we had applied an explicit constraint on equity index positions. This was intended to reduce correlation to equities should equity markets have a sharp selloff. Unfortunately, this meant that our trend strategies were not positioned to take profits from large gains in various equity indices during this time period.21  Some long-biased CTAs were able to perform well in 2019 in light of the strong equity market momentum.22  Meanwhile, the Curve model proved weak on an absolute basis, which encountered a worse-than-expected drawdown. In light of further research and a portfolio-level view that capital would be more usefully deployed in other strategies, we shuttered the Fund’s allocation to Systematic Macro towards the end of 2019.

Systematic Tail Hedge

In the third quarter, we launched an options-based tail hedge strategy to seek to provide downside protection during severe equity market drawdowns23. It seeks to achieve this by being long skew and/or volatility. We delta hedge the strategy daily. The strategy currently seeks to protect 5% of the Fund’s NAV in extreme market drawdowns.

Given the upward trend in equity markets toward the back end of 2019, we were pleased that this strategy was a slight contributor to performance, contributing 0.05% gross of fees.12,13

OUTLOOK
Markets are adaptive and so are we. We continuously seek to improve the Fund’s risk-adjusted returns through the opening, closing, and enhancing of strategies. We already mentioned the addition of two new strategies to the Fund in 2019. As 2020 gets underway, we have another two strategies in our sights: SPACs and Equity Capital Markets. We have conducted significant research on both potential opportunities. The former is likely to find its way into the Fund by the end of Q1.  Both of these strategies draw upon our practitioner experience and we are excited about their evolution into systematic form. We are also researching a number of additional enhancements to our existing strategies.

Lastly, the Fund’s volatility of 4.56% since inception has been below our target of 6-8%.1  We have been gradually adding leverage (uniformly across strategies) and believe our volatility will be within our target range if current market conditions continue. Our current leverage multiplier is 2.5x which is applied to all strategies except for the Systematic Tail Hedge.

At Magnetar, we believe that a systematic investing approach empowers our investors to access diversifying return streams that have the potential to be more consistent, transparent and cost-efficient.  We are convinced these innovations are at the forefront of the next evolution in investing.  As such, we are committed to exploring the systematic delivery of other investment premia or anomalies – wherever we can find them.

Must be preceded or accompanied by a prospectus.

All investing involves risk, including potential loss of principal. There is no guarantee that the method chosen will be successful. The Fund is an actively managed, rules-based investment portfolio and is therefore subject to management risk. The Adviser bases certain trading decisions on systematic mathematical analysis of past price behavior. The future profitability of these strategies depends, in part, upon the assumption that the future price behavior will not be substantially different from past behavior. The Fund may incur substantial trading losses during periods when markets behave substantially differently from the period in which the Adviser’s models are derived. The Fund may invest in securities of non-U.S. issuers, including those located in foreign countries, which may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries. Investments

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Fund’s Prospectus for a complete discussion of the risks of investing in the Fund. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account.

It is not possible to invest directly in an index.

The Volatility Targets are associated with the Fund’s Adviser and are not affiliated with the MProved Systematic Multi-Strategy Fund itself. The Volatility Targets are subject to change at the discretion of the Fund’s Adviser, although changes in these target numbers are not expected at this time.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Fund is distributed by Quasar Distributors, LLC.

Glossary of Terms
Basis Point: One hundredth of one percent. For example 100 basis points equals one percent.

Credit Spread: The difference in yield between a US Treasury bond and another bond of similar maturity but different credit quality. A higher credit spread typically indicates a riskier issue, all else equal.

Exposure: Notional Value for options, futures, and equity total return swaps and Market Value for all other products. Options are reflected on a delta equivalent basis. Gross Exposure equals the sum of the absolute values of long Exposure and short Exposure.

Fall 2008 Historical Scenario (“Fall 2008”): A historical scenario calculated by Magnetar’s Proprietary Risk Model reflecting actual market movements and correlations during the period 9/19/2008 – 11/20/2008.

Leverage: At the fund-level, leverage is defined as long Exposure divided by Net Asset Value. At the strategy level, leverage is defined as long Exposure divided by the strategy’s capital allocation multiplied by the Fund’s swap-based leverage overlay.

Market Value: Generally, Long Market Value (“LMV”) and Short Market Value (“SMV”) equal a security’s market value. For certain synthetic securities, such as credit default swaps (“CDS”) on bank loans, indices or corporates, or CDS with referenced obligation that is a collateralized loan obligation, commercial mortgage-backed security or collateralized debt obligation, the LMV and SMV are calculated by subtracting a security’s Notional Value from its market value. LMV and SMV of the Fund do not include hedge investments in interest rate swaps, currency forwards and options, or U.S. government bonds except for reporting of ASC Topic 820 Classifications.

Net Asset Value (“NAV”): The respective fund or funds’ total value of all assets in its portfolio, less any liabilities.

Notional Value: Generally, the face value for fixed income products and the Market Value for equity products. Long notional values and short notional values of the Fund do not include hedge investments in interest rate swaps, currency forwards and options, or U.S. government bonds.

P&L: Profit and loss gross of management fees and Fund operating costs. Includes realized and unrealized gains and losses, transactions fees (i.e., commissions), dividends, capital gains, and other earnings.

Proprietary Risk Model: One or more proprietary tools utilized by Magnetar in the preparation of this report that are intended to capture a broad range of market outcomes using risk scenarios designed by Magnetar and based in part on inputs calculated by Magnetar. The scenarios designed by Magnetar include both moderate market moves and more severe market moves such as the Magnetar Stress Scenario, a scenario that mimics the magnitude of the factor volatility experienced in the Fall 2008 scenario, but with greater stresses to correlations and basis risk than what was experienced in Fall 2008. Both Magnetar’s proprietary tools and their related inputs are subject to change, without notice. Any measure of risk is inherently incomplete and does not account for all risks or even all material risks. By way of example and without implied limitation, certain risk measurements referenced herein do not reflect the risk of catastrophic losses.

Sharpe Ratio: A measure of risk-adjusted return calculated as the annualized average monthly return in excess of 3 month Treasury bills divided by the annualized standard deviation of the excess returns.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Indices Referenced
General note: The indices referenced herein are not mentioned to imply that an investment in the Fund is comparable to the returns, volatility, utilized leverage or investment in securities and instruments represented by these indices or that the Fund seeks to correlate to or replicate any of these indices. Unlike the Fund, the performance of the indices referenced herein may assume little to no transaction costs, taxes, management fees or other expenses. Performance represented by an index is subject to a variety of material distortions and investments in an individual hedge fund involve material risks that are not typically reflected by an index, including the “risk of ruin.”

Bloomberg Barclays US Corporate High Yield Bond Index: The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the indices’ EM country definition, are excluded. The US Corporate High Yield Index is a component of the US Universal and Global High Yield Indices.

HFRX Macro/CTA Index (“HFRXM): Macro strategy managers trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods. Although some strategies employ RV techniques, Macro strategies are distinct from RV strategies in that the primary investment thesis is predicated on predicted or future movements in the underlying instruments, rather than realization of a valuation discrepancy between securities. In a similar way, while both Macro and equity hedge managers may hold equity securities, the overriding investment thesis is predicated on the impact movements in underlying macroeconomic variables may have on security prices, as opposed to EH, in which the fundamental characteristics on the company are the most significant and integral to investment thesis. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

HFRX Macro: Systematic Diversified CTA Index (“HFRXSDV): Systematic Diversified strategies have investment processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. Strategies which employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. Strategies typically employ quantitative process which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, strategies benefit most from an environment characterized by persistent, discernible trending behavior. Systematic Diversified strategies typically would expect to have no greater than 35% of portfolio in either dedicated currency or commodity exposures over a given market cycle. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

ICE BofAML US 3-Month Treasury Bill Index: The ICE BofAML US 3-Month Treasury Bill Index tracks the performance of US short-term treasury bills and is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Markit CDX North America High Yield Index: The Markit CDX North America High Yield Index is composed of 100 non-investment grade entities, distributed among 2 sub-indices: B, BB. All entities are domiciled in North America. Markit CDX indices roll every 6 months in March & September.

SG CTA Index (“NEIXCTA”): The SG CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year. A committee of industry professionals has been established to monitor the methodology of the index on a regular basis.

S&P 500 Total Return Index (“S&P”): The S&P is a capitalization-weighted index of 500 stocks. S&P is NOT a benchmark of the respective fund. The S&P is unmanaged and, unlike the Fund, the performance of the S&P assumes little to no transaction costs, taxes, management fees or other expenses. The S&P was not selected to represent an appropriate benchmark to compare an investor’s performance in the fund, but rather is disclosed to depict broad equity market risk.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

End Notes
______________________

1
Volatility is measured on a daily basis and represents the Fund’s Institutional Class standard deviation. The standard deviation is a statistic that measures the dispersion of a dataset relative to its mean and is calculated as the square root of the variance, or the variation between each data point relative to the mean.

2
Beta is calculated as the correlation between the Fund’s Institutional Class and the SPTR’s daily returns multiplied by the standard deviation of the Fund’s daily returns divided by the SPTR’s daily returns.

3
Correlation is measured on a daily basis for the Fund’s Institutional Class. The methodology, frequency, and number of observations used to calculate correlations may materially affect correlation statistics. Correlation statistics may change materially over time or during stress periods such as 2008. Note also that the bulk of actual trading reflects relatively normal markets and does not include a full market cycle so may not be indicative of correlations during stress periods or market downturns. Correlation statistics calculated based on a small sample set (e.g., monthly date for strategies that have short term live track records) may not provide statistically meaningful information and may be spurious and potentially unreliable. Additional information regarding our methodology is available upon request.

4	Date of Fund inception was January 1, 2018.
5	Reflects the annualized return since inception of the Fund through the end of the last month for which performance information is presented.
6	The manager adheres to Section 18 of the Investment Company Act of 1940 regarding asset coverage requirements.
7	Past performance is not necessarily indicative of future results.
8	Bloomberg
9	https://www.federalreserve.gov/monetarypolicy/openmarket.htm
10	https://data.bls.gov/pdq/SurveyOutputServlet
11	https://www.bloomberg.com/graphics/negative-yield-bonds/
12
Gross Return attribution: Percentage of the Fund’s gross return attributed to each strategy based on strategy gross P&L divided by beginning of month total gross asset value. Please refer to End Notes regarding use of gross performance. Return on invested capital is reported for Magnetar Systematic Multi-Strategy Master Fund Ltd. Please refer to end notes titled “Notes on Magnetar Return on Invested Capital Derived Results” for additional details on calculation methodology. The Systematic Tail Hedge is a macro overlay hedge and is therefore not included in the Fund’s capital allocation numbers.

13
Gross attribution assumes the actual allocated leverage costs and interest income paid/received for the Fund, allocated on a discretionary basis, for each month presented. Within the Fund, Magnetar uses a proprietary methodology to attribute the financing costs to each strategy as follows:

-
Short rebates allocated to each strategy based on the strategy’s actual accrual or accruals estimated based on Magnetar Systematic Multi-Strategy Master Fund’s (the “Master Fund”) historical short borrow rates,

-	Systematic Macro strategy receives a credit applied to its allocated capital. The credit is based on the monthly average interest rates earned on the Master Fund’s short-term investments,
-
Residual swap financing is netted with cash interest and allocated to all strategies except Systematic Macro proportional to their implied borrowings, calculated as strategy long market value minus strategy allocated capital.

14
Strategy allocations are target allocations of net equity to each strategy as a % of NAV as of the date referenced herein. Strategy allocations can be dynamically modified at the discretion of the Manager. Strategy allocations do not equate to risk exposures. Strategies may be added or removed without notice. Furthermore, strategy rules and guidelines may be changed without notice.

15	Significant is defined for this purpose as greater than 50 bps of the SRA strategy year-end allocated capital.
16	Long Exposure / strategy’s capital allocation. The Adviser adheres to Section 18 of the Investment Company Act of 1940 regarding asset coverage requirements.
17
Past performance is not necessarily indicative of future results. The positions identified are ranked based on the sum of each month’s P&L / NAV for the specified security (or securities) for the reported year. NAV is as of the beginning of the month. The positions identified do not represent all securities purchased, sold, or held during the month. The information reported is not intended, and should not be construed in any event, to convey an expectation, hope, forecast, intention, target, or belief as to the future performance of a security/instrument, an investment strategy, or the Fund’s portfolio as a whole. The information is subject to uncertainties, changes, and risks beyond the Adviser’s control. The Adviser may buy, sell, cover, or otherwise modify the form of its investments in the named positions. The Adviser hereby disclaims any duty to provide any updates or changes to the information contained herein, including without limitation, the manner or type of any Fund investment.

18	Barclays Live
19	Approximately 1,000 of the largest, most liquid names among US-listed stocks.
20	Based on live trading January 2017 to present. Strategy traded live in private fund vehicles only from January 2017 to December 2017 and the Fund beginning in January 2018.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

21	Absent the beta cap, the Trend and Cross models would have hypothetically returned +10.19% and +4.97%.
22
According to Bloomberg, performance of other CTAs was generally in range +1% to +9% (e.g. funds: ABYIX, EVOIX, AHLIX, AQMIX, ASFYX, ASFYX, LFMIX, PQTIX; indices: HFRXSDV Index, HFRXM Index, NEIXCTA Index.)

23
Based on the Magnetar Stress Scenario, which mimics the magnitude of the factor volatility experienced in the Fall 2008 scenario, but with greater stresses to correlations and basis risk than what was experienced in Fall 2008. See Glossary for further information.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

MProved Systematic Merger Arbitrage Fund
2019 Management’s Discussion of Fund Performance

Dear Shareholder,

OVERVIEW
For the calendar year 2019, the MProved Systematic Merger Arbitrage Fund (the “Fund”) gained 3.62% and 3.30% for the Institutional and Investor share classes, respectively, net of fees and expenses. The Fund’s benchmark, the ICE BofAML U.S. 3-Month Treasury Bill Index, returned 2.28% over the same period. Fund volatility1 was 3.12%, and correlation and beta to the S&P 500 were 0.47 and 0.12, respectively.2,3 In the previous year, the Fund’s Institutional and Investor share classes gained 7.00% and 6.81%, respectively, net of fees and expenses when the S&P 500 declined more than 4%, driven by a 13% plunge in the fourth quarter. Since inception4, the Fund has generated annualized net returns of 5.29% and 5.02% for the Institutional and Investor share classes, respectively5 with a volatility of 5.13%, and a correlation and beta to the S&P 500 Index of 0.48 and 0.17, respectively.

In this letter, we will review last year’s market environment, then turn to a discussion of the portfolio and performance, and conclude with our outlook for the portfolio.

MARKET CONTEXT
2019 was an eventful year given the turbulent political environment and reversal of US Fed actions from the prior year.  After dropping 13.5% in the fourth quarter of 2018, the S&P 500 Total Return Index gained 31.5% in 2019.6  The high yield market also rallied sharply, with the Bloomberg Barclays US Corporate High Yield Bond Index returning 14.3%7, buoyed by general credit spread tightening. The Markit CDX North America High Yield Index declined from 449 basis points at the end of 2018 to 280 at the end of 2019.7

We believe some of the rally, especially in equities, was driven by declining interest rates, as the 10-year US Treasury yield fell from 3.06% on September 28, 2018 to 2.68% on December 31, 2018 – and then continued to decline to 1.92% by December 31, 2019.7  At the short end of the curve, the Fed reversed course. After tightening in September and December of 2018, it cut rates in August, September, and October of 2019. The current fed funds rate target is 1.5% to 1.75%.8  These were the first moves to ease rates since 2008, yet they occurred in a very strong labor market. The US unemployment rate currently sits at 3.5%9, a level that hasn’t been seen since the 1960s. This recent easing stance suggests to us that the Fed is willing to make pre-emptive moves to avert an economic slowdown and that it views the inflation outlook as benign.  By year-end, 30-day LIBOR rates reached 1.76%, having been at 2.50% at the end of 2018.7  We read much about the Fed “put” and believe that the strong rally last year likely reflected a lower perceived equity risk premium as a result. Interestingly, as of today, the US has relatively high rates compared to other nations, with well in excess of 10 trillion USD equivalent of non-US sovereign bonds with negative yields.10

Few seem to be talking about inflation very much these days and we haven’t heard anyone recommend TIPS in a long time.  A quarter century ago, the Fed raised its upper bound rate from 3% in Q1 of 1994 to 6% in Q1 of 1995 and unemployment in January 1994 was 6.6%!8,9 Times have indeed changed.  Job market fluidity and transparency are better and the disinflationary effects of innovation are more powerful, but inflation and the Fed could certainly spoil the party one day.

Another key driver of the rally late in the year was progress on trade deals between the US/China and US/Mexico/Canada, as well as the apparent resolution of Brexit. We believe that clarity on these issues will give CEOs more visibility and confidence in their capital expenditures and strategic plans.  We believe these developments stimulate economic activity and would also likely lead to more M&A activity, although a number of large political issues remain, including the 2020 Presidential election in the U.S.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

STRATEGY OVERVIEW AND DISCUSSION

Systematic Risk Arbitrage

The Fund returns can generally be broken down into the performance of three buckets of deals:  (1) deals that completed during 2019; (2) deals that terminated during 2019; and (3) deals that are still active as of year-end. Additionally, our returns are impacted by the cost of financing, as well as effects related to the timing of how we ramp risk arbitrage positions and the impact of capital flows. Last year, deals that completed in 2019 were the largest contributor to net returns; deals that broke in 2019 detracted from net returns; and deals that were still active at year-end 2019 (i.e., neither completed nor broke) contributed to net returns.

Generally, a key driver of the Fund’s return will likely be the level of deal (merger and acquisition) activity. Overall in 2019, we saw a smaller deal universe, lower spreads, and generally normal implied as well as realized loss rates from deal breaks relative to what we have observed in the market over the last five years. Deal levels were relatively muted, in part, due to the macro environment. Trade tensions between the US and China and Brexit both weighed heavily on dealmakers’ appetite for large corporate purchases. In the first through third quarters, deal activity was relatively slow. In Q1, 11 new deals entered the Fund’s portfolio while there were 16 new deals in the second quarter. In Q3, only 9 new deals entered the Fund. The end of the year did see some pickup in deal activity, with 19 new deals entering the Fund in the fourth quarter. As of December 31, we held 31 active deals in the portfolio; 26 of which we deem significant.11

Deal level also drives the amount of leverage in the Fund. We started the year at 0.99x leverage12 and dipped as low as 0.88x at the end of February. Driven by deals such as Allergan/AbbVie (a $65B deal), our Fund leverage12 was 1.30x at the mid-year point. However, with anemic deal flow, leverage12 at the end of Q3 fell to 0.92x, and rebounded some by the end of the year to 1.19x.

Except for a small loss in Q2, the Fund’s quarterly performance was consistently positive. Among the biggest winners13 in 2019 were WellCare/Centene, Celgene/Bristol-Myers Squibb, and Red Hat/IBM. The Sprint/T-Mobile deal fluctuated through the year, but ultimately detracted from performance. Over the course of the year, the strategy encountered three deal breaks. Of these, two were of notable size: Avista/Hydro One and Stewart Information Services/Fidelity National Financial.

OUTLOOK
At Magnetar, we believe that a systematic investing approach empowers our investors to access diversifying return streams that have the potential to be more consistent, transparent and cost-efficient.  We are convinced these innovations are at the forefront of the next evolution in investing.  As such, we are committed to exploring the systematic delivery of other investment premia or anomalies – wherever we can find them.

Must be preceded or accompanied by a prospectus.

All investing involves risk, including potential loss of principal. There is no guarantee that the method chosen will be successful. The Fund is an actively managed, rules-based investment portfolio and is therefore subject to management risk. The Adviser bases certain trading decisions on systematic mathematical analysis of past price behavior. The future profitability of these strategies depends, in part, upon the assumption that the future price behavior will not be substantially different from past behavior. The Fund may incur substantial trading losses during periods when markets behave substantially differently from the period in which the Adviser’s models are derived. The Fund may invest in securities of non-U.S. issuers, including those located in foreign countries, which may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

risks are heightened for investments in issuers organized or operating in developing countries. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Fund’s Prospectus for a complete discussion of the risks of investing in the Fund. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Fund is distributed by Quasar Distributors, LLC.

Glossary of Terms
Basis Point: One hundredth of one percent. For example 100 basis points equals one percent.

Credit Spread: The difference in yield between a US Treasury bond and another bond of similar maturity but different credit quality. A higher credit spread typically indicates a riskier issue, all else equal.

Exposure: Notional Value for options, futures, and equity total return swaps and Market Value for all other products. Options are reflected on a delta equivalent basis. Gross Exposure equals the sum of the absolute values of long Exposure and short Exposure.

Exposure: Notional Value for options, futures, and equity total return swaps and Market Value for all other products. Options are reflected on a delta equivalent basis. Gross Exposure equals the sum of the absolute values of long Exposure and short Exposure.

Leverage: leverage is defined as long exposure divided by net asset value.

Market Value: Generally, Long Market Value (“LMV”) and Short Market Value (“SMV”) equal a security’s market value. For certain synthetic securities, such as credit default swaps (“CDS”) on bank loans, indices or corporates, or CDS with referenced obligation that is a collateralized loan obligation, commercial mortgage-backed security or collateralized debt obligation, the LMV and SMV are calculated by subtracting a security’s Notional Value from its market value. LMV and SMV of the Fund do not include hedge investments in interest rate swaps, currency forwards and options, or U.S. government bonds except for reporting of ASC Topic 820 Classifications.

Net Asset Value (“NAV”): The respective fund or funds’ total value of all assets in its portfolio, less any liabilities.

Notional Value: Generally, the face value for fixed income products and the Market Value for equity products. Long notional values and short notional values of the Fund do not include hedge investments in interest rate swaps, currency forwards and options, or U.S. government bonds.

P&L: Profit and loss gross of management fees and Fund operating costs. Includes realized and unrealized gains and losses, transactions fees (i.e., commissions), dividends, capital gains, and other earnings.

Indices Referenced
General note: The indices referenced herein are not mentioned to imply that an investment in the Fund is comparable to the returns, volatility, utilized leverage or investment in securities and instruments represented by these indices or that the Fund seeks to correlate to or replicate any of these indices. Unlike the Fund, the performance of the indices referenced herein may assume little to no transaction costs, taxes, management fees or other expenses. Performance represented by an index is subject to a variety of material distortions and investments in an individual hedge fund involve material risks that are not typically reflected by an index, including the “risk of ruin.”

Bloomberg Barclays US Corporate High Yield Bond Index:  The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the indices’ EM country definition, are excluded. The US Corporate High Yield Index is a component of the US Universal and Global High Yield Indices.

ICE BofAML US 3-Month Treasury Bill Index: The ICE BofAML US 3-Month Treasury Bill Index tracks the performance of US short-term treasury bills and is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Markit CDX North America High Yield Index: The Markit CDX North America High Yield Index is composed of 100 non-investment grade entities, distributed among 2 sub-indices: B, BB. All entities are domiciled in North America. Markit CDX indices roll every 6 months in March & September.

S&P 500 Total Return Index (“S&P”): The S&P is a capitalization-weighted index of 500 stocks. S&P is NOT a benchmark of the respective fund. The S&P is unmanaged and, unlike the Fund, the performance of the S&P assumes little to no transaction costs, taxes, management fees or other expenses. The S&P was not selected to represent an appropriate benchmark to compare an investor’s performance in the fund, but rather is disclosed to depict broad equity market risk.

End Notes
______________________

1
Volatility is measured on a daily basis and represents the Fund’s Institutional Class standard deviation. The standard deviation is a statistic that measures the dispersion of a dataset relative to its mean and is calculated as the square root of the variance, or the variation between each data point relative to the mean.

2
Beta is calculated as the correlation between the Fund’s Institutional Class and the SPTR’s daily returns multiplied by the standard deviation of the Fund’s daily returns divided by the SPTR’s daily returns.

3
Correlation is measured on a daily basis for the Fund’s Institutional Class. The methodology, frequency, and number of observations used to calculate correlations may materially affect correlation statistics. Correlation statistics may change materially over time or during stress periods such as 2008. Note also that the bulk of actual trading reflects relatively normal markets and does not include a full market cycle so may not be indicative of correlations during stress periods or market downturns. Correlation statistics calculated based on a small sample set (e.g., monthly date for strategies that have short term live track records) may not provide statistically meaningful information and may be spurious and potentially unreliable. Additional information regarding our methodology is available upon request.

4	Date of Fund inception was January 1, 2018.
5	Reflects the annualized return since inception of the Fund through the end of the last month for which performance information is presented.
6	Bloomberg – SPXT Index
7	Bloomberg
8	https://www.federalreserve.gov/monetarypolicy/openmarket.htm
9	https://data.bls.gov/pdq/SurveyOutputServlet
10	https://www.bloomberg.com/graphics/negative-yield-bonds/
11	Significant is defined for this purpose as greater than 50 bps of NAV
12	Long Exposure / NAV. The Adviser adheres to Section 18 of the Investment Company Act of 1940 regarding asset coverage requirements.
13
Past performance is not necessarily indicative of future results. The positions identified are ranked based on the sum of each month’s P&L / NAV for the specified security (or securities) for the reported year. NAV is as of the beginning of the month. The positions identified do not represent all securities purchased, sold, or held during the month. The information reported is not intended, and should not be construed in any event, to convey an expectation, hope, forecast, intention, target, or belief as to the future performance of a security/instrument, an investment strategy, or the Fund’s portfolio as a whole. The information is subject to uncertainties, changes, and risks beyond the Adviser’s control. The Adviser may buy, sell, cover, or otherwise modify the form of its investments in the named positions. The Adviser hereby disclaims any duty to provide any updates or changes to the information contained herein, including without limitation, the manner or type of any Fund investment.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Hypothetical value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of December 31, 2019

		Annualized
	One Year	Since Inception(1)
Institutional Class	-0.34%	1.94%
Investor Class	-0.48%	1.67%
ICE BofA Index(2)	2.28%	2.07%

(1)	Inception date of January 1, 2018.
(2)
The ICE BofA Merrill Lynch 3 Month Treasury Bill Index (“ICE BofA Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding U.S. Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged and does not include any expenses, fees or sales charges. It is not possible to invest directly in an index.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Hypothetical value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of December 31, 2019

		Annualized
	One Year	Since Inception(1)
Institutional Class	3.62%	5.29%
Investor Class	3.30%	5.02%
ICE BofA Index(2)	2.28%	2.07%

(1)	Inception date of January 1, 2018.
(2)
The ICE BofA Merrill Lynch 3 Month Treasury Bill Index (“ICE BofA Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding U.S. Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged and does not include any expenses, fees or sales charges. It is not possible to invest directly in an index.

MPROVED FUNDS

Expense Example (Unaudited)
December 31, 2019

As a shareholder of the MProved Funds (the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

MProved Systematic Multi-Strategy Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(12/31/2019)	(7/1/2019)	(12/31/2019)	(7/1/2019) to (12/31/2019)
Institutional Class
Actual(2)(3)	3.41%	$1,000.00	$1,011.26	$17.29
Hypothetical (5% annual return
before expenses)(4)	3.41%	$1,000.00	$1,008.02	$17.26

Investor Class
Actual(2)(3)	3.61%	$1,000.00	$1,009.88	$18.29
Hypothetical (5% annual return
before expenses)(4)	3.61%	$1,000.00	$1,007.01	$18.26

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from July 1, 2019 through December 31, 2019 of 1.13% and 0.99% for Institutional Class and Investor Class, respectively.
(3)
Excluding dividends on short positions and borrowing expense, your actual cost of investing in Institutional Class and Investor Class would be $8.87 and $10.13 for Institutional Class and Investor Class, respectively.

(4)
Excluding dividends on short positions and borrowing expense, your actual cost of investing in Institutional Class and Investor Class would be $8.89 and $10.16 for Institutional Class and Investor Class, respectively.

MPROVED FUNDS

Expense Example (Unaudited) – Continued
December 31, 2019

MProved Systematic Merger Arbitrage Fund

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense Ratio	Account Value	Account Value	During Period(1)
	(12/31/2019)	(7/1/2019)	(12/31/2019)	(7/1/2019 to 12/31/2019)
Institutional Class
Actual(2)(3)	1.58%	$1,000.00	$1,028.30	$8.08
Hypothetical (5% annual return
before expenses)(4)	1.58%	$1,000.00	$1,017.24	$8.03

Investor Class
Actual(2)(3)	1.83%	$1,000.00	$1,027.00	$9.35
Hypothetical (5% annual return
before expenses)(4)	1.83%	$1,000.00	$1,015.98	$9.30

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from July 1, 2019 through December 31, 2019, of 2.83% and 2.70% for Institutional Class and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Institutional Class and Investor Class would be $7.67 and $8.94, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Institutional Class and Investor Class would be $7.63 and $8.89, respectively.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
December 31, 2019

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long convertible bonds, long convertible preferred stocks, long corporate bonds, long options, long short term investments, long swap contracts and long futures contracts as of December 31, 2019. Data expressed excludes securities sold short, short swap contracts and assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of swaps and futures contracts are expressed as notional and not market value.

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short corporate bonds, short U.S. government notes, and short swap contracts as of December 31, 2019. Data expressed excludes long investments, swap contracts, futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of swaps and futures contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Allocation of Portfolio(1) (Unaudited)
December 31, 2019

LONG INVESTMENTS(2)(3)

(1)	The investments held short by the Fund are 100% swap contracts with notional value of $(629,907).
(2)
Data expressed as a percentage of long short term investments and long swap contracts as of December 31, 2019. Data expressed excludes short swap contracts and assets in excess of liabilities. Please refer to the Schedule of Investments and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

(3)	The value of swaps contracts are expressed as notional and not market value.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments
December 31, 2019

		Principal
	Country	Amount	Value
LONG INVESTMENTS – 156.95%
CONVERTIBLE BONDS – 36.62%
Automobiles – 2.97%
Tesla, Inc. (e)
2.000%, 5/15/2024		$300,000	$454,297

Biotechnology – 3.26%
Intercept Pharmaceuticals, Inc. (e)
2.000%, 5/15/2026		375,000	499,915

Diversified Financial Services – 2.55%
Deutsche Bank AG (a)(e)
1.000%, 5/1/2023	Germany	375,000	391,084

Electronic Equipment,
Instruments & Components – 2.46%
Vishay Intertechnology, Inc. (e)
2.250%, 6/15/2025		375,000	376,609

Equity Real Estate Investment
Trusts (REITs) – 5.30%
iStar, Inc. (e)
3.125%, 9/15/2022		375,000	421,435
Spirit Realty Capital, Inc. (e)
3.750%, 5/15/2021		375,000	390,326
			811,761
Independent Power and Renewable
Electricity Products – 2.78%
NRG Energy, Inc. (e)
2.750%, 6/1/2048		375,000	426,094

Internet & Direct Marketing Retail – 3.81%
Booking Holdings, Inc. (e)
0.350%, 6/15/2020		375,000	582,892

Machinery – 2.47%
Meritor, Inc. (e)
3.250%, 10/15/2037		347,000	378,401

Media – 2.36%
DISH Network Corporation, Class A (e)
3.375%, 8/15/2026		375,000	361,650

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

		Principal
	Country	Amount	Value
CONVERTIBLE BONDS – 36.62% (Continued)
Mortgage Real Estate Investment
Trusts (REITs) – 2.49%
Apollo Commercial Real Estate Finance, Inc. (e)
5.375%, 10/15/2023		$375,000	$381,881

Oil, Gas & Consumable Fuels – 2.61%
SFL Corp, Ltd. (a)(e)
5.750%, 10/15/2021	Bermuda	375,000	400,455

Semiconductors &
Semiconductor Equipment – 3.56%
Microchip Technology, Inc. (e)
2.250%, 2/15/2037		375,000	545,660
Total Convertible Bonds
(Cost $4,905,766)			5,610,699

		Shares
CONVERTIBLE PREFERRED STOCKS – 30.19%
Electric Utilities – 2.51%
NextEra Energy, Inc. (e)
4.872%, 9/1/2022		7,500	384,600

Equity Real Estate Investment
Trusts (REITs) – 3.14%
Crown Castle International Corporation, Series A (e)
6.875%, 8/1/2020		375	480,652

Food Products – 2.53%
Bunge Ltd. (a)(e)
4.875%, Perpetual	Bermuda	3,750	387,091

Gas Utilities – 2.54%
South Jersey Industries, Inc. (e)
7.250%, 4/15/2021		7,500	389,325

Household Products – 2.56%
Energizer Holdings, Inc., Series A (e)
7.500%, 1/15/2022		3,750	392,138

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

	Country	Shares	Value
CONVERTIBLE PREFERRED STOCKS – 30.19% (Continued)
Life Sciences Tools & Services – 3.08%
Avantor, Inc., Series A (e)
6.250%, 5/15/2022		7,500	$472,500

Machinery – 6.24%
Colfax Corporation (e)
5.750%, 1/15/2022		3,750	591,600
Fortive Corporation, Series A (e)
5.000%, 7/1/2021		375	364,785
			956,385
Multi-Utilities – 7.59%
CenterPoint Energy, Inc., Series B (e)
7.000%, 9/1/2021		7,500	365,550
Dominion Energy, Inc., Series A (e)
7.250%, 6/1/2022		3,750	401,212
Sempra Energy, Series A (e)
6.000%, 1/15/2021		3,300	396,066
			1,162,828
Total Convertible Preferred Stocks
(Cost $4,190,030)			4,625,519

		Principal
		Amount
CORPORATE BONDS – 53.66%
Airlines – 1.30%
Delta Air Lines, Inc.
3.750%, 10/28/2029		$200,000	200,052

Auto Components – 2.06%
Aptiv plc (a)
4.350%, 3/15/2029	Jersey	100,000	108,461
Lear Corporation (e)
4.250%, 5/15/2029		200,000	206,642
			315,103
Beverages – 1.39%
Brown-Forman Corporation (e)
3.500%, 4/15/2025		200,000	213,252

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

		Principal
	Country	Amount	Value
CORPORATE BONDS – 53.66% (Continued)
Capital Markets – 2.01%
BGC Partners, Inc.
5.375%, 7/24/2023		$100,000	$106,952
Owl Rock Capital Corporation
4.000%, 3/30/2025		200,000	200,736
			307,688
Consumer Finance – 1.40%
General Motors Financial Company, Inc. (e)
4.350%, 4/9/2025		200,000	214,316

Containers & Packaging – 0.74%
Avery Dennison Corporation
4.875%, 12/6/2028		100,000	113,198

Electronic Equipment,
Instruments & Components – 4.75%
Calpine Corporation
5.750%, 1/15/2025		200,000	205,750
Ingram Micro, Inc. (e)
5.000%, 8/10/2022		200,000	206,596
Trimble, Inc.
4.900%, 6/15/2028		100,000	109,202
Tyco Electronics Group SA (a)(e)
3.125%, 8/15/2027	Luxembourg	200,000	205,939
			727,487
Entertainment – 0.72%
Netflix, Inc.
5.875%, 11/15/2028		100,000	111,041

Equity Real Estate Investment
Trusts (REITs) – 2.82%
American Homes 4 Rent LP (e)
4.250%, 2/15/2028		200,000	212,988
Realty Income Corporation
3.650%, 1/15/2028		100,000	107,813
STORE Capital Corporation
4.625%, 3/15/2029		100,000	110,952
			431,753

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

	Principal
	Amount	Value
CORPORATE BONDS – 53.66% (Continued)
Financials – 0.66%
FS KKR Capital Corporation
4.125%, 2/1/2025	$100,000	$101,386

Gas Utilities – 1.40%
National Fuel Gas Company (e)
4.750%, 9/1/2028	200,000	214,125

Health Care Equipment & Supplies – 1.32%
Baxter International, Inc.
2.600%, 8/15/2026	200,000	201,772

Health Care Providers & Services – 2.07%
DaVita, Inc. (e)
5.000%, 5/1/2025	200,000	206,167
Quest Diagnostics, Inc.
4.200%, 6/30/2029	100,000	110,569
		316,736
Hotels, Restaurants & Leisure – 5.51%
Darden Restaurants, Inc. (e)
3.850%, 5/1/2027	200,000	209,030
GLP Financing II, Inc.
5.250%, 6/1/2025	100,000	110,009
Hilton Domestic Operating Company, Inc. (e)
5.125%, 5/1/2026	200,000	211,069
Hyatt Hotels Corporation
4.375%, 9/15/2028	100,000	108,529
Las Vegas Sands Corporation (e)
3.500%, 8/18/2026	200,000	205,834
		844,471
Household Durables – 1.38%
Tempur Sealy International, Inc. (e)
5.500%, 6/15/2026	200,000	211,120

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

		Principal
	Country	Amount	Value
CORPORATE BONDS – 53.66% (Continued)
Insurance – 3.89%
Brown & Brown, Inc.
4.500%, 3/15/2029		$150,000	$165,021
Fidelity National Financial, Inc.
4.500%, 8/15/2028		100,000	108,335
Kemper Corporation (e)
4.350%, 2/15/2025		200,000	212,632
Manulife Financial Corporation (a)
4.150%, 3/4/2026	Canada	100,000	110,058
			596,046
Leisure Products – 1.32%
Hasbro, Inc.
3.900%, 11/19/2029		200,000	201,600

Materials – 0.71%
PPG Industries, Inc.
3.750%, 3/15/2028		100,000	108,760

Media – 1.38%
DISH DBS Corporation (e)
7.750%, 7/1/2026		200,000	212,248

Metals & Mining – 2.65%
Hecla Mining Company
6.875%, 5/1/2021		200,000	199,800
Steel Dynamics, Inc.
4.125%, 9/15/2025		200,000	205,557
			405,357
Oil, Gas & Consumable Fuels – 5.30%
Genesis Energy Finance Corporation
6.250%, 5/15/2026		200,000	191,570
HollyFrontier Corporation
5.875%, 4/1/2026		100,000	112,722
Laredo Petroleum, Inc.
5.625%, 1/15/2022		200,000	194,562
PBF Finance Corporation
7.250%, 6/15/2025		100,000	106,958
PBF Logistics Finance Corporation (e)
6.875%, 5/15/2023		200,000	206,498
			812,310

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

		Principal
	Country	Amount	Value
CORPORATE BONDS – 53.66% (Continued)
Professional Services – 0.70%
IHS Markit Ltd. (a)
4.250%, 5/1/2029	Bermuda	$100,000	$107,887

Semiconductors &
Semiconductor Equipment – 0.70%
Qorvo, Inc.
5.500%, 7/15/2026		100,000	106,687

Software – 3.38%
Citrix Systems, Inc.
4.500%, 12/1/2027		100,000	108,336
VMware, Inc. (e)
3.900%, 8/21/2027		200,000	209,300
Genpact Luxembourg S.á r.l. (a)
3.375%, 12/1/2024	Luxembourg	200,000	200,965
			518,601
Specialty Retail – 1.40%
Best Buy Company, Inc.
4.450%, 10/1/2028		100,000	109,703
Sally Capital, Inc.
5.625%, 12/1/2025		100,000	104,922
			214,625
Textiles, Apparel & Luxury Goods – 1.33%
Tapestry, Inc.
4.125%, 7/15/2027		200,000	204,382

Tobacco – 1.37%
Philip Morris International, Inc. (e)
3.375%, 8/15/2029		200,000	209,905
Total Corporate Bonds
(Cost $8,167,414)			8,221,908

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

		Notional
	Contracts (b)	Amount	Value
PURCHASED OPTIONS – 0.29%
Put Options
S&P 500 Index
Expiration: June 2020, Exercise Price: $2,725.00	16	$5,169,248	$44,560
Total Purchased Options
(Cost $52,960)			44,560

		Shares
SHORT TERM INVESTMENTS – 36.19%
Money Market Funds – 12.76%
First American Government Obligations
Fund, Class X, 1.51% (c)(e)		977,181	977,181
First American Treasury Obligations
Fund, Class X, 1.53% (c)(e)		977,181	977,181

			1,954,362

		Principal
		Amount
U.S. TREASURY BILLS – 23.43% (e)
Maturity Date: 2/27/2020, Yield to Maturity 1.841%		$1,600,000	1,596,254
Maturity Date: 3/26/2020, Yield to Maturity 1.593%		500,000	499,573
Maturity Date: 1/23/2020, Yield to Maturity 1.629%		1,000,000	996,494
Maturity Date: 4/23/2020, Yield to Maturity 1.751%		500,000	497,624

			3,589,945
Total Short Term Investments
(Cost $5,542,787)			5,544,307
Total Long Investments
(Cost $22,858,957) – 156.95%			24,046,993

		Shares
SECURITIES SOLD SHORT (d) – (75.73)%
SHORT COMMON STOCKS – (41.24)%
Automobiles – (2.17)%
Tesla, Inc.		(795)	(332,572)

Biotechnology – (2.40)%
Intercept Pharmaceuticals, Inc.		(2,962)	(367,051)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

	Shares	Value
SHORT COMMON STOCKS – (41.24)% (Continued)
Diversified Financial Services – (1.07)%
Voya Financial, Inc.	(2,685)	$(163,731)

Electric Utilities – (1.79)%
NextEra Energy, Inc.	(1,130)	(273,641)

Electronic Equipment,
Instruments & Components – (0.95)%
Vishay Intertechnology, Inc.	(6,830)	(145,411)

Equity Real Estate Investment
Trusts (REITs) – (4.23)%
Crown Castle International Corporation	(2,743)	(389,917)
iStar, Inc.	(11,085)	(160,843)
Spirit Realty Capital, Inc.	(1,984)	(97,573)
		(648,333)
Food Products – (0.88)%
Bunge Ltd. (a)	(2,338)	(134,552)

Gas Utilities – (1.84)%
South Jersey Industries, Inc.	(8,568)	(282,573)

Household Products – (1.96)%
Energizer Holdings, Inc.	(5,971)	(299,864)

Independent Power and Renewable
Electricity Producers – (1.14)%
NRG Energy, Inc.	(4,399)	(174,860)

Internet & Direct Marketing Retail – (3.63)%
Booking Holdings, Inc.	(271)	(556,561)

Life Sciences Tools & Services – (2.52)%
Avantor, Inc.	(21,305)	(386,686)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

	Country	Shares	Value
SHORT COMMON STOCKS – (41.24)% (Continued)
Machinery – (5.81)%
Colfax Corporation		(14,100)	$(512,958)
Fortive Corporation		(3,394)	(259,268)
Meritor, Inc.		(4,520)	(118,379)
			(890,605)
Media – (0.85)%
DISH Network Corporation, Class A		(3,682)	(130,601)

Mortgage Real Estate Investment
Trusts (REITs) – (0.54)%
Apollo Commercial Real Estate Finance, Inc.		(4,567)	(83,530)

Multi-Utilities – (5.16)%
CenterPoint Energy, Inc.		(8,670)	(236,431)
Dominion Energy, Inc.		(3,003)	(248,708)
Sempra Energy		(2,014)	(305,081)
			(790,220)
Oil, Gas & Consumable Fuels – (1.02)%
SFL Corporation (a)	Bermuda	(10,710)	(155,723)

Semiconductors &
Semiconductor Equipment – (3.28)%
Microchip Technology, Inc.		(4,797)	(502,342)
Total Short Common Stocks
Proceeds $(5,299,371)			(6,318,856)

		Principal
		Amount
SHORT CORPORATE BONDS – (31.84)%
Aerospace & Defense – (1.38)%
The Boeing Company
2.700%, 2/1/2027		$(100,000)	(101,373)
General Dynamics Corporation
3.750%, 5/15/2028		(100,000)	(110,057)
			(211,430)
Beverages – (0.76)%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/2029		(100,000)	(115,855)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

		Principal
	Country	Amount	Value
SHORT CORPORATE BONDS – (31.84)% (Continued)
Biotechnology – (0.70)%
Gilead Sciences, Inc.
3.650%, 3/1/2026		$(100,000)	$(107,616)

Capital Markets – (0.71)%
The Charles Schwab Corporation
3.850%, 5/21/2025		(100,000)	(108,338)

Chemicals – (1.43)%
DuPont de Nemours, Inc.
4.725%, 11/15/2028		(100,000)	(113,488)
Praxair, Inc.
3.200%, 1/30/2026		(100,000)	(105,394)
			(218,882)
Communications Equipment – (1.35)%
Cisco Systems, Inc.
2.500%, 9/20/2026		(100,000)	(101,928)
Telefonaktiebolaget LM Ericsson (a)
4.125%, 5/15/2022	Sweden	(100,000)	(104,187)
			(206,115)
Construction Materials – (0.68)%
U.S. Concrete, Inc.
6.375%, 6/1/2024		(100,000)	(104,584)

Containers & Packaging – (2.07)%
Ball Corporation
4.875%, 3/15/2026		(100,000)	(108,685)
Crown Americas Capital Corporation VI
4.750%, 2/1/2026		(100,000)	(105,910)
International Paper Company
3.000%, 2/15/2027		(100,000)	(103,098)
			(317,693)
Electric Utilities – (2.07)%
Fortis, Inc. (a)
3.055%, 10/4/2026	Canada	(100,000)	(102,117)
LYB International Finance II B.V. (a)
3.500%, 3/2/2027	Netherlands	(100,000)	(104,854)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

	Principal
	Amount	Value
SHORT CORPORATE BONDS – (31.84)% (Continued)
Electric Utilities – (2.07)% (Continued)
Xcel Energy, Inc.
4.000%, 6/15/2028	$(100,000)	$(109,870)
		(316,841)
Food Products – (1.40)%
Archer-Daniels-Midland Company
2.500%, 8/11/2026	(100,000)	(101,448)
Tyson Foods, Inc.
4.350%, 3/1/2029	(100,000)	(113,303)
		(214,751)
Food & Staples Retailing – (2.09)%
Costco Wholesale Corporation
3.000%, 5/18/2027	(100,000)	(105,460)
Ingles Markets, Inc.
5.750%, 6/15/2023	(100,000)	(102,124)
The Kroger Company
4.500%, 1/15/2029	(100,000)	(112,458)
		(320,042)
Health Care Equipment & Supplies – (0.70)%
Boston Scientific Corporation
3.750%, 3/1/2026	(100,000)	(107,167)

Health Care Providers & Services – (0.66)%
Aetna, Inc.
2.800%, 6/15/2023	(100,000)	(101,620)

Hotels, Restaurants & Leisure – (0.72)%
Eldorado Resorts, Inc.
6.000%, 9/15/2026	(100,000)	(110,312)

Household Products – (0.69)%
Kimberly-Clark Corporation
3.200%, 4/25/2029	(100,000)	(106,338)

Insurance – (1.32)%
The Hartford Financial Services Group, Inc.
2.800%, 8/19/2029	(200,000)	(202,458)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

		Principal
	Country	Amount	Value
SHORT CORPORATE BONDS – (31.84)% (Continued)
Internet & Direct Marketing Retail – (0.69)%
Amazon.com, Inc.
3.150%, 8/22/2027		$(100,000)	$(105,822)

IT Services – (1.40)%
Fidelity National Information Services, Inc.
3.750%, 5/21/2029		(100,000)	(109,424)
Fiserv, Inc.
3.500%, 7/1/2029		(100,000)	(105,167)
			(214,591)
Media – (0.70)%
ViacomCBS, Inc.
4.250%, 9/1/2023		(100,000)	(106,496)

Multiline Retail – (0.71)%
Target Corporation
3.375%, 4/15/2029		(100,000)	(108,653)

Multi-Utilities – (1.30)%
NiSource, Inc.
2.950%, 9/1/2029		(200,000)	(199,454)

Oil, Gas & Consumable Fuels – (3.51)%
DCP Midstream Operating LP
5.375%, 7/15/2025		(100,000)	(108,999)
Diamondback Energy, Inc.
5.375%, 5/31/2025		(100,000)	(104,994)
Occidental Petroleum Corporation
3.500%, 8/15/2029		(100,000)	(102,024)
TransCanada PipeLines Ltd. (a)
4.250%, 5/15/2028	Canada	(200,000)	(222,062)
			(538,079)
Pharmaceuticals – (0.73)%
AstraZeneca plc (a)
4.000%, 1/17/2029	Britain	(100,000)	(111,045)

Real Estate Investment Trusts (REITs) – (0.67)%
Kennedy-Wilson, Inc.
5.875%, 4/1/2024		(100,000)	(102,749)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Investments – Continued
December 31, 2019

		Principal
	Country	Amount	Value
SHORT CORPORATE BONDS – (31.84)% (Continued)
Technology Hardware, Storage & Peripherals – (0.65)%
Hewlett Packard Enterprise Company
2.250%, 4/1/2023		$(100,000)	$(99,913)

Textiles, Apparel & Luxury Goods – (1.33)%
NIKE, Inc.
2.375%, 11/1/2026		(200,000)	(203,295)

Wireless Telecommunication Services – (1.42)%
Rogers Communications, Inc. (a)
3.625%, 12/15/2025	Canada	(100,000)	(106,630)
Vodafone Group plc (a)
4.375%, 5/30/2028	Britain	(100,000)	(110,826)
			(217,456)
Total Short Corporate Bonds
Proceeds $(4,870,397)			(4,877,595)

SHORT U.S. GOVERNMENT NOTES – (2.65)%
United States Treasury Note
2.125%, 12/31/2022		(400,000)	(405,945)
Total Short U.S. Government Notes
Proceeds $(395,637)			(405,945)

Total Securities Sold Short
Proceeds $(10,565,405) – (75.73)%			(11,602,396)
Net Investments
(Net Cost $12,293,551) – 81.22%			12,444,597
Assets In Excess Of Liabilities (e) – 18.78%			2,876,555
Total Net Assets – 100.00%			$15,321,152

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  Geographic location is in the United States unless otherwise noted.

(a)	Foreign security.
(b)	100 shares per contract.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.
(d)	Securities sold short are not owned by the Fund and cannot produce income.
(e)
The Fund has the ability to commit all or a portion of the assets as collateral for open securities sold short, open futures contracts and swap contracts. The total value of such assets as of December 31, 2019 is $22,330,527.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Open Futures Contracts
December 31, 2019

Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)
LONG FUTURES CONTRACTS
3/20/20	Micro E-mini S&P 500	82	$$1,324,751	$15,824
$15,824

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	AbbVie, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	278	$24,614	$68
Goldman Sachs	Abercrombie & Fitch	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,579	27,301	2,451
	Company, Class A
JP Morgan	Acacia	7/13/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	9,110	617,749	23,552
Securities	Communications, Inc.
Goldman Sachs	ACCO Brands	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	905	8,471	629
	Corporation
Goldman Sachs	Accuray, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,761	7,786	37
Goldman Sachs	Achillion	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	27,111	163,479	(4,446)
	Pharmaceuticals, Inc.
Goldman Sachs	Acuity Brands, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	559	77,142	6,795
Goldman Sachs	ADLER Real Estate AG	12/10/25	Receive	0.350% + EMMI EURO Overnight Index Average	Monthly	810	12,248	145
Goldman Sachs	ADT, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	940	7,487	(762)
Goldman Sachs	Advance Auto Parts, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	991	158,778	4,686
Goldman Sachs	Advanced Disposal	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	17,025	559,612	10,970
	Services, Inc.
Goldman Sachs	Aegion Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	383	8,568	1,488
Goldman Sachs	Aflac, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,488	78,715	274
Goldman Sachs	AGCO Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	424	32,754	(80)
Goldman Sachs	Agree Realty	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	10	702	19
	Corporation
JP Morgan	Aircastle Ltd.	11/9/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	13	416	(2)
Securities
Goldman Sachs	AK Steel Holding	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,819	9,275	3,210
	Corporation
Goldman Sachs	Akamai	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,773	153,152	3,657
	Technologies, Inc.
Goldman Sachs	Alaska Air Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	247	16,734	9
Goldman Sachs	Alcon, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,877	106,182	1,540
Goldman Sachs	Alkermes plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	271	5,528	(823)
Goldman Sachs	Alleghany Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2	1,599	59
Goldman Sachs	Allegiant Travel	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	253	44,032	(1,520)
	Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
JP Morgan	Allergan plc	6/29/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	4,969	$949,923	$114,140
Securities
Goldman Sachs	Alliance Data Systems	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	411	46,114	2,287
	Corporation
Goldman Sachs	Allison Transmission	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	19	918	77
	Holdings, Inc.
Goldman Sachs	Altair Engineering,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	249	8,942	680
	Inc., Class A
Goldman Sachs	Alteryx, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	397	39,728	2,915
Goldman Sachs	Altran Technologies SA	12/10/25	Receive	0.350% + EMMI EURO Overnight Index Average	Monthly	6,722	108,451	1,909
Goldman Sachs	Amazon.com, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	81	149,675	8,474
Goldman Sachs	American Airlines	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	290	8,317	556
	Group, Inc.
Goldman Sachs	American Axle &	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	814	8,759	1,081
	Manufacturing
	Holdings, Inc.
Goldman Sachs	American Campus	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,182	55,589	1,113
	Communities, Inc.
Goldman Sachs	American Eagle	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,926	28,312	(2,590)
	Outfitters, Inc.
Goldman Sachs	American International	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,376	121,960	(1,729)
	Group, Inc.
Goldman Sachs	American Outdoor	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	676	6,273	445
	Brands Corporation
Goldman Sachs	Amerisourcebergen	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	568	48,291	(665)
	Corporation
Goldman Sachs	Amerisur Resources plc	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	69,727	17,360	383
Goldman Sachs	Anika Therapeutics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	549	28,466	3,746
Goldman Sachs	Antero Resources	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,156	11,845	797
	Corporation
Goldman Sachs	A. O. Smith Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	277	13,196	(295)
Goldman Sachs	Apartment Investment	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,038	156,913	2,214
	& Mgmt Company,
	Class A

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	AptarGroup, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	373	$43,126	$(46)
Goldman Sachs	Aptiv plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	215	20,419	153
Goldman Sachs	Aramark Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	91	3,949	113
Goldman Sachs	ArcBest Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	291	8,032	234
Goldman Sachs	Arch Capital Group Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,685	72,270	3,217
Goldman Sachs	Ardagh Group SA	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	442	8,654	1,639
Goldman Sachs	Arista Networks, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	240	48,816	(9,964)
Goldman Sachs	Armstrong World	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1	94	1
	Industries, Inc.
Goldman Sachs	ArQule, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9,300	185,628	2,485
Goldman Sachs	Arrow Electronics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	102	8,643	(49)
Goldman Sachs	Ashland Global	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	408	31,224	28
	Holdings, Inc.
Goldman Sachs	Aspen Technology, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	442	53,451	2,165
Goldman Sachs	Assurant, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	10	1,311	62
Goldman Sachs	AT&T, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,474	57,604	1,181
Goldman Sachs	Athene Holding	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	281	13,215	496
	Ltd., Class A
Goldman Sachs	Audentes	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7,629	456,519	6,835
	Therapeutics, Inc.
Goldman Sachs	AutoNation, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	393	19,112	(548)
Goldman Sachs	Avalara, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	34	2,491	21
Goldman Sachs	AvalonBay	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	45	9,505	167
	Communities, Inc.
Goldman Sachs	Avanos Medical, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	291	9,807	(782)
Goldman Sachs	Avaya Holdings	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,805	24,368	2,313
	Corporation
Goldman Sachs	Avery Dennison	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	27	3,532	17
	Corporation
Goldman Sachs	Avid Bioservices, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,599	35,274	9,226
Goldman Sachs	Avid Technology, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	735	6,306	633
Goldman Sachs	Avis Budget Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	337	10,865	2,130

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Avnet, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,019	$43,246	$547
Goldman Sachs	Axis Capital	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	25	1,496	39
	Holdings Ltd.
Goldman Sachs	Axon Enterprise, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	667	48,878	13,602
Goldman Sachs	Ball Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,180	76,311	(7,482)
Goldman Sachs	Bank of Montreal	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	44	3,410	259
Goldman Sachs	The Bank of Nova Scotia	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,129	63,777	(831)
Goldman Sachs	BCE, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	336	16,660	1,099
Goldman Sachs	Belden, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	152	8,368	228
Goldman Sachs	Berkshire Hathaway,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,128	255,492	25,806
	Inc., Class B
Goldman Sachs	BJ’s Wholesale Club	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	282	6,413	(575)
	Holdings, Inc.
Goldman Sachs	Black Knight, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	728	46,941	1,328
Goldman Sachs	Blackstone Mortgage	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	57	2,157	150
	Trust, Inc., Class A
Goldman Sachs	bluebird bio, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	688	60,372	5,347
Goldman Sachs	Booz Allen Hamilton	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	111	7,895	97
	Holding Corporation
Goldman Sachs	The Boston Beer	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	34	12,847	(3)
	Company, Inc., Class A
Goldman Sachs	Boston Properties, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	131	18,188	424
Goldman Sachs	Brighthouse	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	142	5,571	77
	Financial, Inc.
Goldman Sachs	Broadcom, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	137	43,295	300
Goldman Sachs	Broadridge Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	471	58,187	1,816
	Solutions, Inc.
Goldman Sachs	Bruker Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	285	14,526	2,294
Goldman Sachs	Brunswick Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,130	67,777	8,712
Goldman Sachs	Builders FirstSource, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	89	2,261	76
Goldman Sachs	Cable One, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	23	34,235	(532)
Goldman Sachs	Cabot Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	175	8,316	12

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Caesars Entertainment	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	18,415	$250,444	$31,883
	Corporation
JP Morgan	Caesars Entertainment	6/29/20	Pay	0.200% + 1 Month LIBOR USD	Monthly	41,743	567,705	69,296
Securities	Corporation
Goldman Sachs	Caleres, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,063	25,321	1,935
Goldman Sachs	California Resources	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,076	9,716	911
	Corporation
Goldman Sachs	Camden Property Trust	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,466	156,971	(3,533)
Goldman Sachs	Canadian Imperial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,829	154,173	(2,006)
	Bank of Commerce
Goldman Sachs	Canadian National	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,709	154,579	2,638
	Railway Company
Goldman Sachs	Canopy Growth	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	101	2,130	(1,321)
	Corporation
Goldman Sachs	Capri Holdings Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,632	62,261	8,202
Goldman Sachs	Carolina Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,430	61,962	1,917
	Corporation
Goldman Sachs	Carrols Restaurant	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,871	13,191	(1,077)
	Group, Inc.
Goldman Sachs	Casey’s General	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	40	6,360	(23)
	Stores, Inc.
Goldman Sachs	Catalent, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	339	19,086	2,357
Goldman Sachs	Caterpillar, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	63	9,304	115
Goldman Sachs	Celanese Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,203	148,113	(34)
Goldman Sachs	CenterPoint Energy, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	64	1,745	(113)
Goldman Sachs	CF Industries	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,060	98,344	4,816
	Holdings, Inc.
Goldman Sachs	Change Healthcare, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	609	9,982	1,863
Goldman Sachs	Check Point Software	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,144	126,938	(1,553)
	Technologies Ltd.
Goldman Sachs	The Cheesecake	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	115	4,469	(233)
	Factory, Inc.
Goldman Sachs	Chegg, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	139	5,269	1,006

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The Chemours Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	519	$9,389	$2,196
Goldman Sachs	Chevron Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,252	150,879	2,336
Goldman Sachs	Chubb Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	90	14,017	143
Goldman Sachs	Church & Dwight	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	10	703	(32)
	Company, Inc.
Goldman Sachs	Ciena Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,147	134,345	24,989
Goldman Sachs	Cimarex Energy	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	183	9,606	1,613
	Company
Goldman Sachs	Cincinnati Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,488	157,279	(3,037)
	Corporation
Goldman Sachs	Cinemark Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	195	6,601	(24)
Goldman Sachs	Cineplex, Inc.	12/10/25	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	8,258	213,377	393
Goldman Sachs	Cirrus Logic, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	101	8,323	1,210
Goldman Sachs	Citrix Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,389	154,040	1,409
Goldman Sachs	Clean Harbors, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	890	76,318	4,776
Goldman Sachs	Clear Channel Outdoor	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,676	4,793	641
	Holdings, Inc.
Goldman Sachs	Cleveland-Cliffs, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	290	2,436	37
Goldman Sachs	Clovis Oncology, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,903	30,264	(687)
Goldman Sachs	CMS Energy Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	35	2,199	79
Goldman Sachs	CNX Resources	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,123	54,189	9,415
	Corporation
Goldman Sachs	The Coca-Cola Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	24	1,328	3
Goldman Sachs	Coca-Cola European	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,074	156,405	(1,130)
	Partners plc
Goldman Sachs	Cognizant Tech Solutions	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	825	51,166	219
	Corporation, Class A
Goldman Sachs	Coherent, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7	1,164	90
Goldman Sachs	Coherus Biosciences, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	442	7,958	212
Goldman Sachs	Colgate-Palmolive	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	649	44,677	821
	Company
Goldman Sachs	CommScope Holding	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,734	38,795	6,869
	Company, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Computer Programs	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	311	$8,210	$1,539
	& Systems, Inc.
Goldman Sachs	CONMED Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	277	30,977	385
Goldman Sachs	Conn’s, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,277	15,822	(8,655)
Goldman Sachs	ConocoPhillips	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	707	45,976	4,828
Goldman Sachs	Consol Energy, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	516	7,487	14
Goldman Sachs	Construction Partners,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	418	7,052	183
	Inc., Class A
Goldman Sachs	Continental Building	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,213	226,340	1,055
	Products, Inc.
Goldman Sachs	Continental Gold, Inc.	12/10/25	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	46,495	187,635	(58)
Goldman Sachs	Continental	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	776	26,617	3,823
	Resources, Inc.
Goldman Sachs	The Cooper	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	28	8,996	113
	Companies, Inc.
Goldman Sachs	CoreLogic, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	43	1,880	152
Goldman Sachs	CoreSite Realty	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	307	34,795	367
	Corporation
Goldman Sachs	Cornerstone Building	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,093	9,301	1,687
	Brands, Inc.
Goldman Sachs	Costco Wholesale	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	503	147,842	(979)
	Corporation
Goldman Sachs	Cracker Barrel Old	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	306	47,044	(1,219)
	Country Store, Inc.
Goldman Sachs	Crane Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	188	16,239	905
Goldman Sachs	Credit Acceptance	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	119	52,637	491
	Corporation
Goldman Sachs	CSX Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9	651	35
Goldman Sachs	CubeSmart	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,197	133,507	(10,399)
Goldman Sachs	Cullen/Frost Bankers, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9	880	35
Goldman Sachs	Cummins, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	117	20,938	(129)
Goldman Sachs	Cypress Semiconductor	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	31,250	732,500	34,898
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Dana, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	500	$9,100	$803
Goldman Sachs	Darling Ingredients, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	419	11,766	3,748
Goldman Sachs	Dave & Buster’s	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,003	40,291	314
	Entertainment, Inc.
Goldman Sachs	DaVita, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	595	44,643	11,023
Goldman Sachs	Dell Technologies,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	361	18,552	(465)
	Inc., Class C
Goldman Sachs	Dentsply Sirona, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	156	8,844	(52)
Goldman Sachs	Designer Brands,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	507	8,107	(3,229)
	Inc., Class A
Goldman Sachs	Detour Gold Corporation	12/10/25	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	3,200	60,636	6,029
Goldman Sachs	Devon Energy	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	216	5,610	954
	Corporation
Goldman Sachs	Dick’s Sporting	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	244	12,076	2,462
	Goods, Inc.
Goldman Sachs	Dine Brands Global, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	389	32,758	3,794
Goldman Sachs	Discover Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,161	98,476	5,738
	Services
Goldman Sachs	Discovery, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	199	6,515	1,021
Goldman Sachs	Dollar General	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	175	27,297	144
	Corporation
Goldman Sachs	Dollar Tree, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	272	25,582	528
Goldman Sachs	Domtar Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,104	42,719	1,733
Goldman Sachs	Donaldson	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	752	43,330	5,851
	Company, Inc.
Goldman Sachs	Dorian LPG Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,588	24,582	2,023
Goldman Sachs	Dropbox, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	444	7,952	(1,005)
Goldman Sachs	E*Trade Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	162	7,350	345
	Corporation
Goldman Sachs	Eagle Materials, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,340	121,553	1,079
Goldman Sachs	East West Bancorp, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	744	36,233	2,396
Goldman Sachs	Eastman Chemical	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	185	14,771	640
	Company

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Eaton Vance Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	56	$2,615	$389
Goldman Sachs	Ebay, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,299	155,237	3,356
Goldman Sachs	Edwards Lifesciences	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	621	144,873	1,451
	Corporation
Goldman Sachs	Electronic Arts, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	81	8,708	527
Goldman Sachs	Emcor Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	433	37,368	(246)
Goldman Sachs	Emergent	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	152	8,200	11
	BioSolutions, Inc.
Goldman Sachs	Endo International plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,253	5,877	758
Goldman Sachs	EPR Properties	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,672	118,737	1,177
Goldman Sachs	EQT Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	42	458	(292)
Goldman Sachs	Equifax, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	851	119,242	3,557
Goldman Sachs	Equinix, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1	584	33
Goldman Sachs	Equity Residential	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	857	69,835	(2,169)
Goldman Sachs	Essent Group Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	52	2,703	1
Goldman Sachs	Essex Property Trust, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	519	157,158	575
Goldman Sachs	Everi Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	617	8,286	3,263
Goldman Sachs	Exelixis, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,929	33,989	(725)
Goldman Sachs	Expeditors International	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	66	5,149	316
	of Washington, Inc.
Goldman Sachs	Extra Space Storage, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,187	125,371	(1,152)
Goldman Sachs	Exxon Mobil Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,214	154,493	(251)
Goldman Sachs	F5 Networks, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	594	82,952	211
Goldman Sachs	Farfetch Ltd., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	345	3,571	(2,752)
Goldman Sachs	Federal Realty	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,206	156,515	(875)
	Investment Trust
Goldman Sachs	Ferrari NV	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	320	52,973	108
Goldman Sachs	First American	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,468	143,934	185
	Financial Corporation
Goldman Sachs	First Industrial Realty	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,693	112,406	2,771
	Trust, Inc.
Goldman Sachs	FirstEnergy Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	48	2,333	40

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
JP Morgan	Fitbit, Inc. Class A	12/2/25	Pay	0.200% + 1 Month LIBOR USD	Monthly	4,993	$32,804	$(1,638)
Securities
Goldman Sachs	Fitbit, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	55,557	365,009	(31,988)
Goldman Sachs	Five Below, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	177	22,631	1,992
Goldman Sachs	Five9, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	56	3,672	1,007
Goldman Sachs	FleetCor	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	405	116,527	78
	Technologies, Inc.
Goldman Sachs	Flir Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,756	91,435	(443)
Goldman Sachs	Floor & Decor	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	25	1,270	151
	Holdings, Inc., Class A
Goldman Sachs	Flowserve Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	56	2,798	191
Goldman Sachs	Foot Locker, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,630	141,534	(11,524)
Goldman Sachs	Franklin Resources, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,652	122,115	(11,245)
Goldman Sachs	GameStop Corporation,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	882	5,363	(51)
	Class A
Goldman Sachs	The Gap, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,358	41,689	(295)
Goldman Sachs	Gartner, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	244	37,600	440
Goldman Sachs	GCI Liberty,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,170	153,745	4,862
	Inc., Class A
Goldman Sachs	General Dynamics	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	873	153,954	(3,429)
	Corporation
Goldman Sachs	General Motors	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,084	76,274	1,611
	Company
Goldman Sachs	Genesco, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	871	41,738	7,611
Goldman Sachs	Gentex Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	57	1,652	57
Goldman Sachs	Genuine Parts Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	151	16,004	236
Goldman Sachs	Gibraltar Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	829	41,815	8,474
Goldman Sachs	Gilead Sciences, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,156	75,117	(1,253)
Goldman Sachs	GoDaddy, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	838	56,917	4,265
Goldman Sachs	Golden	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	650	12,493	3,243
	Entertainment, Inc.
Goldman Sachs	Graco, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	108	5,616	542

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Graftech	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	456	$5,299	$(282)
	International Ltd.
Goldman Sachs	Graphic Packaging	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,267	21,191	2,978
	Holding Company
Goldman Sachs	Griffon Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	453	9,209	2,075
Goldman Sachs	GTT	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	800	9,080	1,686
	Communications, Inc.
Goldman Sachs	Guidewire Software, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	10	1,098	154
Goldman Sachs	Gulfport Energy	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	18,598	56,538	(1,563)
	Corporation
Goldman Sachs	H&R Block, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	181	4,250	25
Goldman Sachs	Haemonetics Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,666	191,423	(5,361)
Goldman Sachs	Halozyme	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,301	23,067	(1,322)
	Therapeutics, Inc.
Goldman Sachs	Hanesbrands, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,573	67,909	(3,989)
Goldman Sachs	Harmonic, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,002	7,816	(202)
Goldman Sachs	The Hartford Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	77	4,679	53
	Services Group, Inc.
Goldman Sachs	Hasbro, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	620	65,478	6,491
Goldman Sachs	HD Supply	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,139	166,471	983
	Holdings, Inc.
Goldman Sachs	Healthcare Realty	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	63	2,102	80
	Trust, Inc.
Goldman Sachs	Helen of Troy Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	85	15,282	2,247
Goldman Sachs	Henry Schein, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	27	1,801	10
Goldman Sachs	Hess Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	122	8,151	341
Goldman Sachs	Hewlett Packard	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	244	3,870	(83)
	Enterprise Company
Goldman Sachs	Hexcel Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	54	3,959	(149)
Goldman Sachs	Hill-Rom Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	77	8,742	1,030
Goldman Sachs	HollyFrontier	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	997	50,558	(1,376)
	Corporation
Goldman Sachs	The Home Depot, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	160	34,941	1,111

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Honeywell	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	827	$146,379	$553
	International, Inc.
Goldman Sachs	Hubbell, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	26	3,843	228
Goldman Sachs	HubSpot, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	15	2,378	196
Goldman Sachs	Hudson Ltd., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	596	9,143	2,452
Goldman Sachs	Huntington Ingalls	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	166	41,646	16
	Industries, Inc.
Goldman Sachs	ICU Medical, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	130	24,326	2,712
Goldman Sachs	Ingersoll-Rand plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,003	133,319	(557)
Goldman Sachs	Ingles Markets,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	224	10,642	635
	Inc., Class A
Goldman Sachs	Insulet Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	238	40,746	5,899
Goldman Sachs	Integer Holdings	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	109	8,767	834
	Corporation
Goldman Sachs	International Business	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,142	153,074	716
	Machines Corporation
Goldman Sachs	International Game	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	563	8,428	1,208
	Technology plc
Goldman Sachs	Interxion Holding NV	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,861	239,780	(8,282)
Goldman Sachs	Invitation Homes, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,132	33,926	728
Goldman Sachs	IPG Photonics	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4	580	58
	Corporation
Goldman Sachs	ITT, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	292	21,582	3,939
Goldman Sachs	J2 Global, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	319	29,893	526
Goldman Sachs	Jabil, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	636	26,286	3,552
Goldman Sachs	Jack Henry &	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	464	67,591	(89)
	Associates, Inc.
Goldman Sachs	Jack in the Box, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	401	31,290	(2,837)
Goldman Sachs	Jacobs Engineering	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	146	13,115	488
	Group, Inc.
Goldman Sachs	Jagged Peak Energy, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	20,479	173,867	34,130
Goldman Sachs	JetBlue Airways	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,161	40,454	223
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The J. M. Smucker	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	347	$36,133	$(58)
	Company
Goldman Sachs	Johnson Controls	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,783	196,177	(4,385)
	International plc
Goldman Sachs	Juniper Networks, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	119	2,931	107
Goldman Sachs	Kaman Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	549	36,300	4,250
Goldman Sachs	Kansas City Southern	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	535	82,081	1,144
Goldman Sachs	Kellogg Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	68	4,703	254
Goldman Sachs	Kelly Services,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	377	8,513	(273)
	Inc., Class A
Goldman Sachs	Kemet Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	14,551	393,605	13,599
Goldman Sachs	Kennametal, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	233	8,595	1,662
Goldman Sachs	Keysight	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	243	24,939	(77)
	Technologies, Inc.
Goldman Sachs	Kforce, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,049	41,645	3,561
Goldman Sachs	Kinder Morgan, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,443	30,548	1,978
Goldman Sachs	Kohls Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	305	15,540	1,279
Goldman Sachs	Koppers Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	224	8,561	2,249
Goldman Sachs	L Brands, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	470	8,516	(446)
Goldman Sachs	Laboratory Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	92	15,564	52
	of America Holdings
Goldman Sachs	Ladenburg Thalmann	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,010	17,435	72
	Financial Services, Inc.
Goldman Sachs	Lam Research	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	158	46,381	9,214
	Corporation
Goldman Sachs	Landstar System, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	415	47,256	600
Goldman Sachs	Lannett Company, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	820	7,232	(1,060)
Goldman Sachs	LendingTree, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6	1,821	(130)
Goldman Sachs	Liberty Broadband	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	11	1,383	69
	Corporation, Class C
Goldman Sachs	Liberty Latin America,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	473	9,205	303
	Ltd. Class C

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Liberty Oilfield Services,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	924	$10,275	$438
	Inc., Class A
Goldman Sachs	Liberty Property Trust	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	9	544	25
Goldman Sachs	Lincoln National	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,576	93,000	(2,087)
	Corporation
Goldman Sachs	LKQ Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	114	4,070	1,068
Goldman Sachs	Louisiana-Pacific	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,054	90,612	2,912
	Corporation
Goldman Sachs	Lowe’s Companies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	277	33,174	1,713
Goldman Sachs	Lumentum Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	13	1,031	295
Goldman Sachs	M/I Homes, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	187	7,358	781
Goldman Sachs	The Macerich Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,431	38,523	(2,104)
Goldman Sachs	Magna International, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	982	53,853	61
Goldman Sachs	Mallinckrodt plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,786	13,213	(865)
Goldman Sachs	ManpowerGroup, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	107	10,390	1,356
Goldman Sachs	Manulife Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7,274	147,589	26,721
	Corporation
Goldman Sachs	Marathon Oil	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7,046	95,685	10,285
	Corporation
Goldman Sachs	Marathon Petroleum	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	225	13,556	78
	Corporation
Goldman Sachs	The Marcus Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	258	8,197	(724)
Goldman Sachs	MarineMax, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,945	32,462	791
Goldman Sachs	Markel Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	53	60,588	526
Goldman Sachs	Masco Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	905	43,431	5,608
Goldman Sachs	MasTec, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,580	101,373	5,889
Goldman Sachs	Mastercraft Boat	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	498	7,844	458
	Holdings, Inc.
Goldman Sachs	Match Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	95	7,800	1,021
Goldman Sachs	Maxar Technologies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	246	3,855	1,071
Goldman Sachs	MAXIMUS, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,529	113,742	714
Goldman Sachs	McKesson Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	844	116,733	(2,800)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
JP Morgan	The Medicines	11/27/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	8,970	$761,912	$9,308
Securities	Company
Goldman Sachs	Medtronic plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	386	43,958	892
Goldman Sachs	Mellanox	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,935	461,103	22,365
	Technologies Ltd.
JP Morgan	Mellanox	6/10/20	Pay	0.200% + 1 Month LIBOR USD	Monthly	3,365	394,311	18,324
Securities	Technologies Ltd.
Goldman Sachs	Mercury Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	390	26,953	(1,474)
Goldman Sachs	Meridian Bioscience, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	897	8,764	234
Goldman Sachs	Meritage Homes	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	659	40,271	(3,078)
	Corporation
Goldman Sachs	Meritor, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	331	8,669	2,038
Goldman Sachs	Metlife, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,016	51,786	4,482
Goldman Sachs	MGM Growth Properties	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	66	2,075	44
	LLC, Class A
Goldman Sachs	MGM Resorts	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	62	2,063	369
	International
Goldman Sachs	Micron Technology, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	155	8,336	2,390
Goldman Sachs	Mid-America Apartment	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,191	157,045	2,391
	Communities, Inc.
Goldman Sachs	The Middleby	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	556	60,893	278
	Corporation
Goldman Sachs	Mirati Therapeutics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	193	24,870	6,860
Goldman Sachs	Molson Coors Brewing	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,004	54,116	2,659
	Company, Class B
Goldman Sachs	Moog, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	97	8,277	284
Goldman Sachs	MSG Networks,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,474	43,048	2,208
	Inc., Class A
Goldman Sachs	Murphy Oil Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	289	7,745	914
Goldman Sachs	Murphy USA, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	287	33,579	58
Goldman Sachs	MutualFirst	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	300	11,901	110
	Financial, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	National Fuel Gas	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	92	$4,322	$119
	Company
Goldman Sachs	National Retail	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,008	54,049	1,743
	Properties, Inc.
Goldman Sachs	Natus Medical, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	260	8,577	1,053
Goldman Sachs	Navistar International	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	251	7,264	(217)
	Corporation
Goldman Sachs	NetApp, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2	125	1
Goldman Sachs	NETGEAR, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,968	48,236	(11,542)
Goldman Sachs	Neurocrine	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	108	11,609	(35)
	Biosciences, Inc.
Goldman Sachs	Newmarket Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	85	41,516	46
Goldman Sachs	News Corporation,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	277	3,917	693
	Class A
Goldman Sachs	Nielsen Holdings plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,110	42,833	(4,208)
Goldman Sachs	Nordson Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	214	34,889	(126)
Goldman Sachs	Norfolk Southern	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	198	38,438	635
	Corporation
Goldman Sachs	Northern Oil	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,522	10,581	1,066
	and Gas, Inc.
Goldman Sachs	Northrop Grumman	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	155	53,315	(747)
	Corporation
Goldman Sachs	Norwegian Cruise	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	973	56,833	6,389
	Line Holdings, Inc.
Goldman Sachs	Nuance	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,328	59,338	9,424
	Communications, Inc.
Goldman Sachs	nVent Electric plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	63	1,612	109
Goldman Sachs	Occidental Petroleum	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	641	26,416	2,227
	Corporation
Goldman Sachs	Ollie’s Bargain Outlet	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	495	32,328	203
	Holdings, Inc.
Goldman Sachs	Omega Healthcare	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	410	17,364	648
	Investors, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	OMNOVA	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,549	$66,210	$893
	Solutions, Inc.
Goldman Sachs	Oracle Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	559	29,616	(1,066)
Goldman Sachs	O’Reilly	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	324	141,996	132
	Automotive, Inc.
JP Morgan	OSRAM Licht AG	12/2/20	Receive	0.300% + 1 Month EURIBOR	Monthly	6,811	332,246	33,059
Securities
Goldman Sachs	PACCAR, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	612	49,817	1,033
Goldman Sachs	Pacific Biosciences Of	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	34,894	179,355	(50,247)
	California, Inc.
Goldman Sachs	Packaging Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	444	50,154	742
	Of America
Goldman Sachs	PacWest Bancorp	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	470	17,987	469
Goldman Sachs	Park-Ohio Holdings	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	261	8,783	1,374
	Corporation
Goldman Sachs	Patrick Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	46	2,412	101
Goldman Sachs	Patterson	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	419	8,581	879
	Companies, Inc.
Goldman Sachs	Paychex, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	490	41,679	122
Goldman Sachs	Peabody Energy	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,639	42,308	(18,958)
	Corporation
Goldman Sachs	Pebblebrook Hotel Trust	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	302	8,211	694
Goldman Sachs	Pembina Pipeline	12/10/25	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	2	73	1
	Corporation
Goldman Sachs	Penumbra, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	203	33,347	998
Goldman Sachs	PepsiCo, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	918	124,856	(299)
Goldman Sachs	Perrigo Company plc	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,400	72,324	(3,874)
Goldman Sachs	Phillips 66	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,381	153,857	(1,403)
Goldman Sachs	Photronics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,703	42,599	11,649
Goldman Sachs	Phreesia, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,151	30,663	(1,740)
Goldman Sachs	Pihlajalinna Oyj	12/10/25	Receive	0.350% + ESTRON	Monthly	1,579	26,659	16
Goldman Sachs	Pinnacle West Capital	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	364	32,735	284
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Pinterest, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	990	$18,454	$(6,749)
Goldman Sachs	Pioneer Natural	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	196	29,755	4,962
	Resources Company
Goldman Sachs	PlayAGS, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,528	18,535	2,996
Goldman Sachs	Pool Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	15	3,186	82
Goldman Sachs	Popular, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	33	2,013	212
Goldman Sachs	Portland General	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	30	1,685	(25)
	Electric Company
Goldman Sachs	Post Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	78	8,510	244
Goldman Sachs	Principal Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	408	22,440	106
	Group, Inc.
Goldman Sachs	Progress Software	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	198	8,227	222
	Corporation
Goldman Sachs	The Progressive	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	41	2,968	94
	Corporation
Goldman Sachs	Proofpoint, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,012	116,157	1,438
Goldman Sachs	ProPetro Holding	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	964	10,845	2,215
	Corporation
Goldman Sachs	PROS Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	165	9,887	1,347
Goldman Sachs	Prosperity	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	38	2,749	130
	Bancshares, Inc.
Goldman Sachs	The Providence	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	85	5,030	171
	Service Corporation
Goldman Sachs	Prudential Financial, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,430	134,048	(1,223)
Goldman Sachs	Public Service	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,613	154,298	1,047
	Enterprise Group, Inc.
Goldman Sachs	Public Storage	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	335	71,342	2,583
Goldman Sachs	PulteGroup, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	855	33,277	689
Goldman Sachs	Puma Biotechnology, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	711	6,221	(701)
Goldman Sachs	QUALCOMM, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	95	8,382	(43)
Goldman Sachs	Qualys, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	343	28,596	(514)
Goldman Sachs	Quanta Services, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,222	131,329	1,435

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
JP Morgan	Ra Pharmaceuticals, Inc.	10/15/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	9,339	$438,279	$8,709
Securities
Goldman Sachs	Range Resources	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5,976	28,984	2,686
	Corporation
Goldman Sachs	RealPage, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,433	77,024	(10,321)
Goldman Sachs	Realty Income	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,530	113,002	(2,123)
	Corporation
Goldman Sachs	Redde plc	12/10/25	Pay	0.350% + Sterling Overnight Index Average	Monthly	10,470	14,522	(60)
Goldman Sachs	Regal Beloit Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	99	8,505	1,664
Goldman Sachs	Regency Centers	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,474	156,085	(4,800)
	Corporation
Goldman Sachs	Regeneron	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	22	8,261	39
	Pharmaceuticals, Inc.
Goldman Sachs	Reinsurance Group	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	701	114,305	321
	of America, Inc.
Goldman Sachs	Rent-A-Center, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,297	37,405	4,256
Goldman Sachs	Repligen Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	14	1,295	188
Goldman Sachs	REV Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,421	29,609	(1,786)
Goldman Sachs	Rite Aid Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	548	8,478	2,872
Goldman Sachs	Rockwell	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	22	4,459	1,021
	Automation, Inc.
Goldman Sachs	Rollins, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,201	39,825	(2,449)
Goldman Sachs	Royal Bank of Canada	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,318	104,386	(3,356)
Goldman Sachs	Royal Gold, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	77	9,413	832
Goldman Sachs	RPM International, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	425	32,623	208
Goldman Sachs	RR Donnelley &	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,038	8,050	691
	Sons Company
Goldman Sachs	Sabra Health Care	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	158	3,372	120
	REIT, Inc.
Goldman Sachs	Sage Therapeutics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	606	43,747	(46,481)
Goldman Sachs	salesforce.com, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	218	35,456	42
Goldman Sachs	Sally Beauty	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,625	29,656	10,114
	Holdings, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Schneider National,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	364	$7,964	$490
	Inc., Class B
Goldman Sachs	Select Medical	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,434	33,470	4,742
	Holdings Corporation
Goldman Sachs	Sensata Technologies	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	432	23,272	1,613
	Holding plc
Goldman Sachs	ServiceNow, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	51	14,398	2,082
Goldman Sachs	Shake Shack, Inc.,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	410	24,424	(9,532)
	Class A
Goldman Sachs	The Sherwin-Williams	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2	1,167	16
	Company
Goldman Sachs	Simon Property	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	5	745	21
	Group, Inc.
Goldman Sachs	The Simply Good	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,045	29,824	(215)
	Foods Company
Goldman Sachs	Sina Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,348	53,826	(2,561)
Goldman Sachs	Skyworks Solutions, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	312	37,715	6,702
Goldman Sachs	SMART Global	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	254	9,637	2,603
	Holdings, Inc.
Goldman Sachs	Solaris Oilfield	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	757	10,598	1,124
	Infrasture, Inc., Class A
Goldman Sachs	Sonic Automotive,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	255	7,931	1,223
	Inc., Class A
Goldman Sachs	The Southern Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	533	33,952	1,495
Goldman Sachs	Southern Copper	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	488	20,730	2,214
	Corporation
Goldman Sachs	Southwestern	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	8,699	21,052	4,597
	Energy Company
Goldman Sachs	SPDR S&P 500	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,956	632,800	6,654
	ETF Trust
Goldman Sachs	Spirit Aerosystems	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,012	73,714	(5,553)
	Holdings, Inc., Class A
Goldman Sachs	Spotify Technology SA	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2	299	(3)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Sprint Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	73,589	$383,399	$(126,837)
Goldman Sachs	Square, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	661	41,352	(1,648)
Goldman Sachs	SRC Energy, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7,940	32,713	(3,742)
JP Morgan	SRC Energy, Inc.	9/14/20	Pay	0.200% + 1 Month LIBOR USD	Monthly	2,404	9,904	(2,444)
Securities
Goldman Sachs	Starbucks Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	376	33,058	2,248
JP Morgan	The Stars Group, Inc.	10/5/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	8,116	211,746	44,862
Securities
Goldman Sachs	Steel Dynamics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,251	42,884	6,616
Goldman Sachs	Steven Madden Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	194	8,344	1,708
Goldman Sachs	STORE Capital	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,424	128,708	1,759
	Corporation
Goldman Sachs	Sun Communities, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	586	88,410	1,290
Goldman Sachs	Sunstone Hotel	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	7,211	104,632	6,612
	Investors, Inc.
Goldman Sachs	Swedol AB, Class B	12/10/25	Pay	0.350% + Stockholm Interbank Offered Rate	Monthly	2,115	10,201	56
Goldman Sachs	Synaptics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	144	9,471	3,480
Goldman Sachs	Synchrony Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	266	9,579	(97)
Goldman Sachs	Syneos Health, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	273	16,237	1,270
Goldman Sachs	SYNNEX Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	33	4,250	244
Goldman Sachs	Synovus Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,112	43,924	4,930
	Corporation
Goldman Sachs	Synthorx, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	546	38,160	1,320
Goldman Sachs	Tailored Brands, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	723	2,993	(652)
Goldman Sachs	Take-Two Interactive	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	150	18,365	29
	Software, Inc.
Goldman Sachs	Tandem Diabetes	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	84	5,007	(741)
	Care, Inc.
Goldman Sachs	Tapestry, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,242	33,497	(46)
Goldman Sachs	TD Ameritrade	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	18,809	934,807	(37,805)
	Holding Corporation
Goldman Sachs	Teekay Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	133	708	74

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Teledyne	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1	$347	$6
	Technologies, Inc.
Goldman Sachs	Telephone and Data	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,765	44,884	945
	Systems, Inc.
Goldman Sachs	TELUS Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	399	38,240	3,073
Goldman Sachs	Tenneco, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	619	8,109	2,129
Goldman Sachs	Tetra Tech, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	72	6,204	(34)
Goldman Sachs	Texas Roadhouse, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	54	3,041	—
Goldman Sachs	Textron, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,068	92,284	(1,675)
Goldman Sachs	Tiffany & Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,737	904,307	4,485
Goldman Sachs	Titan Machinery, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	612	9,045	(728)
Goldman Sachs	TiVo Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,420	12,042	115
JP Morgan	TLG Immobilien AG	12/2/25	Receive	0.300% + 1 Month EURIBOR	Monthly	112	3,532	67
Securities
Goldman Sachs	TLG Immobilien AG	12/10/25	Receive	0.350% + ESTRON	Monthly	117	3,688	62
Goldman Sachs	TopBuild Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,073	110,605	(1,142)
Goldman Sachs	The Toronto-	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,748	154,245	(3,567)
	Dominion Bank
Goldman Sachs	Tractor Supply Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	587	54,849	159
Goldman Sachs	TransDigm Group, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	89	52,733	5,260
Goldman Sachs	Trex Company, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	55	4,943	41
Goldman Sachs	Trimble, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,984	82,713	2,906
Goldman Sachs	Trinity Industries, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	3,960	87,714	4,641
Goldman Sachs	TrueBlue, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,794	43,164	1,130
Goldman Sachs	Twilio, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	298	29,287	(3,373)
Goldman Sachs	Tyson Foods,	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	91	8,285	830
	Inc., Class A
Goldman Sachs	Uber Technologies, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,327	39,465	(13,487)
Goldman Sachs	Ubiquiti, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	31	5,858	347
Goldman Sachs	UBS Group AG	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,784	22,443	1,448
Goldman Sachs	UDR, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,280	106,476	(697)
Goldman Sachs	UGI Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,870	85,077	(1,239)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	uniQure NV	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	49	$3,511	$1,411
Goldman Sachs	Unisys Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	731	8,670	3,633
Goldman Sachs	United Continental	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	843	74,260	693
	Holdings, Inc.
Goldman Sachs	United Natural	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	823	7,209	379
	Foods, Inc.
Goldman Sachs	United Parcel	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	310	36,289	(23)
	Service, Inc., Class B
Goldman Sachs	United Rentals, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	282	47,029	5,172
Goldman Sachs	United Therapeutics	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	71	6,254	(167)
	Corporation
Goldman Sachs	Univar Solutions, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	33	800	77
Goldman Sachs	Universal Display	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	145	29,880	5,071
	Corporation
Goldman Sachs	Unum Group	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	237	6,911	115
Goldman Sachs	Urban Outfitters, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,270	35,268	5,470
Goldman Sachs	Valero Energy	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,635	153,118	589
	Corporation
Goldman Sachs	Varex Imaging	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	278	8,287	435
	Corporation
Goldman Sachs	Veloxis	12/10/25	Receive	0.350% + Copenhagen Interbank	Monthly	11,925	10,602	41
	Pharmaceuticals A/S			Offered Rates 1 Month
JP Morgan	Veloxis	12/2/20	Receive	0.300% + Copenhagen Interbank	Monthly	12,623	11,259	54
Securities	Pharmaceuticals A/S			Offered Rates 1 Month
Goldman Sachs	Verint Systems, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	171	9,467	1,364
Goldman Sachs	Vistra Energy	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	529	12,162	(501)
	Corporation
Goldman Sachs	VMware, Inc., Class A	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	998	151,486	813
Goldman Sachs	Voya Financial, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	944	57,565	5,695
Goldman Sachs	Wabash National	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	531	7,843	211
	Corporation
Goldman Sachs	WABCO Holdings, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,819	923,974	25,533
Goldman Sachs	Wabtec Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	657	51,115	2,520

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Walmart, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,281	$152,287	$(1,677)
Goldman Sachs	Warrior Met Coal, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	884	18,679	(62)
Goldman Sachs	Waste Connections, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,719	156,068	1,513
Goldman Sachs	Waters Corporation	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	186	43,459	3,697
Goldman Sachs	Watsco, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	173	31,166	276
Goldman Sachs	Webster Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	20	1,067	110
	Corporation
Goldman Sachs	WellCare Health	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	2,778	917,323	120,741
	Plans, Inc.
Goldman Sachs	Werner Enterprises, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,360	49,490	(1,117)
Goldman Sachs	West Pharmaceutical	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	181	27,210	532
	Services, Inc.
Goldman Sachs	WEX, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	35	7,331	334
Goldman Sachs	Whiting Petroleum	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,489	32,949	488
	Corporation
Goldman Sachs	William Lyon	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	6,490	129,670	(3,755)
	Homes, Class A
Goldman Sachs	The Williams	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,894	44,926	958
	Companies, Inc.
Goldman Sachs	Williams-Sonoma, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	401	29,449	2,592
Goldman Sachs	Wintrust Financial	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	71	5,034	567
	Corporation
Goldman Sachs	Wix.com Ltd.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	891	109,041	451
Goldman Sachs	Wolverine World	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,010	34,178	6,050
	Wide, Inc.
Goldman Sachs	World Wrestling	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	386	25,040	927
	Entertainment,
	Inc., Class A
Goldman Sachs	Worthington	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	1,093	46,103	6,422
	Industries, Inc.
Goldman Sachs	WPX Energy, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	4,120	56,609	12,913
Goldman Sachs	W. R. Berkley	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	434	29,989	(345)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Wright Medical	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	28,523	$869,380	$37,737
	Group NV
Goldman Sachs	WW International, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	147	5,617	89
Goldman Sachs	XPO Logistics, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	586	46,704	6,517
Goldman Sachs	Xylem, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	813	64,056	1,982
Goldman Sachs	The York Water Company	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	745	34,486	2,378
Goldman Sachs	Zendesk, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	108	8,276	180
Goldman Sachs	Zimmer Biomet	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	56	8,396	259
	Holdings, Inc.
Goldman Sachs	Zoom Video	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	46	3,130	5
	Communications,
	Class A
Goldman Sachs	Zscaler, Inc.	12/10/25	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	136	6,324	(2,566)
SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	2U, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(1,439)	(74)
Goldman Sachs	3D Systems Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,105)	(9,669)	(735)
Goldman Sachs	3M Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(370)	(65,275)	(93)
Goldman Sachs	8X8, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(401)	(7,338)	317
Goldman Sachs	A10 Networks, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,740)	(39,434)	(2,235)
Goldman Sachs	AAON, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(162)	(8,004)	(553)
Goldman Sachs	Aaron’s, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(2,000)	747
JP Morgan	AbbVie, Inc.	6/29/20	Receive	-0.300% + 1 Month LIBOR USD	Monthly	(3,995)	(353,717)	(63,946)
Securities
Goldman Sachs	Abiomed, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(512)	324
Goldman Sachs	Acadia	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(471)	5
	Pharmaceuticals, Inc.
Goldman Sachs	Accenture plc, Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(574)	(120,867)	(6,753)
Goldman Sachs	Activision Blizzard, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(727)	(43,198)	(3,681)
Goldman Sachs	Adaptive Biotechnologies	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(539)	(26)
	Corporation
Goldman Sachs	Adient plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,291)	(27,434)	1,643
Goldman Sachs	ADO Properties SA	12/10/25	Pay	-0.300% + EMMI EURO Overnight Index Average	Monthly	(337)	(12,059)	136

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Advanced Drainage	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(208)	$(8,079)	$(274)
	Systems, Inc.
Goldman Sachs	Advanced Micro	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,190)	(54,573)	(15,603)
	Devices, Inc.
Goldman Sachs	Adverum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(484)	(34)
	Biotechnologies, Inc.
Goldman Sachs	AECOM	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,760)	(75,909)	(3,228)
Goldman Sachs	Aerie	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(647)	(15,638)	(2,689)
	Pharmaceuticals, Inc.
Goldman Sachs	Aerojet Rocketdyne	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(47)	(2,146)	79
	Holdings, Inc.
Goldman Sachs	The AES Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(528)	(10,507)	(1,551)
Goldman Sachs	Agenus, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(158)	(643)	(263)
Goldman Sachs	AGNC Investment	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,520)	(151,997)	(3,810)
	Corporation
Goldman Sachs	Aimmune	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(51)	(1,707)	(553)
	Therapeutics, Inc.
Goldman Sachs	Akcea Therapeutics, Inc.	12/10/25	Pay	-3.493% + U.S. Federal Funds Effective Rate	Monthly	(89)	(1,508)	107
Goldman Sachs	Akebia Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(777)	(324)
Goldman Sachs	Akorn, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(143)	(215)	375
Goldman Sachs	Alarm.com	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(1,676)	204
	Holdings, Inc.
Goldman Sachs	Alector, Inc.	12/10/25	Receive	-0.720% + U.S. Federal Funds Effective Rate	Monthly	(36)	(620)	(40)
Goldman Sachs	Alexandria Real	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,789)	(30)
	Estate Equities
Goldman Sachs	Align Technology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(3,069)	(713)
Goldman Sachs	Allakos, Inc.	12/10/25	Receive	-0.939% + U.S. Federal Funds Effective Rate	Monthly	(3)	(286)	(49)
Goldman Sachs	Allegheny	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(424)	(8,760)	(72)
	Technologies, Inc.
Goldman Sachs	Allegion plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,222)	(152,188)	(4,083)
Goldman Sachs	Alliant Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(413)	(22,599)	188
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Allogene	12/10/25	Receive	-1.250% + U.S. Federal Funds Effective Rate	Monthly	(58)	$(1,507)	$59
	Therapeutics, Inc.
Goldman Sachs	The Allstate Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(427)	(48,016)	(68)
Goldman Sachs	Alnylam	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(128)	(14,742)	(3,605)
	Pharmaceuticals, Inc.
Goldman Sachs	Alphatec Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(582)	(18)
Goldman Sachs	Altria Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,502)	(126,977)	(5,721)
Goldman Sachs	AMAG	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(156)	(1,899)	(408)
	Pharmaceuticals, Inc.
Goldman Sachs	AMC Networks,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(1,738)	337
	Inc., Class A
Goldman Sachs	Amdocs Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,103)	(152,415)	(607)
Goldman Sachs	The American	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(16,059)	58
	Express Company
Goldman Sachs	American Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,007)	(110,418)	740
	Group, Inc.
Goldman Sachs	American Tower	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(234)	(54,014)	(1,022)
	Corporation
Goldman Sachs	Ameriprise	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(2,832)	(326)
	Financial, Inc.
Goldman Sachs	Amkor Technology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,041)	(13,533)	(1,963)
Goldman Sachs	Amneal	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(153)	(737)	(310)
	Pharmaceuticals, Inc.
Goldman Sachs	Analog Devices, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,034)	(122,881)	(605)
Goldman Sachs	Anaplan, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(153)	(8,017)	(478)
Goldman Sachs	AnaptysBio, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(715)	(92)
Goldman Sachs	AngiodDynamics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,134)	(34,165)	(1,867)
Goldman Sachs	Annaly Capital	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11,040)	(106,757)	(2,408)
	Management, Inc.
Goldman Sachs	Ansys, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(180)	(46,334)	(1,975)
Goldman Sachs	Anterix, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(406)	(17,543)	(1,449)
Goldman Sachs	Anthem, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(277)	(83,662)	755
Goldman Sachs	Aon plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(306)	(63,737)	(629)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Apple, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(525)	$(154,166)	$(15,305)
Goldman Sachs	Aqua America, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(501)	(23,517)	(634)
Goldman Sachs	Arch Coal, Inc., Class A	12/10/25	Receive	-0.438% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,578)	111
Goldman Sachs	Archer-Daniels-	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(231)	(10,707)	(704)
	Midland Company
Goldman Sachs	Arconic, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,769)	(54,432)	(10,580)
Goldman Sachs	Arcus Biosciences, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(79)	(798)	(179)
Goldman Sachs	Ardelyx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,614)	(12,113)	307
Goldman Sachs	Ardmore Shipping	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,248)	(20,344)	(2,165)
	Corporation
Goldman Sachs	Ares Capital Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(280)	(5,222)	(36)
Goldman Sachs	Argan, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(495)	(19,869)	(626)
Goldman Sachs	Arlo Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,081)	(17,181)	(3,571)
Goldman Sachs	Aroundtown SA	12/10/25	Pay	-0.300% + ESTRON	Monthly	(498)	(4,419)	(116)
JP Morgan	Aroundtown SA	12/10/25	Pay	-0.300% + 1 Month EURIBOR	Monthly	(310)	(2,751)	(63)
Securities
Goldman Sachs	Arthur J. Gallagher	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(244)	(23,236)	(132)
	& Company
Goldman Sachs	Arvinas, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(616)	(367)
Goldman Sachs	Assembly	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(655)	(202)
	Biosciences, Inc.
Goldman Sachs	Assured Guaranty Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(3,922)	(109)
Goldman Sachs	Astec Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,256)	(52,752)	(7,126)
Goldman Sachs	At Home Group, Inc.	12/10/25	Receive	-0.347% + U.S. Federal Funds Effective Rate	Monthly	(238)	(1,309)	805
Goldman Sachs	Atara	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(1,383)	(339)
	Biotherapeutics, Inc.
Goldman Sachs	Athenex, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(401)	(6,123)	(1,603)
Goldman Sachs	Atmos Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,131)	(126,514)	(1,345)
	Corporation
Goldman Sachs	Autodesk, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(459)	(84,208)	(4,065)
Goldman Sachs	Autoliv, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,266)	(139)
Goldman Sachs	AVROBIO, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(644)	(184)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	AXA Equitable	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,109)	$(27,481)	$(780)
	Holdings, Inc.
Goldman Sachs	AxoGen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(662)	(211)
Goldman Sachs	Axonics Modulation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(727)	(20,145)	(3,650)
	Technologies, Inc.
Goldman Sachs	Axsome	12/10/25	Receive	-0.591% + U.S. Federal Funds Effective Rate	Monthly	(6)	(620)	(354)
	Therapeutics, Inc.
Goldman Sachs	B&G Foods, Inc.	12/10/25	Pay	-25.000% + U.S. Federal Funds Effective Rate	Monthly	(1,008)	(18,552)	(2,248)
Goldman Sachs	Badger Meter, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(8,376)	(1,384)
Goldman Sachs	Baker Hughes Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,280)	(32,806)	(3,063)
Goldman Sachs	Balchem Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(8,172)	(482)
Goldman Sachs	Bank OZK	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(175)	(5,338)	32
Goldman Sachs	Bausch Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(530)	(15,858)	(4,544)
	Companies, Inc.
Goldman Sachs	BBX Capital Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,768)	(8,433)	(294)
Goldman Sachs	Beazer Homes USA, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,761)	(39,013)	2,747
Goldman Sachs	Becton, Dickinson	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(183)	(49,771)	295
	and Company
Goldman Sachs	Bed Bath & Beyond, Inc.	12/10/25	Pay	-2.760% + U.S. Federal Funds Effective Rate	Monthly	(2,965)	(51,799)	(9,714)
Goldman Sachs	Benchmark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(294)	(10,146)	(653)
	Electronics, Inc.
Goldman Sachs	Best Buy Company, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,703)	(149,523)	(376)
Goldman Sachs	BeyondSpring, Inc.	12/10/25	Pay	-16.146% + U.S. Federal Funds Effective Rate	Monthly	(49)	(760)	(139)
Goldman Sachs	Big Lots, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(144)	(4,136)	(1,146)
Goldman Sachs	BioCryst	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,012)	(6,941)	(1,316)
	Pharmaceuticals, Inc.
Goldman Sachs	Biogen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(7,418)	26
Goldman Sachs	Biohaven Pharmaceutical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(653)	(92)
	Holding Company Ltd.
Goldman Sachs	BioLife Solutions, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(744)	(11)
Goldman Sachs	BioMarin	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,409)	(119,131)	(4,230)
	Pharmaceutical, Inc.
Goldman Sachs	Black Hills Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,414)	(35)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Bloom Energy	12/10/25	Pay	-5.823% + U.S. Federal Funds Effective Rate	Monthly	(858)	$(6,409)	$(1,223)
	Corporation, Class A
Goldman Sachs	Blueprint Medicines	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,362)	(34)
	Corporation
Goldman Sachs	Boise Cascade Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(839)	(30,649)	1,070
Goldman Sachs	Boyd Gaming	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(252)	(7,563)	(262)
	Corporation
Goldman Sachs	Brinker International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(2,814)	(125)
Goldman Sachs	Bristol-Myers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,998)	(128,252)	(9,340)
	Squibb Company
Goldman Sachs	Brixmor Property	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,322)	(50,178)	(3,525)
	Group, Inc.
Goldman Sachs	Brookdale Senior	12/5/29	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,547)	(18,517)	(648)
	Living, Inc.
Goldman Sachs	Brooks Automation, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(189)	(7,930)	(747)
Goldman Sachs	Brown & Brown, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,842)	(151,682)	(6,840)
Goldman Sachs	Brown-Forman	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(204)	(13,790)	(150)
	Corporation, Class B
Goldman Sachs	The Buckle, Inc.	12/10/25	Receive	-0.741% + U.S. Federal Funds Effective Rate	Monthly	(111)	(3,001)	(1,180)
Goldman Sachs	Bunge Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(449)	(25,840)	(1,679)
Goldman Sachs	Burlington Stores, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(5,701)	(5)
Goldman Sachs	BWX Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,458)	(152,593)	388
Goldman Sachs	Cabot Microelectronics	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(4,342)	201
	Corporation
Goldman Sachs	CACI International,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(8,750)	(25)
	Inc., Class A
Goldman Sachs	CaesarstoneLtd.	12/10/25	Receive	-1.149% + U.S. Federal Funds Effective Rate	Monthly	(2,092)	(31,526)	17
Goldman Sachs	CAI International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(2,202)	(385)
Goldman Sachs	Calavo Growers, Inc.	12/10/25	Receive	-0.518% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,631)	3
Goldman Sachs	Callon Petroleum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(370)	(1,787)	(294)
	Company
Goldman Sachs	Cal-Maine Foods, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(449)	(19,195)	(721)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The Campbell	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(736)	$(36,373)	$(1,005)
	Soup Company
Goldman Sachs	Camping World	12/10/25	Pay	-2.312% + U.S. Federal Funds Effective Rate	Monthly	(2,829)	(41,699)	(14,678)
	Holdings, Inc., Class A
Goldman Sachs	Canadian Pacific	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(611)	(156,160)	(3,506)
	Railway Ltd.
Goldman Sachs	Capital One	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,378)	(141,810)	(5,887)
	Financial Corporation
Goldman Sachs	Cara Therapeutics, Inc.	12/10/25	Receive	-0.549% + U.S. Federal Funds Effective Rate	Monthly	(1,587)	(25,567)	612
Goldman Sachs	Cardlytics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(144)	(9,052)	(3,140)
Goldman Sachs	Cardtronics plc, Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(1,473)	(233)
Goldman Sachs	CareDx, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(777)	20
Goldman Sachs	Carlisle Companies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(647)	(26)
Goldman Sachs	Carriage Services, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(470)	(12,032)	(139)
Goldman Sachs	Carter’s, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(7,107)	(183)
Goldman Sachs	Carvana Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(112)	(10,310)	(2,929)
Goldman Sachs	Casella Waste	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(171)	(7,871)	(785)
	Systems, Inc., Class A
Goldman Sachs	Cass Information	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(179)	(10,335)	(655)
	Systems, Inc.
Goldman Sachs	Catalyst	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(100)	(375)	112
	Pharmaceuticals, Inc.
Goldman Sachs	Cavco Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(40)	(7,815)	64
Goldman Sachs	CBIZ, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(372)	(10,029)	(486)
Goldman Sachs	CBOE Global	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(840)	26
	Markets, Inc.
Goldman Sachs	CBRE Group,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,947)	(119,332)	(6,843)
	Inc., Class A
Goldman Sachs	CDW Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(131)	(18,712)	(396)
Goldman Sachs	Cellular Biomedicine	12/10/25	Pay	-2.388% + U.S. Federal Funds Effective Rate	Monthly	(846)	(13,739)	1,725
	Group, Inc.
Goldman Sachs	Centene Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9,093)	(571,677)	(129,898)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Centennial Resource	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,881)	$(17,930)	$2,912
	Development, Inc.,
	Class A
Goldman Sachs	Century Aluminum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,113)	(8,364)	(1,857)
	Company
Goldman Sachs	Century	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(520)	(14,222)	399
	Communities, Inc.
Goldman Sachs	CenturyLink, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(894)	(11,810)	718
Goldman Sachs	Ceridian HCM	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(165)	(11,200)	(3,571)
	Holding, Inc.
Goldman Sachs	Cerner Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(326)	(23,984)	(583)
Goldman Sachs	Cerus Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,151)	(9,077)	840
Goldman Sachs	Charles River	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(379)	(57,896)	(1,620)
	Laboratories
	International, Inc.
Goldman Sachs	The Charles Schwab	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19,729)	(938,311)	35,009
	Corporation
Goldman Sachs	Chart Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(341)	(23,014)	(256)
Goldman Sachs	Chemed Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(9,664)	10
Goldman Sachs	Chesapeake Energy	12/10/25	Pay	-1.563% + U.S. Federal Funds Effective Rate	Monthly	(1,143)	(944)	336
	Corporation
Goldman Sachs	Chico’s FAS, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,674)	(6,378)	(582)
Goldman Sachs	The Children’s Place, Inc.	12/10/25	Receive	-0.627% + U.S. Federal Funds Effective Rate	Monthly	(44)	(2,751)	1,086
Goldman Sachs	Chipotle Mexican	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(32,647)	(983)
	Grill, Inc.
Goldman Sachs	Churchill Downs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(621)	(85,205)	(1,244)
Goldman Sachs	Cigna Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(3,272)	34
Goldman Sachs	Cincinnati Bell, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(109)	(1,141)	(565)
Goldman Sachs	Cintas Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(13,454)	(348)
Goldman Sachs	Clarus Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(640)	(8,678)	(1,145)
Goldman Sachs	Clean Energy Fuels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,916)	(11,503)	(1,574)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Clearwater Paper	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(429)	$(9,163)	$(1,145)
	Corporation
Goldman Sachs	Clearway Energy,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(518)	(10,334)	(692)
	Inc., Class C
Goldman Sachs	The Clorox Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(660)	(101,336)	(588)
Goldman Sachs	Cloudera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(884)	(204)
Goldman Sachs	Coeur Mining, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,334)	(10,779)	(3,977)
Goldman Sachs	Cognex Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(170)	(9,527)	(660)
Goldman Sachs	Colfax Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,030)	(37,471)	(4,070)
Goldman Sachs	Collegium	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(617)	(212)
	Pharmaceutical, Inc.
Goldman Sachs	The Columbia	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(7,815)	(541)
	Sportswear Company
Goldman Sachs	Comcast Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(208)	(9,354)	39
	Class A
Goldman Sachs	Commerce	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(288)	(19,567)	(458)
	Bancshares, Inc.
Goldman Sachs	Community Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(293)	(850)	76
	Systems, Inc.
Goldman Sachs	Compass Minerals	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(107)	(6,523)	(790)
	International, Inc.
Goldman Sachs	Conagra Brands, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,443)	(49,408)	(9,297)
Goldman Sachs	Conduent, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(113)	(701)	1
Goldman Sachs	Consolidated	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(210)	(815)	8
	Communications
	Holdings, Inc.
Goldman Sachs	Consolidated	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(109)	(9,861)	39
	Edison, Inc.
Goldman Sachs	Constellation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(179)	(33,965)	(1,005)
	Brands, Inc., Class A
Goldman Sachs	Copa Holdings	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(472)	(51,014)	(596)
	SA, Class A
Goldman Sachs	Copart, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(5,911)	(597)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Corbus Pharmaceuticals	12/10/25	Pay	-5.112% + U.S. Federal Funds Effective Rate	Monthly	(249)	$(1,360)	$(103)
	Holdings, Inc.
Goldman Sachs	Corcept	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(690)	120
	Therapeutics, Inc.
Goldman Sachs	Costamare, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,199)	(11,426)	(2,520)
Goldman Sachs	CoStar Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(2,393)	(30)
Goldman Sachs	Coupa Software, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,609)	25
Goldman Sachs	Cousins Properties, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(2,184)	(22)
Goldman Sachs	Covetrus, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,178)	(28,750)	(1,347)
Goldman Sachs	Credicorp Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(3,836)	19
Goldman Sachs	Cree, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(2,538)	559
Goldman Sachs	Crown Castle	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(512)	(72,781)	(838)
	International
	Corporation
Goldman Sachs	Cryoport, Inc.	12/10/25	Receive	-0.511% + U.S. Federal Funds Effective Rate	Monthly	(643)	(10,584)	(453)
Goldman Sachs	Curtiss-Wright	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(200)	(28,178)	490
	Corporation
Goldman Sachs	Cutera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(724)	(25,926)	864
Goldman Sachs	CVS Health Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(351)	(26,076)	234
Goldman Sachs	CyberArk Software Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(347)	(40,453)	(170)
Goldman Sachs	CyrusOne, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,622)	(106,938)	(2,639)
Goldman Sachs	CytomX	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(122)	(1,014)	(281)
	Therapeutics, Inc.
Goldman Sachs	Daily Journal	12/10/25	Pay	-2.240% + U.S. Federal Funds Effective Rate	Monthly	(28)	(8,132)	(143)
	Corporation
Goldman Sachs	Deciphera	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(560)	(119)
	Pharmaceuticals, Inc.
Goldman Sachs	Deckers Outdoor	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(4,053)	(129)
	Corporation
Goldman Sachs	Delek U.S. Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(142)	(4,761)	844
Goldman Sachs	Delta Air Lines, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,222)	(71,463)	607
Goldman Sachs	Denbury Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11,421)	(16,104)	(3,502)
Goldman Sachs	DexCom, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(13,781)	(3,840)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	DHT Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,393)	$(11,534)	$(1,328)
Goldman Sachs	Diamond Offshore	12/10/25	Receive	-1.162% + U.S. Federal Funds Effective Rate	Monthly	(3,356)	(24,130)	(5,657)
	Drilling, Inc.
Goldman Sachs	Diamondback	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(956)	(88,774)	(11,449)
	Energy, Inc.
Goldman Sachs	Diebold Nixdorf, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(66)	(697)	(139)
Goldman Sachs	Digimarc Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(286)	(9,598)	954
Goldman Sachs	Digital Realty Trust, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,967)	(237,333)	(914)
Goldman Sachs	Digital Turbine, Inc.	12/10/25	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(90)	(642)	4
Goldman Sachs	Dillards, Inc., Class A	12/10/25	Pay	-16.461% + U.S. Federal Funds Effective Rate	Monthly	(39)	(2,872)	(181)
Goldman Sachs	Diplomat Pharmacy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,663)	(6,652)	(121)
Goldman Sachs	Dish Network	12/10/25	Receive	-0.25% + U.S. Federal Funds Effective Rate	Monthly	(297)	(10,535)	(255)
	Corporation, Class A
Goldman Sachs	DMC Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(1,667)	(91)
Goldman Sachs	DocuSign, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(149)	(11,042)	(2,191)
Goldman Sachs	Domo, Inc., Class B	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(673)	(162)
Goldman Sachs	Dorman Products, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(107)	(8,102)	(242)
Goldman Sachs	Dow, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(188)	(10,289)	(111)
Goldman Sachs	Dril-Quip, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(233)	(10,930)	(431)
Goldman Sachs	DTE Energy Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,095)	(142,208)	(405)
Goldman Sachs	DuPont de Nemours, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,113)	(71,455)	3,356
Goldman Sachs	DXC Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,215)	(46,228)	(10,435)
	Company
Goldman Sachs	Dynatrace, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(708)	(169)
Goldman Sachs	Dynavax Technologies	12/10/25	Pay	-1.892% + U.S. Federal Funds Effective Rate	Monthly	(4,829)	(27,622)	3,026
	Corporation
Goldman Sachs	Eastgroup Properties, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(1,067)	32
Goldman Sachs	Ebix, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(1,671)	107
Goldman Sachs	Echo Global	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(402)	(8,321)	(118)
	Logistics, Inc.
Goldman Sachs	Ecolab, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(102)	(19,317)	250

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Edgewell Personal	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,041)	$(63,189)	$9,146
	Care Company
Goldman Sachs	Edison International	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(783)	(59,545)	(7,089)
Goldman Sachs	Eidos Therapeutics, Inc.	12/10/25	Pay	-2.814% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,435)	(290)
Goldman Sachs	El Pollo Loco	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(174)	(2,634)	174
	Holdings, Inc.
Goldman Sachs	Elastic NV	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(2,958)	481
JP Morgan	Eldorado Resorts, Inc.	12/2/20	Receive	-0.420% + 1 Month LIBOR USD	Monthly	(3,568)	(212,796)	(46,469)
Securities
Goldman Sachs	Eldorado Resorts, Inc.	12/10/25	Receive	-0.420% + U.S. Federal Funds Effective Rate	Monthly	(3,091)	(184,347)	(40,487)
Goldman Sachs	Eli Lilly & Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,185)	(155,745)	(11,618)
Goldman Sachs	Enbridge, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,358)	(93,778)	(2,814)
Goldman Sachs	Encompass Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(107)	(7,442)	(535)
	Corporation
Goldman Sachs	Energizer Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(298)	(14,966)	(2,647)
Goldman Sachs	Energy Recovery, Inc.	12/10/25	Receive	-0.296% + U.S. Federal Funds Effective Rate	Monthly	(3,931)	(38,485)	(4,602)
Goldman Sachs	Enphase Energy, Inc.	12/10/25	Receive	-0.707% + U.S. Federal Funds Effective Rate	Monthly	(59)	(1,542)	(230)
Goldman Sachs	Entercom	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,340)	(38,698)	(9,308)
	Communications
	Corporation, Class A
Goldman Sachs	Envestnet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(3,969)	(608)
Goldman Sachs	EOG Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(368)	(30,824)	(3,566)
Goldman Sachs	Epizyme, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(1,107)	(613)
Goldman Sachs	Equity Lifestyle	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(866)	(61,223)	1,815
	Properties, Inc.
Goldman Sachs	The Estée Lauder	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(654)	(135,077)	(2,045)
	Companies, Class A
Goldman Sachs	Etsy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(4,341)	1,517
Goldman Sachs	Eventbrite, Inc., Class A	12/10/25	Receive	-1.344% + U.S. Federal Funds Effective Rate	Monthly	(36)	(726)	(80)
Goldman Sachs	Everbridge, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(4,372)	1,191
Goldman Sachs	Evercore, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,121)	45
Goldman Sachs	Everest Re Group Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(473)	(130,945)	(4,701)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Eversource Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,801)	$(153,211)	$(239)
Goldman Sachs	EVO Payments,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,687)	(44,554)	2,345
	Inc., Class A
Goldman Sachs	Evolent Health,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(212)	(1,919)	(336)
	Inc., Class A
Goldman Sachs	Evolus, Inc.	12/10/25	Pay	-10.849% + U.S. Federal Funds Effective Rate	Monthly	(79)	(961)	125
Goldman Sachs	The E.W. Scripps	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(906)	(14,233)	(1,957)
	Company, Class A
Goldman Sachs	Exact Sciences	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(891)	(82,400)	(7,940)
	Corporation
Goldman Sachs	Extreme Networks, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10,402)	(76,663)	(7,750)
Goldman Sachs	Fair Isaac Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(19,858)	(2,127)
Goldman Sachs	FedEx Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(502)	(75,907)	7,150
Goldman Sachs	Fidelity National	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,134)	(60)
	Financial, Inc.
Goldman Sachs	Fidelity National	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(74)	(10,293)	(420)
	Information
	Services, Inc.
Goldman Sachs	First Republic Bank	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	(7,517)	(24)
Goldman Sachs	First Solar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(248)	(13,878)	(472)
Goldman Sachs	Flexion	12/10/25	Receive	-0.416% + U.S. Federal Funds Effective Rate	Monthly	(65)	(1,346)	(355)
	Therapeutics, Inc.
Goldman Sachs	Fluor Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,003)	(37,878)	(2,888)
JP Morgan	Flutter Entertainment plc	12/2/20	Receive	-0.300% + ICE British Pound LIBOR Rate	Monthly	(1,710)	(199,854)	(28,343)
Securities
Goldman Sachs	Ford Motor Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,270)	(11,811)	(565)
Goldman Sachs	Forescout	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(225)	(7,380)	524
	Technologies, Inc.
Goldman Sachs	Fortinet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,409)	(150,425)	(19,152)
Goldman Sachs	Fortive Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(131)	(10,007)	(181)
Goldman Sachs	Fortune Brands Home	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(79)	(5,162)	15
	& Security, Inc.
Goldman Sachs	Forty Seven, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(1,811)	(1,209)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Fossil Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(640)	$(5,043)	$701
Goldman Sachs	Fox Corporation, Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(583)	(21,612)	(1,117)
Goldman Sachs	Fox Factory Holding	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(617)	(42,925)	(2,146)
	Corporation
Goldman Sachs	Franco-Nevada	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(2,273)	(158)
	Corporation
Goldman Sachs	Franklin Covey Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(214)	(6,897)	387
Goldman Sachs	Freeport-McMoRan, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(873)	(11,454)	(2,663)
Goldman Sachs	Fresh Del Monte	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(293)	(10,249)	(1,593)
	Produce, Inc.
Goldman Sachs	Freshpet, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(8,864)	(1,636)
Goldman Sachs	FTI Consulting, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(51)	(5,644)	(23)
Goldman Sachs	Funko, Inc., Class A	12/10/25	Receive	-0.888% + U.S. Federal Funds Effective Rate	Monthly	(183)	(3,140)	501
Goldman Sachs	FutureFuel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,621)	(20,084)	(743)
Goldman Sachs	G1 Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(581)	(119)
Goldman Sachs	Gaming and Leisure	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,563)	(153,387)	(2,841)
	Properties, Inc.
Goldman Sachs	Gardner Denver	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,303)	(47,794)	(4,232)
	Holdings, Inc.
Goldman Sachs	GasLog Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,091)	(10,681)	255
Goldman Sachs	GATX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(124)	(10,273)	(453)
Goldman Sachs	Generac Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(165)	(16,597)	(260)
Goldman Sachs	General Electric	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,346)	(93,225)	(16,801)
	Company
Goldman Sachs	Genmark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,631)	(7,845)	1,654
	Diagnostics, Inc.
Goldman Sachs	Genpact Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(188)	(7,928)	(212)
Goldman Sachs	Geron Corporation	12/10/25	Pay	-2.742% + U.S. Federal Funds Effective Rate	Monthly	(758)	(1,031)	62
Goldman Sachs	Glaukos Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(365)	(19,882)	2,442
Goldman Sachs	Global Payments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(148)	(27,019)	150
Goldman Sachs	Globant SA	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(3,606)	(419)
Goldman Sachs	Globe Life, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,092)	(114,933)	(1,961)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Globus Medical,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(336)	$(19,784)	$(768)
	Inc., Class A
Goldman Sachs	Glu Mobile, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(140)	(847)	(41)
Goldman Sachs	GlycoMimetics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(518)	46
Goldman Sachs	Gogo, Inc.	12/10/25	Pay	-3.678% + U.S. Federal Funds Effective Rate	Monthly	(2,073)	(13,267)	(1,444)
Goldman Sachs	Golar LNG Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(751)	(10,679)	(226)
Goldman Sachs	Goodyear Tire &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(2,333)	(154)
	Rubber Company
Goldman Sachs	GoPro, Inc., Class A	12/10/25	Receive	-0.739% + U.S. Federal Funds Effective Rate	Monthly	(768)	(3,333)	(389)
Goldman Sachs	Gossamer Bio, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(422)	91
Goldman Sachs	Grand Canyon	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(5,364)	(538)
	Education, Inc.
Goldman Sachs	Granite Construction, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(349)	(9,702)	(747)
Goldman Sachs	Gray Television, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(496)	(10,634)	(2,236)
Goldman Sachs	Green Dot Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,044)	(24,325)	(107)
	Class A
Goldman Sachs	Green Plains, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,211)	(34,116)	(9,173)
Goldman Sachs	Greif, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(5,268)	(381)
Goldman Sachs	Grubhub, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(1,848)	(532)
Goldman Sachs	Guardant Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(8,986)	(691)
Goldman Sachs	Guess?, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,150)	(48,359)	(7,952)
Goldman Sachs	Hain Celestial Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,549)	(40,204)	(1,512)
Goldman Sachs	Halliburton Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,525)	(37,317)	(4,372)
Goldman Sachs	The Hanover Insurance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,117)	(152,660)	1,521
	Group, Inc.
Goldman Sachs	Harsco Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(277)	(6,374)	(271)
Goldman Sachs	Hawaiian Electric	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(231)	(10,825)	(776)
	Industries, Inc.
Goldman Sachs	Haynes International, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(271)	(9,696)	(83)
Goldman Sachs	Health Catalyst, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(1,492)	(142)
Goldman Sachs	Healthcare Services	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(373)	(9,071)	(324)
	Group, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Healthcare Trust of	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,077)	$(155,331)	$528
	America, Inc., Class A
Goldman Sachs	Healthequity, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(4,963)	12
Goldman Sachs	Healthpeak	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(572)	(19,717)	(98)
	Properties, Inc.
Goldman Sachs	Hecla Mining Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,954)	(20,184)	(7,930)
Goldman Sachs	HEICO Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,941)	276
Goldman Sachs	Helix Energy Solutions	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,194)	(11,498)	(1,247)
	Group, Inc.
Goldman Sachs	Herbalife Nutrition Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(133)	(6,340)	(622)
Goldman Sachs	Herc Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(289)	(14,144)	(1,312)
Goldman Sachs	Heron Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(58)	(1,363)	(273)
Goldman Sachs	HF Foods Group, Inc.	12/10/25	Pay	-14.853% + U.S. Federal Funds Effective Rate	Monthly	(366)	(7,137)	1,547
Goldman Sachs	Hibbett Sports, Inc.	12/10/25	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(1,168)	(32,751)	(2,243)
Goldman Sachs	Highwoods	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,188)	(107,015)	(2,782)
	Properties, Inc.
Goldman Sachs	Hologic, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,661)	(86,721)	(239)
Goldman Sachs	Homology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(100)	(2,070)	(246)
	Medicines, Inc.
Goldman Sachs	Hostess Brands, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(721)	(10,483)	(1,109)
Goldman Sachs	Houghton Mifflin	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,571)	(22,319)	(1,610)
	Harcourt Company
Goldman Sachs	The Howard Hughes	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(10,651)	(530)
	Corporation
Goldman Sachs	Hudson Pacific	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(748)	(28,162)	(901)
	Properties, Inc.
Goldman Sachs	Humana, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(385)	(141,339)	283
Goldman Sachs	Huntington	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(564)	(67)
	Bancshares, Inc.
Goldman Sachs	Huntsman Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(404)	(9,761)	(393)
Goldman Sachs	Hyatt Hotels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,833)	(164,438)	(17,562)
	Corporation, Class A
Goldman Sachs	IAC/InterActiveCorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(4,235)	57

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	ICON plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(590)	$(101,616)	$(6,778)
Goldman Sachs	IDEX Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(932)	(160,304)	(2,496)
Goldman Sachs	II-VI, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,268)	(76,364)	742
Goldman Sachs	Illinois Tool Works, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(183)	(33,068)	(1,040)
Goldman Sachs	ImmunoGen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(602)	(184)
Goldman Sachs	Immunomedics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(822)	(17,394)	(4,430)
Goldman Sachs	Impinj, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(294)	(7,603)	1,386
Goldman Sachs	Incyte Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,484)	136
Goldman Sachs	Infinera Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,279)	(10,155)	(3,305)
Goldman Sachs	Ingredion, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(202)	(18,903)	(937)
Goldman Sachs	Inogen, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(752)	(182)
Goldman Sachs	Insight Enterprises, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,113)	(78,233)	(11,154)
Goldman Sachs	Insmed, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(318)	(7,594)	(521)
Goldman Sachs	Inspire Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(111)	(8,237)	(2,034)
	Systems, Inc.
Goldman Sachs	Insteel Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(797)	(17,151)	(873)
Goldman Sachs	Intel Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,079)	(64,578)	(75)
Goldman Sachs	Intellia Therapeutics, Inc.	12/10/25	Receive	-0.936% + U.S. Federal Funds Effective Rate	Monthly	(82)	(1,203)	(99)
Goldman Sachs	Intelsat SA	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(172)	(1,209)	(118)
Goldman Sachs	Interactive Brokers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(213)	(9,930)	(34)
	Group, Inc., Class A
Goldman Sachs	Intercept	12/10/25	Receive	-0.288% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,735)	(775)
	Pharmaceuticals, Inc.
Goldman Sachs	International Flavors	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(5,969)	490
	& Fragrances, Inc.
Goldman Sachs	International Paper	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,172)	(53,971)	38
	Company
Goldman Sachs	International	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(381)	(11,339)	(1,585)
	Seaways, Inc.
Goldman Sachs	Interpublic Group	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(450)	(10,395)	(327)
	of Companies, Inc.
Goldman Sachs	Intersect ENT, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,468)	(36,553)	(5,278)
The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Intra-Cellular	12/10/25	Receive	-1.383% + U.S. Federal Funds Effective Rate	Monthly	(166)	$(5,695)	$(4,205)
	Therapies, Inc.
Goldman Sachs	Intrexon Corporation	12/10/25	Pay	-7.207% + U.S. Federal Funds Effective Rate	Monthly	(1,253)	(6,866)	(311)
Goldman Sachs	Invacare Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(512)	(4,618)	47
Goldman Sachs	Invitae Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(1,000)	172
Goldman Sachs	Ionis	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,812)	(104)
	Pharmaceuticals, Inc.
Goldman Sachs	Iovance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(803)	(205)
	Biotherapeutics, Inc.
Goldman Sachs	iRhythm	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(147)	(10,009)	552
	Technologies, Inc.
Goldman Sachs	Iridium	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(428)	(10,546)	—
	Communications, Inc.
Goldman Sachs	iRobot Corporation	12/10/25	Pay	-2.465% + U.S. Federal Funds Effective Rate	Monthly	(68)	(3,443)	466
Goldman Sachs	J.C. Penney	12/10/25	Pay	-9.248% + U.S. Federal Funds Effective Rate	Monthly	(10,861)	(12,164)	(958)
	Company, Inc.
Goldman Sachs	Janus Henderson	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(253)	(6,186)	(970)
	Group plc
Goldman Sachs	Jazz Pharmaceuticals plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(99)	(14,779)	139
Goldman Sachs	Jones Lang Lasalle, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(96)	(16,713)	(879)
Goldman Sachs	Kadmon Holdings, Inc.	12/10/25	Receive	-0.261% + U.S. Federal Funds Effective Rate	Monthly	(3,391)	(15,361)	(4,870)
Goldman Sachs	Kaiser Aluminum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(6,099)	(251)
	Corporation
Goldman Sachs	Karyopharm	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	(1,227)	(515)
	Therapeutics, Inc.
Goldman Sachs	KB Home	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,446)	(49,554)	(3,640)
Goldman Sachs	KBR, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(209)	(6,391)	(231)
Goldman Sachs	Keurig Dr Pepper, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,121)	(32,453)	(148)
Goldman Sachs	Kimball Electronics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(576)	(10,109)	(1,291)
Goldman Sachs	Kimberly-Clark	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(172)	(24,156)	(652)
	Corporation
Goldman Sachs	Kindred Biosciences, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,196)	(18,622)	(1,241)
Goldman Sachs	Kirkland Lake Gold Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(279)	(12,312)	317

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Kirkland Lake Gold Ltd.	12/10/25	Receive	-0.250% + Canadian Overnight	Monthly	(1,344)	$(58,043)	$(4,909)
				Report Rate Average
Goldman Sachs	Knight-Swift	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(109)	(3,907)	96
	Transportation
Goldman Sachs	Kodiak Sciences, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(720)	(500)
Goldman Sachs	Kosmos Energy Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,738)	(32,707)	2,134
Goldman Sachs	Kraton Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,401)	(60,793)	(8,170)
Goldman Sachs	Krystal Biotech, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(498)	(142)
Goldman Sachs	Lamar Advertising	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(773)	(68,998)	(443)
	Company, Class A
Goldman Sachs	Laredo Petroleum, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(582)	(1,670)	(409)
Goldman Sachs	Las Vegas Sands	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(991)	(68,419)	(6,107)
	Corporation
Goldman Sachs	Laureate Education,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(195)	(3,434)	(300)
	Inc., Class A
Goldman Sachs	Lear Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(278)	(38,142)	1,236
Goldman Sachs	Leidos Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(74)	(7,244)	19
Goldman Sachs	Lennar Corporation,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(3,013)	49
	Class A
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(579)	(26,614)	(1,102)
	Corporation – Liberty
	Formula One, Class C
Goldman Sachs	Liberty Media	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(209)	(10,061)	(785)
	Corporation –
	Sirius XM, Class C
Goldman Sachs	Life Storage, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(357)	(38,656)	451
Goldman Sachs	Limelight Networks, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,855)	(7,568)	(1,960)
Goldman Sachs	Limoneira Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(893)	(17,239)	(493)
Goldman Sachs	Lincoln Electric	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(4,278)	(381)
	Holdings, Inc.
Goldman Sachs	Lindblad Expeditions	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(508)	(8,306)	95
	Holdings, Inc.
Goldman Sachs	Linde plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(10,645)	(202)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Lindsay Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(88)	$(8,447)	$(847)
Goldman Sachs	LiveRamp Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(370)	(17,786)	(3,071)
Goldman Sachs	Livongo Health, Inc.	12/10/25	Pay	-10.131% + U.S. Federal Funds Effective Rate	Monthly	(36)	(902)	56
Goldman Sachs	Loews Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(103)	(5,406)	(85)
Goldman Sachs	LPL Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(108)	(9,963)	(626)
	Holdings, Inc.
Goldman Sachs	Lululemon Athletica, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(8,108)	71
Goldman Sachs	Lydall, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,941)	(39,829)	(3,388)
Goldman Sachs	Lyft, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(166)	(7,141)	733
Goldman Sachs	M&T Bank Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(2,377)	(47)
Goldman Sachs	Macy’s, Inc.	12/10/25	Receive	-0.520% + U.S. Federal Funds Effective Rate	Monthly	(4,835)	(83,996)	(7,925)
Goldman Sachs	The Madison Square	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(517)	(152,096)	(4,000)
	Garden Company,
	Class A
Goldman Sachs	Madrigal	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,276)	177
	Pharmaceuticals, Inc.
Goldman Sachs	Magellan Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(10,094)	(1,803)
Goldman Sachs	Magenta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(622)	(81)
	Therapeutics, Inc.
Goldman Sachs	The Manitowoc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(319)	(5,583)	(1,337)
	Company, Inc.
Goldman Sachs	MannKind Corporation	12/10/25	Pay	-5.009% + U.S. Federal Funds Effective Rate	Monthly	(547)	(706)	(22)
Goldman Sachs	MarketAxess	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(81)	(30,708)	(2,207)
	Holdings, Inc.
Goldman Sachs	Marriott International,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,002)	(151,733)	(6,679)
	Inc., Class A
Goldman Sachs	Marriott Vacations	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(5,812)	(624)
	Worldwide Corporation
Goldman Sachs	Marsh & McLennan	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,397)	(155,640)	(11,468)
	Companies, Inc.
Goldman Sachs	Martin Marietta	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(552)	(154,361)	(4,772)
	Materials, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Marvell Technology	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,262)	$(60,214)	$(4,071)
	Group Ltd.
Goldman Sachs	Masonite International	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(83)	(5,993)	(1,671)
	Corporation
Goldman Sachs	Mastercard, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(16,721)	(176)
Goldman Sachs	Matador Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(116)	(2,085)	(196)
	Company
Goldman Sachs	Mattel, Inc.	12/10/25	Receive	-0.509% + U.S. Federal Funds Effective Rate	Monthly	(233)	(3,157)	(828)
Goldman Sachs	McCormick &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(2,385)	(69)
	Company, Inc.
Goldman Sachs	Medallia, Inc.	12/10/25	Pay	-13.183% + U.S. Federal Funds Effective Rate	Monthly	(46)	(1,431)	(122)
Goldman Sachs	Medical Properties	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,154)	(67,006)	(3,591)
	Trust, Inc.
Goldman Sachs	Medifast, Inc.	12/10/25	Pay	-2.529% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,661)	(224)
Goldman Sachs	The Meet Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(216)	(1,082)	(58)
Goldman Sachs	MeiraGTx Holdings plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(701)	7
Goldman Sachs	Mettler-Toledo	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(196)	(155,483)	(4,191)
	International, Inc.
Goldman Sachs	MGP Ingredients, Inc.	12/10/25	Receive	-0.609% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,454)	207
Goldman Sachs	The Michaels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,165)	(9,425)	(892)
	Companies, Inc.
Goldman Sachs	Microchip	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(8,796)	(771)
	Technology, Inc.
Goldman Sachs	Microsoft Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(5,046)	(1,015)
Goldman Sachs	MicroStrategy,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(249)	(35,515)	1,771
	Inc., Class A
Goldman Sachs	MKS Instruments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(2,530)	(315)
Goldman Sachs	Moderna, Inc.	12/10/25	Receive	-0.497% + U.S. Federal Funds Effective Rate	Monthly	(36)	(704)	(125)
Goldman Sachs	Modine Manufacturing	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(297)	(2,287)	(151)
	Company
Goldman Sachs	Molecular	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(783)	(143)
	Templates, Inc.
Goldman Sachs	Molina Healthcare, Inc.	12/10/25	Receive	-0.349% + U.S. Federal Funds Effective Rate	Monthly	(40)	(5,428)	(961)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Momentum Group	12/10/25	Pay	-1.123% + SKDR1T	Monthly	(385)	$(4,704)	$(265)
	AB, Class B
Goldman Sachs	Mondelez International,	12/10/25	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,788)	(154,358)	(3,890)
	Inc., Class A
Goldman Sachs	MongoDB, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(206)	(27,112)	(1,338)
Goldman Sachs	Monolithic Power	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(282)	(50,314)	(1,244)
	Systems, Inc.
Goldman Sachs	The Mosaic Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(526)	(11,383)	(1,448)
Goldman Sachs	Motorcar Parts of	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(3,305)	(643)
	America, Inc.
Goldman Sachs	MSC Industrial Direct	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,021)	(80,118)	320
	Company, Class A
Goldman Sachs	MTS Systems	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(130)	(6,244)	851
	Corporation
Goldman Sachs	Mylan NV	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,250)	(45,225)	(1,986)
Goldman Sachs	MyoKardia, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(121)	(8,819)	(871)
Goldman Sachs	Nabors Industries Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,263)	(15,210)	(4,655)
Goldman Sachs	NASDAQ, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(5,783)	(52)
Goldman Sachs	Natera, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(708)	83
Goldman Sachs	National Beverage	12/10/25	Pay	-2.822% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,633)	(158)
	Corporation
Goldman Sachs	National Oilwell	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,089)	(52,329)	(7,143)
	Varco, Inc.
Goldman Sachs	National Vision	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(260)	(8,432)	(1,970)
	Holdings, Inc.
Goldman Sachs	Nektar Therapeutics	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(722)	(15,584)	(2,104)
Goldman Sachs	NeoPhotonics	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(87)	(767)	(203)
	Corporation
Goldman Sachs	Netflix, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(37,211)	1,416
Goldman Sachs	Nevro Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(940)	(253)
Goldman Sachs	The New York Times	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(515)	(6)
	Company, Class A
Goldman Sachs	Newell Brands, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,552)	(29,829)	(4,880)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Newmont Goldcorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,512)	$(152,596)	$(12,325)
	Corporation
Goldman Sachs	Nexstar Media Group,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(491)	(57,570)	(6,431)
	Inc., Class A
Goldman Sachs	Nextera Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(148)	(35,840)	(826)
Goldman Sachs	NGM	12/10/25	Pay	-5.578% + U.S. Federal Funds Effective Rate	Monthly	(42)	(777)	(39)
	Biopharmaceuticals, Inc.
Goldman Sachs	Noble Corporation plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29,418)	(35,890)	(489)
Goldman Sachs	Nordic American	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,300)	(35,916)	(9,017)
	Tankers Ltd.
Goldman Sachs	Nordstrom, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,213)	(49,648)	(10,936)
Goldman Sachs	Northern Trust	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(428)	(41)
	Corporation
Goldman Sachs	Northgate plc	12/10/25	Receive	-0.300% + Sterling Overnight Index Average	Monthly	(3,603)	(14,856)	(401)
Goldman Sachs	Northwest	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(709)	(11,791)	105
	Bancshares, Inc.
Goldman Sachs	NortonLifeLock, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,216)	(31,032)	(614)
Goldman Sachs	NovoCure Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(5,056)	31
Goldman Sachs	Nucor Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(548)	(31,083)	(2,485)
Goldman Sachs	Nutanix, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(656)	104
Goldman Sachs	NuVasive, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(3,403)	(223)
Goldman Sachs	NV5 Global, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(807)	(59)
Goldman Sachs	NVIDIA Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(144)	(33,883)	560
Goldman Sachs	Oasis Petroleum, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(484)	(1,578)	(449)
Goldman Sachs	Oceaneering	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,317)	(19,636)	(1,544)
	International, Inc.
Goldman Sachs	Odonate	12/10/25	Receive	-1.002% + U.S. Federal Funds Effective Rate	Monthly	(21)	(681)	(32)
	Therapeutics, Inc.
Goldman Sachs	OGE Energy Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(1,601)	(13)
Goldman Sachs	O-I Glass, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,013)	(12,085)	(2,363)
Goldman Sachs	Oil States	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(628)	(10,243)	(1,576)
	International, Inc.
Goldman Sachs	Okta, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	(7,384)	(867)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Olin Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(918)	$(15,836)	$1,081
Goldman Sachs	Omega Flex, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(83)	(8,928)	(1,294)
Goldman Sachs	Omeros Corporation	12/10/25	Pay	-4.635% + U.S. Federal Funds Effective Rate	Monthly	(90)	(1,268)	(66)
Goldman Sachs	Omnicom Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(309)	(25,236)	180
Goldman Sachs	OneSpaWorld	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(493)	(8,302)	(645)
	Holdings Ltd.
Goldman Sachs	OPKO Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(498)	(732)	20
Goldman Sachs	Orion Engineered	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,601)	(30,899)	(1,548)
	Carbons SA
Goldman Sachs	Ormat Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(130)	(9,688)	143
Goldman Sachs	Orthofix Medical, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(922)	(42,578)	(1,188)
Goldman Sachs	Oshkosh Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(163)	(15,428)	(2,026)
Goldman Sachs	Overstock.com, Inc.	12/10/25	Pay	-19.534% + U.S. Federal Funds Effective Rate	Monthly	(151)	(1,065)	449
Goldman Sachs	Owens & Minor, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,191)	(26,837)	7,045
Goldman Sachs	Owens Corning	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(367)	(23,899)	739
Goldman Sachs	PagerDuty, Inc.	12/10/25	Receive	-0.443% + U.S. Federal Funds Effective Rate	Monthly	(322)	(7,532)	11
Goldman Sachs	Papa John’s	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(3,094)	(758)
	International, Inc.
Goldman Sachs	Par Pacific Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(402)	(9,342)	(66)
Goldman Sachs	PAR Technology	12/10/25	Pay	-1.991% + U.S. Federal Funds Effective Rate	Monthly	(318)	(9,775)	(2,178)
	Corporation
Goldman Sachs	Park Aerospace	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,113)	(18,220)	24
	Corporation
Goldman Sachs	Park Hotels &	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,210)	(31,968)	(1,710)
	Resorts, Inc.
Goldman Sachs	Parker-Hannifin	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(176)	(36,224)	177
	Corporation
Goldman Sachs	Parsley Energy,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9,745)	(184,278)	(24,447)
	Inc., Class A
Goldman Sachs	Parsons Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(197)	(8,132)	7
Goldman Sachs	Patterson-UTI	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,448)	(15,204)	(2,162)
	Energy, Inc.
Goldman Sachs	Paycom Software, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(29,124)	(744)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Paylocity Holding	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	$(3,745)	$(508)
	Corporation
JP Morgan	PDC Energy, Inc.	9/14/20	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(380)	(9,945)	2,497
Securities
Goldman Sachs	PDC Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(94)	(2,460)	(276)
Goldman Sachs	PDL BioPharma, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15,944)	(51,738)	(2,624)
Goldman Sachs	Pembina Pipeline	12/10/25	Receive	-0.322% + U.S. Federal Funds Effective Rate	Monthly	(132)	(4,949)	(138)
	Corporation
Goldman Sachs	Penn Virginia	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,483)	(45,009)	(9,001)
	Corporation
Goldman Sachs	The Pennant Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(628)	(264)
Goldman Sachs	Pentair plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,996)	(91,557)	(13,746)
Goldman Sachs	Performance Food	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(470)	(24,196)	(496)
	Group Company
Goldman Sachs	PerkinElmer, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(193)	(18,740)	(1,230)
Goldman Sachs	PetIQ, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(1,353)	95
Goldman Sachs	PetMed Express, Inc.	12/10/25	Pay	-2.198% + U.S. Federal Funds Effective Rate	Monthly	(119)	(2,799)	(663)
Goldman Sachs	Pfenex, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,167)	(23,794)	(1,678)
Goldman Sachs	Physicians Realty Trust	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(228)	(4,318)	(80)
Goldman Sachs	Pilgrim’s Pride	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(194)	(6,347)	(246)
	Corporation
Goldman Sachs	Pitney Bowes, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11,195)	(45,116)	289
Goldman Sachs	Plug Power, Inc.	12/10/25	Pay	-1.821% + U.S. Federal Funds Effective Rate	Monthly	(3,781)	(11,948)	(893)
Goldman Sachs	Pluralsight, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(751)	(12,925)	(132)
Goldman Sachs	The PNC Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(415)	(66,246)	(93)
	Services Group, Inc.
Goldman Sachs	PPL Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,228)	(81,866)	(7,785)
Goldman Sachs	PQ Group Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(635)	(10,909)	(685)
Goldman Sachs	PRA Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(803)	(89,253)	(285)
	Sciences, Inc.
Goldman Sachs	Precision	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(417)	86
	BioSciences, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Prestige Consumer	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(156)	$(6,318)	$(446)
	Healthcare, Inc.
Goldman Sachs	Pricesmart, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(517)	(36,717)	708
Goldman Sachs	Primo Water Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(766)	(8,598)	401
Goldman Sachs	Prologis, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(357)	(13)
Goldman Sachs	Proto Labs, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(8,327)	(285)
Goldman Sachs	PTC, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(2,172)	367
Goldman Sachs	Pure Cycle Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(816)	(10,273)	(381)
Goldman Sachs	Pure Storage,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,359)	(40,363)	(1,693)
	Inc., Class A
Goldman Sachs	PVH Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(14,406)	(732)
Goldman Sachs	Q2 Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(3,568)	(520)
Goldman Sachs	QEP Resources, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(234)	(1,053)	(352)
Goldman Sachs	Qorvo, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(92)	(10,693)	(3,311)
Goldman Sachs	Quaker Chemical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(8,720)	(275)
	Corporation
Goldman Sachs	Quotient Technology, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,448)	(33,997)	2,161
Goldman Sachs	Qurate Retail,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,480)	(37,766)	20,858
	Inc., Series A
Goldman Sachs	Ralph Lauren	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(713)	(84,068)	(6,387)
	Corporation
Goldman Sachs	Raymond James	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(2,156)	(69)
	Financial, Inc.
Goldman Sachs	RBC Bearings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(48)	(7,600)	(172)
Goldman Sachs	Reata Pharmaceuticals,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(613)	3
	Inc., Class A
Goldman Sachs	Recro Pharma, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(697)	(137)
Goldman Sachs	Red Robin Gourmet	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(383)	(12,647)	(2,148)
	Burgers, Inc.
Goldman Sachs	REGENXBIO, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(191)	(7,825)	(299)
Goldman Sachs	Regis Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,871)	(51,305)	(3,123)
Goldman Sachs	RenaissanceRE	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(723)	(141,722)	763
	Holdings Ltd.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Renewable Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,105)	$(29,780)	$(11,838)
	Group, Inc.
Goldman Sachs	Resideo	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,871)	(34,251)	(7,355)
	Technologies, Inc.
Goldman Sachs	REX American	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(212)	(17,376)	(959)
	Resources Corporation
Goldman Sachs	RH	12/10/25	Receive	-0.498% + U.S. Federal Funds Effective Rate	Monthly	(15)	(3,203)	(1,600)
Goldman Sachs	Robert Half	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(449)	(28,354)	(691)
	International, Inc.
Goldman Sachs	Rocket	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(1,616)	(705)
	Pharmaceuticals, Inc.
Goldman Sachs	Roku, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(536)	(28)
Goldman Sachs	Royal Caribbean	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,167)	(155,806)	(2,211)
	Cruises Ltd.
Goldman Sachs	The Rubicon Project, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(286)	(2,334)	123
Goldman Sachs	Rubius Therapeutics, Inc.	12/10/25	Pay	-7.712% + U.S. Federal Funds Effective Rate	Monthly	(202)	(1,919)	(228)
Goldman Sachs	Sabre Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(132)	(2,962)	(85)
Goldman Sachs	Saia, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(2,794)	369
Goldman Sachs	Sanderson Farms, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(264)	(46,522)	(4,442)
Goldman Sachs	Sangamo	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(73)	(611)	70
	Therapeutics, Inc.
Goldman Sachs	Sarepta Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(2,710)	(402)
Goldman Sachs	Schlumberger Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(275)	(11,186)	(1,672)
Goldman Sachs	Scholastic Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(213)	(8,190)	(360)
Goldman Sachs	Science Applications	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(3,220)	98
	International Corporation
Goldman Sachs	Scientific Games	12/10/25	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(487)	(13,042)	(111)
	Corporation
Goldman Sachs	Scorpio Bulkers, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,296)	(8,256)	(542)
Goldman Sachs	Scorpio Tankers, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(249)	(9,796)	(1,746)
Goldman Sachs	The Scotts Miracle-	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(4,884)	(690)
	Gro Company
Goldman Sachs	Seaboard Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(8,501)	(148)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	SeaWorld	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,305)	$(41,382)	$(3,236)
	Entertainment, Inc.
Goldman Sachs	Select Energy Services,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,299)	(12,055)	(2,273)
	Inc., Class A
Goldman Sachs	Sempra Energy	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(789)	(120,444)	(1,000)
Goldman Sachs	Seneca Foods	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(255)	(10,401)	(402)
	Corporation, Class A
Goldman Sachs	Service Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(258)	(11,876)	(58)
	International
Goldman Sachs	ServiceMaster Global	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(2,938)	1,412
	Holdings, Inc.
Goldman Sachs	ServiceNow, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(708)	(7,958)	(351)
Goldman Sachs	SFL Corporation Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(709)	(10,309)	72
Goldman Sachs	ShockWave Medical, Inc.	12/10/25	Receive	-0.952% + U.S. Federal Funds Effective Rate	Monthly	(16)	(703)	(156)
Goldman Sachs	Shoe Carnival, Inc.	12/10/25	Pay	-1.713% + U.S. Federal Funds Effective Rate	Monthly	(86)	(3,206)	(378)
Goldman Sachs	Shopify, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(211)	(83,889)	(2,146)
Goldman Sachs	Shutterstock, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(883)	(37,863)	(340)
Goldman Sachs	Sientra, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	(572)	(142)
Goldman Sachs	SIGA Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,094)	(9,988)	(194)
Goldman Sachs	Signature Bank	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,131)	(154,506)	(2,609)
Goldman Sachs	Signet Jewelers Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(269)	(5,848)	(1,512)
Goldman Sachs	Silicon Laboratories, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(4,987)	(769)
Goldman Sachs	Silk Road Medical, Inc.	12/10/25	Receive	-0.450% + U.S. Federal Funds Effective Rate	Monthly	(252)	(10,176)	(1,322)
Goldman Sachs	Sinclair Broadcast	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(378)	(12,603)	4,145
	Group, Class A
Goldman Sachs	Siteone Landscape	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(90)	(8,159)	(1,394)
	Supply, Inc.
Goldman Sachs	Six Flags Entertainment	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(831)	(37,486)	(2,017)
	Corporation
Goldman Sachs	Skyline Champion	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(246)	(7,798)	(804)
	Corporation
Goldman Sachs	SL Green Realty	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,680)	(155,845)	(11,736)
	Corporation

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Sleep Number	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	$(3,151)	$(609)
	Corporation
Goldman Sachs	Snap-on, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(848)	(143,651)	703
Goldman Sachs	SolarEdge	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(5,800)	(1,849)
	Technologies, Inc.
Goldman Sachs	Southwest Airlines	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,859)	(100,203)	2,903
	Company
Goldman Sachs	Spectrum Brands	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(430)	(27,645)	(287)
	Holdings, Inc.
Goldman Sachs	Spectrum	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(83)	(302)	374
	Pharmaceuticals, Inc.
Goldman Sachs	Spirit Airlines, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(927)	234
Goldman Sachs	Spirit Realty Capital, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,073)	(153,075)	9,090
Goldman Sachs	Splunk, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(150)	(23)
Goldman Sachs	SPX FLOW, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,322)	(64,606)	(3,750)
Goldman Sachs	SS&C Technologies	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,241)	(76,197)	(11,883)
	Holdings, Inc.
Goldman Sachs	STAG Industrial, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(507)	(6)
Goldman Sachs	Stamps.com, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,837)	(758)
Goldman Sachs	Starwood Property	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,829)	(97,027)	(1,798)
	Trust, Inc.
Goldman Sachs	State Street Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,288)	(102,551)	(18,671)
Goldman Sachs	Steelcase, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(279)	(5,749)	(713)
Goldman Sachs	Stemline	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(755)	(53)
	Therapeutics, Inc.
Goldman Sachs	Stericycle, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,243)	(143,126)	(2,878)
Goldman Sachs	STERIS plc	12/10/25	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(1,372)	(95)
Goldman Sachs	Sterling Bancorp	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(266)	(5,607)	(153)
Goldman Sachs	Stitch Fix, Inc., Class A	12/10/25	Pay	-10.366% + U.S. Federal Funds Effective Rate	Monthly	(194)	(4,978)	(318)
Goldman Sachs	StoneCo Ltd., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(250)	(9,973)	(3,346)
Goldman Sachs	Strategic Education, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(790)	(125,531)	(8,290)
Goldman Sachs	SunCoke Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,349)	(39,554)	(3,841)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	SunPower Corporation	12/10/25	Receive	-0.575% + U.S. Federal Funds Effective Rate	Monthly	(638)	$(4,976)	$(220)
Goldman Sachs	Sunrun, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(708)	(9,777)	1,021
Goldman Sachs	Synopsys, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(4,733)	(70)
Goldman Sachs	Sysco Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,784)	(152,603)	(5,601)
Goldman Sachs	Tabula Rasa	12/10/25	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(312)	(15,188)	(973)
	HealthCare, Inc.
Goldman Sachs	Talos Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(2,020)	(651)
Goldman Sachs	Targa Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,703)	(69,534)	(6,685)
	Corporation
Goldman Sachs	Target Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,795)	(210)
Goldman Sachs	Taylor Morrison	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,602)	(122,460)	5,638
	Home Corporation
Goldman Sachs	TC Energy Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(313)	(16,866)	(691)
Goldman Sachs	TCF Financial	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,131)	(99,731)	(1,987)
	Corporation
Goldman Sachs	Team, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(488)	(7,793)	507
Goldman Sachs	Teck Resources	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(2,241)	504
	Ltd., Class B
Goldman Sachs	Teekay Tankers	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(413)	(9,900)	(3,180)
	Ltd., Class A
Goldman Sachs	Teladoc Health, Inc.	12/10/25	Receive	-0.550% + U.S. Federal Funds Effective Rate	Monthly	(68)	(5,693)	(379)
Goldman Sachs	Telaria, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(687)	(81)
Goldman Sachs	Teleflex, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(5,270)	(119)
Goldman Sachs	Tenet Healthcare	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(5,705)	(1,512)
	Corporation
Goldman Sachs	Teradata Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(103)	(2,757)	1,103
Goldman Sachs	TerraForm Power,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,382)	(52,049)	2,936
	Inc., Class A
Goldman Sachs	Tesla, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(144)	(60,240)	(5,365)
Goldman Sachs	Texas Instruments, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,148)	(147,277)	(2,539)
Goldman Sachs	TG Therapeutics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(95)	(1,055)	(448)
Goldman Sachs	TherapeuticsMD, Inc.	12/10/25	Pay	-4.633% + U.S. Federal Funds Effective Rate	Monthly	(540)	(1,307)	227

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Theravance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(360)	$(9,320)	$(3,099)
	Biopharma, Inc.
Goldman Sachs	Thomson Reuters
	Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,120)	(151,792)	1,375
Goldman Sachs	Thor Industries, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(267)	(19,942)	(5,992)
Goldman Sachs	Tidewater, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(651)	(12,551)	(1,273)
Goldman Sachs	Timken Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,029)	(114,253)	(10,874)
Goldman Sachs	Tivity Health, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(1,160)	(90)
Goldman Sachs	T-Mobile US, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,095)	(399,550)	1,625
Goldman Sachs	Toll Brothers, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,328)	(91,979)	3,014
Goldman Sachs	Tootsie Roll	12/10/25	Receive	-1.051% + U.S. Federal Funds Effective Rate	Monthly	(48)	(1,643)	151
	Industries, Inc.
Goldman Sachs	Toro Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(421)	(33,646)	514
Goldman Sachs	TPI Composites, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(504)	(9,329)	(13)
Goldman Sachs	The Trade Desk,	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(5,455)	(33)
	Inc., Class A
Goldman Sachs	Translate Bio, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(407)	92
Goldman Sachs	TransMedics Group, Inc.	12/10/25	Pay	-1.776% + U.S. Federal Funds Effective Rate	Monthly	(557)	(10,589)	(708)
Goldman Sachs	Transocean Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,031)	(13,973)	(4,361)
Goldman Sachs	Tricida, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(528)	(13)
Goldman Sachs	Trinseo SA	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(482)	(17,935)	(269)
Goldman Sachs	TripAdvisor, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(89)	(2,704)	1,048
Goldman Sachs	Triumph Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(591)	(14,935)	(2,479)
Goldman Sachs	Tronox Holdings	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(738)	(8,428)	(2,031)
	plc, Class A
Goldman Sachs	TrueCar, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,726)	(8,199)	(2,527)
Goldman Sachs	TTM Technologies, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(751)	(11,303)	(1,767)
Goldman Sachs	Tupperware Brands	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,242)	(19,236)	(180)
	Corporation
Goldman Sachs	Turning Point	12/10/25	Receive	-0.358% + U.S. Federal Funds Effective Rate	Monthly	(14)	(872)	(356)
	Therapeutics, Inc.
Goldman Sachs	Tutor Perini Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(743)	(9,555)	2,535

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Twist Bioscience	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(651)	$(13,671)	$1,650
	Corporation
Goldman Sachs	Ulta Beauty, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(317)	(80,245)	(5,386)
Goldman Sachs	Ultragenyx	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(255)	(10,891)	(832)
	Pharmaceutical, Inc.
Goldman Sachs	Unifi, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(784)	(19,804)	(163)
Goldman Sachs	United Bankshares, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,577)	(61,519)	(1,674)
Goldman Sachs	United States Steel	12/10/25	Receive	-0.550% + U.S. Federal Funds Effective Rate	Monthly	(3,729)	(42,548)	7,666
	Corporation
Goldman Sachs	UnitedHealth Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(523)	(153,752)	(2,720)
Goldman Sachs	Universal Health	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(48)	(6,886)	61
	Services, Inc., Class B
Goldman Sachs	UroGen Pharma Ltd.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(519)	(17,319)	(5,688)
Goldman Sachs	U.S. Foods Holding	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(176)	(7,373)	(30)
	Corporation
Goldman Sachs	U.S. Silica Holdings, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,511)	(9,387)	(1,579)
Goldman Sachs	Varian Medical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(660)	(93,727)	(3,722)
	Systems, Inc.
Goldman Sachs	Verisk Analytics, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,016)	(151,729)	1,414
Goldman Sachs	Vertex	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(1,314)	(22)
	Pharmaceuticals, Inc.
Goldman Sachs	V.F. Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,551)	(154,573)	(13,751)
Goldman Sachs	ViacomCBS, Class B	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,891)	(122,029)	(3,266)
Goldman Sachs	Viad Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(160)	(10,816)	(666)
Goldman Sachs	Viasat, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(107)	(7,832)	(593)
Goldman Sachs	Viking Therapeutics, Inc.	12/10/25	Receive	-1.485% + U.S. Federal Funds Effective Rate	Monthly	(157)	(1,259)	(185)
Goldman Sachs	Visteon Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(372)	(32,211)	2,172
Goldman Sachs	Vivint Solar, Inc.	12/10/25	Receive	-0.641% + U.S. Federal Funds Effective Rate	Monthly	(2,207)	(16,023)	(624)
Goldman Sachs	Vocera	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(1,474)	198
	Communications, Inc.
Goldman Sachs	Vornado Realty Trust	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,320)	(158,726)	(3,833)
Goldman Sachs	Voyager	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(698)	1
	Therapeutics, Inc.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	VSE Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(215)	$(8,179)	$(664)
Goldman Sachs	Vulcan Materials	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(64)	(9,215)	(63)
	Company
Goldman Sachs	Walgreens Boots	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,297)	(88)
	Alliance, Inc.
Goldman Sachs	Wave Life Sciences Ltd.	12/10/25	Receive	-1.168% + U.S. Federal Funds Effective Rate	Monthly	(47)	(377)	670
Goldman Sachs	Wayfair, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(11,658)	2,808
Goldman Sachs	WEC Energy Group, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(216)	(19,922)	16
Goldman Sachs	Weingarten Realty	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(1,406)	35
	Investors
Goldman Sachs	Western Alliance	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,277)	(72,789)	(6,104)
	Bancorporation
Goldman Sachs	Western Digital	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(206)	(13,075)	(3,303)
	Corporation
Goldman Sachs	Westlake Chemical	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(10,523)	(579)
	Corporation
Goldman Sachs	WestRock Company	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(247)	(10,599)	(492)
Goldman Sachs	Wheaton Precious	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(282)	(8,390)	(1,992)
	Metals Corporation
Goldman Sachs	Willis Towers Watson plc	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(166)	(33,667)	271
Goldman Sachs	Wingstop, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(100)	(8,623)	(83)
Goldman Sachs	Woodward, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(847)	(100,319)	(580)
Goldman Sachs	W.W. Grainger, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(18,280)	(25)
Goldman Sachs	Wyndham Hotels	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,419)	(151,937)	(7,163)
	& Resorts, Inc.
Goldman Sachs	Xcel Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(225)	(14,447)	(68)
Goldman Sachs	Xerox Holdings	12/10/25	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,505)	(130,106)	928
	Corporation
Goldman Sachs	Xperi Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(144)	(2,664)	57
Goldman Sachs	Yelp, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(592)	(53)
Goldman Sachs	YETI Holdings, Inc.	12/10/25	Pay	-1.565% + U.S. Federal Funds Effective Rate	Monthly	(80)	(2,782)	(280)
Goldman Sachs	Yext, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(474)	(6,835)	1,440

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount(1)	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	Y-mAbs	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	$(719)	$(24)
	Therapeutics, Inc.
Goldman Sachs	Yum China	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,613)	(77,440)	112
	Holdings, Inc.
Goldman Sachs	Zebra Technologies	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(169)	(43,169)	(2,030)
	Corporation, Class A
Goldman Sachs	Zillow Group,	12/10/25	Receive	-0.420% + U.S. Federal Funds Effective Rate	Monthly	(34)	(1,562)	(185)
	Inc., Class C
Goldman Sachs	ZIOPHARM	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(288)	(1,359)	(126)
	Oncology, Inc.
Goldman Sachs	Zoetis, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,157)	(153,129)	(4,167)
Goldman Sachs	Zuora, Inc., Class A	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(523)	(7,495)	156
								$(384,283)

(1)	Swaps unwound with zero units but a payable outstanding amounted to $(2,771) as of December 31, 2019.
*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
ESTRON – ESTR Volume Weighted Trimmed Mean Rate
EURIBOR – Euribor (Euro Interbank Offered Rate)
LIBOR – London Interbank Offered Rate
SKDRIT – SEK Overnight Deposit Rate

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

(This Page Intentionally Left Blank.)

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Investments
December 31, 2019

	Shares	Value
SHORT TERM INVESTMENTS – 80.84%
Money Market Funds – 65.35%
First American Government Obligations Fund, Class X, 1.51% (a)	736,882	$736,882
First American Treasury Obligations Fund, Class X, 1.53% (a)	736,882	736,882

		1,473,764

	Principal
	Amount
U.S. Treasury Bills – 15.49%
Maturity Date: 02/27/2020, Yield to Maturity 1.96%	$350,000	349,180

		349,180
Total Short Term Investments
(Cost $1,822,695)

Total Investments
(Cost $1,822,695) – 80.84%		1,822,944
Assets in Excess of Other Liabilities – 19.16% (b)		432,189
Total Net Assets – 100.00%		$2,255,133

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). Geographic location is in the United States unless otherwise noted.

(a)	The rate quoted is the annualized seven-day effective yield as of December 31, 2019.
(b)	The Fund has the ability to commit all or a portion of the assets as collateral for open swap contracts. The total value of such assets of December 31, 2019 is $111,622.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
JP Morgan	Acacia	7/13/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,753	$118,871	$5,032
Securities	Communications, Inc.
Goldman Sachs	Advanced Disposal	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,188	104,630	2,246
	Services, Inc.
JP Morgan	Aircastle Ltd.	11/9/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	2	64	—
Securities
JP Morgan	Allergan plc	6/29/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	998	190,788	24,778
Securities
Goldman Sachs	Altran Technologies SA	12/10/25	Receive	0.350% + EMMI EURO Overnight Index Average	Monthly	1,501	24,218	426
Goldman Sachs	ArQule, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,812	36,128	481
Goldman Sachs	Audentes	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,487	88,876	1,324
	Therapeutics, Inc.
Goldman Sachs	Caesars Entertainment	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,940	39,943	6,032
	Corporation
JP Morgan	Caesars Entertainment	6/29/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	8,700	118,320	15,984
Securities	Corporation
Goldman Sachs	Cineplex, Inc.	12/10/25	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	1,606	41,464	76
Goldman Sachs	Continental Building	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,259	45,810	223
	Products, Inc.
Goldman Sachs	Cypress Semiconductor	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,010	140,667	7,363
	Corporation
Goldman Sachs	Detour Gold Corporation	12/10/25	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	680	12,869	1,281
Goldman Sachs	Fitbit, Inc., Class A	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11,811	77,496	(6,809)
Goldman Sachs	Interxion Holding NV	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	602	50,390	(1,761)
Goldman Sachs	KEMET Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,838	76,678	2,814
Goldman Sachs	Liberty Property Trust	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1	60	3
JP Morgan	Medicines Company	11/27/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,749	148,560	1,837
Securities
JP Morgan	Mellanox	6/10/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	510	59,762	3,646
Securities	Technologies Ltd.
Goldman Sachs	Mellanox	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	872	102,027	4,956
	Technologies Ltd.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
JP Morgan	Osram Licht AG	12/2/20	Receive	0.300% + 1 Month EURIBOR	Monthly	1,230	$59,949	$5,732
Securities
Goldman Sachs	Pacific Biosciences	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,679	34,258	(11,711)
	of California, Inc.
JP Morgan	Ra Pharmaceuticals, Inc.	10/15/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,805	84,647	1,833
Securities
Goldman Sachs	Sprint Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	14,672	76,280	(27,046)
JP Morgan	SRC Energy, Inc.	9/14/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	518	2,134	(527)
Securities
Goldman Sachs	SRC Energy, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,417	5,830	(827)
JP Morgan	The Stars Group, Inc.	10/5/20	Pay	0.350% + 1 Month LIBOR USD	Monthly	1,565	40,831	9,179
Securities
Goldman Sachs	TD Ameritrade Holding	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,666	181,986	(7,212)
	Corporation
Goldman Sachs	Tiffany & Company	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,313	176,031	908
Goldman Sachs	TiVo Corporation	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	252	2,136	7
JP Morgan	TLG Immobilien AG	12/2/25	Receive	0.300% + 1 Month EURIBOR	Monthly	20	631	12
Securities
Goldman Sachs	TLG Immobilien AG	12/10/25	Receive	0.350% + ESTRON	Monthly	24	757	13
Goldman Sachs	WABCO Holdings, Inc.	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,346	182,107	5,231
Goldman Sachs	Wellcare Health	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	592	195,220	25,708
	Plans, Inc.
Goldman Sachs	Wright Medical	12/10/25	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,564	169,394	7,633
	Group N.V.
SHORT EQUITY SWAP CONTRACTS
JP Morgan	AbbVie, Inc.	6/29/20	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(801)	(70,921)	(14,232)
Securities
Goldman Sachs	AbbVie, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,594)	(34)
Goldman Sachs	Aroundtown SA	12/10/25	Receive	-0.300% + ESTRON	Monthly	(105)	(932)	(24)
JP Morgan	Aroundtown SA	12/10/25	Receive	-0.300% + 1 Month EURIBOR	Monthly	(60)	(533)	(12)
Securities
Goldman Sachs	Centene Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,934)	(121,591)	(18,255)

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Schedule of Swap Contracts – Continued
December 31, 2019

			Pay/
			Receive			Number of		Unrealized
		Maturity	Financing		Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Financing Rate	Frequency	Units	Amount	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Goldman Sachs	The Charles Schwab	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,848)	$(183,011)	$6,656
	Corporation
Goldman Sachs	Digital Realty	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(414)	(50,019)	2,076
	Trust, Inc.
JP Morgan	Eldorado Resorts, Inc.	12/2/20	Receive	-0.400% + 1 Month LIBOR USD	Monthly	(742)	(44,253)	(10,752)
Securities
Goldman Sachs	Eldorado Resorts, Inc.	12/10/25	Receive	-0.420% + U.S. Federal Funds Effective Rate	Monthly	(278)	(16,580)	(3,949)
JP Morgan	Flutter Entertainment plc	12/2/20	Receive	-0.300% + ICE LIBOR 1 Month	Monthly	(329)	(38,380)	(5,794)
Securities
Goldman Sachs	Kirkland Lake	12/10/25	Receive	-0.250% + Canadian Overnight	Monthly	(284)	(12,265)	(1,037)
	Gold Ltd.			Report Rate Average
JP Morgan	PDC Energy, Inc.	9/14/20	Receive	-0.400% + 1 Month LIBOR USD	Monthly	(81)	(2,120)	532
Securities
Goldman Sachs	PDC Energy, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(220)	(5,757)	846
Goldman Sachs	Prologis, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(89)	(3)
Goldman Sachs	T-Mobile US, Inc.	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,017)	(79,753)	(1,694)
Goldman Sachs	Xperi Corporation	12/10/25	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(114)	(2,109)	45
								$33,234

*	Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
ICE LIBOR – ICE British Pound LIBOR Rate
ESTRON – ESTR Volume Weighted Trimmed Mean Rate
EURIBOR – Euribor (Euro Interbank Offered Rate)
LIBOR – London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Assets and Liabilities
December 31, 2019

	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund
ASSETS:
Investments, at value
(Cost $22,858,957 and $1,822,695, respectively)	$24,046,993	$1,822,944
Cash	2,329,217	184,212
Deposits for brokers	1,291,128	244,454
Dividends and interest receivable	144,416	2,129
Receivable from Adviser	26,973	33,284
Rebates receivable	11,679	—
Variation margin	3,157	—
Receivable for swap contracts	180,963	37,248
Receivable from broker	—	104
Prepaid expenses and other receivables	23,446	22,460
Total assets	28,057,972	2,346,835

LIABILITIES:
Securities sold short, at value
(Proceeds of $10,565,405 and $—, respectively)	11,602,396	—
Payable for swap contracts	568,017	4,014
Payable for foreign currency
(Proceeds $234,711 and $32,029, respectively)	245,490	33,796
Payable to broker	160,129	10
Dividends and interest payable for securities sold short	50,356	—
Payable for fund administration and accounting fees	42,408	7,516
Payable for audit fees	35,000	35,000
Payable for interest on borrowing cost	19,232	77
Payable for transfer agent fees	7,891	6,090
Payable for compliance fees	1,992	1,865
Payable for custodian fees	1,050	1,048
Distribution fees payable	660	128
Accrued expenses and other liabilities	2,199	2,158
Total liabilities	12,736,820	91,702
NET ASSETS	$15,321,152	$2,255,133

NET ASSETS CONSISTS OF:
Paid-in capital	$15,542,276	$2,228,602
Distributable gains/(Accumulated deficit)	(221,124)	26,531
NET ASSETS	$15,321,152	$2,255,133
The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Assets and Liabilities – Continued
December 31, 2019

	MProved Systematic		MProved Systematic
	Multi-Strategy Fund		Merger Arbitrage Fund
	Institutional	Investor	Institutional	Investor
	Class	Class	Class	Class
Net assets	$15,097,255	$223,897	$2,228,951	$26,182
Shares issued and outstanding(1)	1,535,124	22,887	220,010	2,592
Net asset value and offering price per share(2)	$9.83	$9.78	$10.13	$10.10

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 2.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations
For the Year Ended December 31, 2019

	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund
INVESTMENT INCOME:
Interest	$415,931	$44,493
Dividend income	176,924	—
Total investment income	592,855	44,493

EXPENSES:
Fund administration and accounting fees (See Note 3)	262,418	41,585
Investment advisory fees (See Note 3)	240,976	27,588
Dividends and interest on securities sold short	126,932	—
Transfer agent fees (See Note 3)	48,212	36,561
Borrowing expense on securities
sold short and derivative instruments	47,895	2,836
Audit fees	34,000	36,000
Legal fees	26,292	21,463
Federal and state registration fees	20,487	20,538
Compliance fees (See Note 3)	11,852	11,418
Custodian fees (See Note 3)	10,465	4,532
Trustees’ fees (See Note 3)	10,437	10,437
Distribution fees – Investor Class (See Note 5)	561	66
Reports to shareholders	—	5,367
Other	8,327	8,017
Total expenses before reimbursement	848,854	226,408
Less: Expenses reimbursement by Adviser (see Note 3)	(392,327)	(190,400)
Net expenses	456,527	36,008
NET INVESTMENT INCOME	136,328	8,485

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Statement of Operations – Continued
For the Year Ended December 31, 2019

	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	$773,406	$(319)
Securities sold short	(540,090)	—
Written option contracts expired or closed	58,190	—
Swap contracts	381,883	70,755
Future contracts	(238,105)	—
Foreign currency translation	7,943	(248)
Net realized gain	443,227	70,188
Net change in unrealized appreciation (depreciation) on:
Investments	1,437,937	247
Securities sold short	(1,352,283)	—
Swap contracts	(735,892)	(2,856)
Future contracts	(4,309)	—
Foreign currency translation	2,252	2,238
Net change in unrealized appreciation (depreciation)	(652,295)	(371)
Net realized and change in unrealized
gain (loss) on investments	(209,068)	69,817
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(72,740)	$78,302

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
OPERATIONS:
Net investment income (loss)	$136,328	$(77,183)
Net realized gain on investments, securities sold short,
swap contracts, written option contracts expired or closed,
futures contracts, and foreign currency translation	443,227	335,583
Net change in unrealized appreciation (depreciation)
on investments, securities sold short, futures contracts,
swap contracts, and foreign currency translation	(652,295)	421,331
Net increase (decrease) in net assets resulting from operations	(72,740)	679,731

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	(679,911)	(140,808)
Investor Class (See Note 4)	(10,072)	(1,916)
Total distributions to shareholders	(689,983)	(142,724)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets
resulting from capital share transactions(1)	(810,723)	16,357,591

NET INCREASE (DECREASE) IN NET ASSETS	(1,573,446)	16,894,598

NET ASSETS:
Beginning of year	16,894,598	—
End of year	$15,321,152	$16,894,598

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Year Ended		Year Ended
	December 31, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Issued	—	$—	1,599,000	$15,990,000
Issued to holders in
reinvestment of dividends	69,237	679,911	13,657	140,808
Redeemed	(146,770)	(1,500,000)	—	—
Net increase (decrease)
in Institutional Class	(77,533)	$(820,089)	1,612,657	$16,130,808
Investor:
Issued	—	$—	21,755	$225,000
Issued to holders in
reinvestment of dividends	960	9,381	174	1,783
Redeemed	(2)	(15)	—	—
Net increase (decrease)
in Investor Class	958	$9,366	21,929	$226,783
Net increase (decrease)
in shares outstanding	(76,575)	$(810,723)	1,634,586	$16,357,591

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
OPERATIONS:
Net investment income (loss)	$8,485	$(4,443)
Net realized gain on investments, swap contracts,
and foreign currency translation	70,188	115,567
Net change in unrealized appreciation (depreciation)
on investments, securities sold short, futures contracts,
swap contracts, and foreign currency translation	(371)	32,087
Net increase in net assets resulting from operations	78,302	143,211

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	(127,454)	(66,338)
Investor Class (See Note 4)	(1,494)	(825)
Total distributions to shareholders	(128,948)	(67,163)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	128,063	2,101,668

NET INCREASE IN NET ASSETS	77,417	2,177,716

NET ASSETS:
Beginning of year	2,177,716	—
End of year	$2,255,133	$2,177,716

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Year Ended		Year Ended
	December 31, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Institutional:
Issued	—	$—	201,000	$2,010,000
Issued to holders in
reinvestment of dividends	12,607	127,454	6,403	66,338
Redeemed	—	—	—	—
Net increase in Institutional Class	12,607	$127,454	207,403	$2,076,338
Investor:
Issued	—	$—	2,500	$25,000
Issued to holders in
reinvestment of dividends	60	609	32	330
Redeemed	—	—	—	—
Net increase in Investor Class	60	$609	2,532	$25,330
Net increase in shares outstanding	12,667	$128,063	209,935	$2,101,668

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.34	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.09	(0.05)
Net realized and unrealized gain (loss) on investments	(0.13)	0.48
Total from investment operations	(0.04)	0.43

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—
Net realized gains	(0.44)	(0.09)
Total distributions	(0.47)	(0.09)
Net asset value, end of year	$9.83	$10.34

TOTAL RETURN(4)	-0.34%	4.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$15,097	$16,669
Ratio of gross expenses to average net assets:
Before expense reimbursement	5.28%	3.83%
After expense reimbursement	2.84%	2.10%
Ratio of dividends and interest and borrowing expense
on securities sold short to average net assets	1.09%	0.35%
Ratio of operating expenses to average net assets excluding
dividends and interest and borrowing expense on securities sold short	1.75%	1.75%
Ratio of net investment income (loss) to average net assets	0.85%	(0.49)%
Portfolio turnover rate(5)	109%	192%

(1)	Inception date of Institutional Class was January 1, 2018.
(2)	For an Institutional share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MULTI-STRATEGY FUND

Financial Highlights

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.30	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.06	(0.07)
Net realized and unrealized gain (loss) on investments	(0.12)	0.46
Total from investment operations	(0.06)	0.39

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—
Net realized gains	(0.44)	(0.09)
Total distributions	(0.46)	(0.09)
Net asset value, end of year	$9.78	$10.30

TOTAL RETURN(4)	-0.48%	3.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$224	$226
Ratio of gross expenses to average net assets:
Before expense reimbursement	5.53%	4.08%
After expense reimbursement	3.09%	2.35%
Ratio of dividends and interest and borrowing expense
on securities sold short to average net assets	1.09%	0.35%
Ratio of operating expenses to average net assets excluding
dividends and interest and borrowing expense on securities sold short	2.00%	2.00%
Ratio of net investment income (loss) to average net assets	0.60%	(0.74)%
Portfolio turnover rate(5)	109%	192%

(1)	Inception date of Investor Class was January 1, 2018.
(2)	For an Investor share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018(1)
Institutional Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.37	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.04	(0.02)
Net realized and unrealized gain on investments	0.33	0.72
Total from investment operations	0.37	0.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—
Net realized gains	(0.58)	(0.33)
Total distributions	(0.61)	(0.33)
Net asset value, end of year	$10.13	$10.37

TOTAL RETURN(4)	3.62%	7.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,229	$2,152
Ratio of gross expenses to average net assets:
Before expense reimbursement	10.25%	11.59%
After expense reimbursement	1.63%	1.53%
Ratio of dividends and borrowing expense
on securities sold short to average net assets	0.13%	0.03%
Ratio of operating expenses to average net assets excluding
dividends and borrowing expense on securities sold short	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.39%	(0.21)%
Portfolio turnover rate(5)	—%	320%

(1)	Inception date of Institutional Class was January 1, 2018.
(2)	For an Institutional share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED SYSTEMATIC MERGER ARBITRAGE FUND

Financial Highlights

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018(1)
Investor Class

PER SHARE DATA(2):
Net asset value, beginning of year	$10.35	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.01	(0.05)
Net realized and unrealized gain on investments	0.33	0.73
Total from investment operations	0.34	0.68

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—
Net realized gains	(0.58)	(0.33)
Total distributions	(0.59)	(0.33)
Net asset value, end of year	$10.10	$10.35

TOTAL RETURN(4)	3.30%	6.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26	$26
Ratio of gross expenses to average net assets:
Before expense reimbursement	10.50%	11.84%
After expense reimbursement	1.88%	1.78%
Ratio of dividends and borrowing expense
on securities sold short to average net assets	0.13%	0.03%
Ratio of operating expenses to average net assets excluding
dividends and borrowing expense on securities sold short	1.75%	1.75%
Ratio of net investment income (loss) to average net assets	0.14%	(0.46)%
Portfolio turnover rate(5)	—%	320%

(1)	Inception date of Investor Class was January 1, 2018.
(2)	For an Investor share outstanding for the entire year.
(3)	Calculated based on average shares outstanding during the year.
(4)	The total return represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and swap contracts). The denominator includes the average fair value of long positions throughout the year.

The accompanying notes are an integral part of these financial statements.

MPROVED FUNDS

Notes to the Financial Statements
December 31, 2019

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The MProved Systematic Multi-Strategy Fund (the “Multi-Strategy Fund”), and the MProved Systematic Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each separately a “Fund”, or collectively, the “Funds”) each has its own investment objectives and policies within the Trust. The Funds commenced operations on January 1, 2018. The Funds’ investment adviser, Magnetar Asset Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales and marketing to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any series of the Trust.

The Multi-Strategy Fund seeks to achieve positive absolute returns. The Multi-Strategy Fund pursues its investment objective by seeking to provide exposure to a number of strategies often referred to as “alternative” or “absolute return” strategies that are more traditionally offered through hedge funds. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, as well as taking long and short positions on all of its investments. The Multi-Strategy Fund is diversified under the 1940 Act. The Fund offers two share classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Merger Arbitrage Fund seeks to achieve positive absolute returns. The Merger Arbitrage Fund pursues an investment objective through a rules-based merger arbitrage strategy. The Merger Arbitrage Fund is “non-diversified” under the 1940 Act. The Merger Arbitrage Fund offers two share classes, Investor Class and Institutional Class, for which there is no front-end sales load, but are subject to a 2.00% redemption fee if redeemed within 30 days of purchase. The Investor Class shares are subject to a 0.25% distribution fee of average daily net assets. Institutional Class shares are not subject to any distribution fees.

The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

time at which the Funds determine their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of December 31, 2019:

MProved Systematic Multi-Strategy Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Convertible Bonds	$—	$5,610,699	$—	$5,610,699
Long Convertible Preferred Stocks(1)	4,238,428	387,091	—	4,625,519
Long Corporate Bonds	—	8,221,908	—	8,221,908
Short Term Investments	1,954,362	3,589,945	—	5,544,307
Long Put Option	—	44,560	—	44,560
Futures Contracts(2)	—	15,824	—	15,824
	$6,192,790	$17,870,027	$—	$24,062,817

Liabilities
Common Stocks Sold Short(1)	$(6,318,856)	$—	$—	$(6,318,856)
Short Corporate Bonds	—	(4,877,595)	—	(4,877,595)
Short U.S. Government Notes	—	(405,945)	—	(405,945)
Swap Contracts(2)	—	(387,054)	—	(387,054)
	$(6,318,856)	$(5,670,594)	$—	$(11,989,450)

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

MProved Systematic Merger Arbitrage Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Short Term Investments	$1,473,764	$349,180	$—	$1,822,944
Swap Contracts(2)	—	33,234	—	33,234
	$1,473,764	$382,414	$—	$1,856,178

(1)
Please refer to the Schedules of Investments to view long convertible bonds, long convertible preferred stocks, long corporate bonds, common stocks sold short and short corporate bonds segregated by industry type.

(2)	Futures and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented in the Schedules of Swap and Open Futures Contracts.

Variation margin is presented for futures contracts in the Statement of Assets and Liabilities.

For the year ended December 31, 2019, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Securities Sold Short – The Funds sell securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current fair value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Funds will incur losses if the price of the security increases between the date of the short sale and the date on which the Funds purchase the securities to replace the borrowed securities. The Funds’ losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Funds are liable for any dividends and interest payable on securities while those securities are sold short. When a security is sold short, the value received will be recorded as short sale proceeds on the Statement of Assets and Liabilities. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Funds’ policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedules of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Funds’ receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Funds do not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Funds are required by the brokers to maintain collateral at the brokers or in a segregated account at the Funds’ custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Funds may maintain cash deposits at brokers beyond the receivables for short sales.

The Funds’ equity swap contracts’ and futures contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Funds would be presented as deposits at brokers on the Statement of Assets and Liabilities. The Funds’ securities sold short are traded through the same account

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Futures Contracts – The Funds may enter into futures contracts traded on domestic and international exchanges, including stock index, commodity, foreign exchange, international and fixed income futures contracts. The Funds may enter into future contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 N. for further derivative disclosures and Note 2 L. for further counterparty risk disclosure.

E.  Equity Swap Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. During the year ended December 31, 2019, the Funds entered into both long and short equity swap contracts. The Funds may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the floating index rate agreed upon by the Funds and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Funds to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Funds to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at the agreed upon floating rate between the Funds and the counterparty plus an additional rate. (Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Funds will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 L. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 N. for further derivative disclosures.

F.  Written Option Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When Funds write (sell) an option, an amount equal to the premium received by the Funds are included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. By writing an option, Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

G.  Purchased Option Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds purchase put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract.

H.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates. Foreign currency held/owed will be reported as cash held in foreign currency and payable for foreign currency, respectively, on the Statement of Assets and Liabilities.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

I.  Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedules of Investments as well as in investments on the Statement of Assets and Liabilities.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

J.  Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

K.  Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

L.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses at the Funds are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

M.  Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

N.  Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The Funds’ derivative contracts are subject to agreements which contain certain covenants and other provisions (“credit risk related contingent features”) that may require the Funds to maintain a NAV above a stated amount or percentage over defined time periods. Upon occurrence of a termination event in respect of a decline in NAV, counterparties to the agreements may require additional collateral be posted by the Funds and/or declare an event of default and terminate any open contracts as of such date. The counterparty risk for equity swaps contracts to the Funds includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Futures contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the futures against counterparty nonperformance.

O.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

P.  Derivatives – The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks,

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. For the year ended December 31, 2019, the Funds’ average derivative volume is described below:

MProved Systematic Multi-Strategy Fund

	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Equity Swap Contracts	993,873	$33,123,806
Equity Swap Contracts	772,128	23,482,896
Long Options	9	2,621,254
Long Futures Contracts	60	3,736,930
Short Futures Contracts	78	14,017,048
Written Option Contracts	5	1,335,182

MProved Systematic Merger Arbitrage Fund
	Quarterly Average	Quarterly Average
	Quantity	Notional Value
Equity Swap Contracts	79,229	$2,461,723
Equity Swap Contracts	14,775	722,930

Statement of Assets and Liabilities

Fair values of derivative instruments as of December 31, 2019:

	Fair Value
	Assets	Liabilities
MProved Systematic Multi-Strategy Fund
Swap Contracts
Equity	$180,963	$568,017
Futures Contracts(a)
Equity	3,157	—
Total fair value of derivative instruments	$184,120	$568,017

MProved Systematic Merger Arbitrage Fund
Swap Contracts
Equity	$37,248	$4,014
Total fair value of derivative instruments	$37,248	$4,014

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2019:

	Amount of Realized Gain (Loss) on Derivatives

	Swap	Futures	Written Option
Derivatives	Contracts	Contracts	Contracts	Total
MProved Systematic Multi-Strategy Fund
Equity Contracts	$381,883	$(238,105)	$58,190	$201,968
Total	$381,883	$(238,105)	$58,190	$201,968

MProved Systematic Merger Arbitrage Fund
Equity Contracts	$70,755	$—	$—	$70,755
Total	$70,755	$—	$—	$70,755

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives

	Swap	Futures	Written Option
Derivatives	Contracts	Contracts(a)	Contracts	Total
MProved Systematic Multi-Strategy Fund
Equity Contracts	$(735,892)	$(4,309)	$—	$(740,201)
Total	$(735,892)	$(4,309)	$—	$(740,201)

MProved Systematic Merger Arbitrage Fund
Equity Contracts	$(2,856)	$—	$—	$(2,856)
Total	$(2,856)	$—	$—	$(2,856)

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Funds’ schedule of open futures contracts. Only the current day variation margin is separately reported in the Funds’ Statement of Assets and Liabilities.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% and 1.25% of the Multi-Strategy Fund and the Merger Arbitrage Fund’s average daily net assets, respectively.

The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.75% and 1.50% of the Multi-Strategy Fund and the Merger Arbitrage Fund’s average daily net assets, respectively. Fees waived and reimbursed expenses are subject to possible recoupment from the Funds in future years on a rolling three year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

	MProved Systematic	MProved Systematic
Year of Expiration	Multi-Strategy Fund	Merger Arbitrage Fund
12/31/21	$274,268	$205,676
12/31/22	$392,327	$190,400

Fund Services acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended December 31, 2019, are disclosed in the Statement of Operations.

4.  TAX FOOTNOTE

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended December 31, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of December 31, 2019, the components of distributable earnings (accumulated deficit) for income tax purposes were as follows:

	MProved Systematic	MProved Systematic
	Multi-Strategy Fund	Merger Arbitrage Fund
Tax cost of investments*	$22,895,047	$1,822,695
Gross unrealized appreciation	$1,218,716	$249
Gross unrealized depreciation	(1,103,761)	—
Net unrealized appreciation	114,955	249
Undistributed ordinary income	—	28,415
Undistributed long-term capital gain	—	—
Other accumulated losses	(336,079)	(2,133)
Total distributable gains/(accumulated deficit)	$(221,124)	$26,531

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sales.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

As of December 31, 2019, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2019, the MProved Systematic Multi-Strategy Fund plans to defer $316,828 in qualified ordinary late year losses.

Distributions to Shareholders – The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended December 31, 2019 there were no such reclassifications.

The tax character of distributions paid for the year December 31, 2019 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
MProved Systematic Multi-Strategy Fund	$689,983	$—	$689,983
MProved Systematic Merger Arbitrage Fund	$128,948	$—	$128,948

The tax character of distributions paid for the year December 31, 2018 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
MProved Systematic Multi-Strategy Fund	$142,724	$—	$142,724
MProved Systematic Merger Arbitrage Fund	$67,163	$—	$67,163

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Investor Class shares of each Fund. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of each Fund and the expenses it bears in the distribution of each Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Investor Class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Funds’ principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. During the year ended December 31, 2019, the Funds accrued $561 and $66 in distribution fees for the Multi-Strategy Fund and the Merger Arbitrage Fund, respectively.

Distribution fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate 1.75%, and 1.50% of the Multi-Strategy Fund and the Merger Arbitrage Fund’s average daily net assets, respectively.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, futures contracts, purchased options, swap contracts and short investments, by the Funds for the year ended December 31, 2019, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
MProved Systematic Multi-Strategy Fund	$—	$21,487,463	$—	$10,465,080
MProved Systematic Merger Arbitrage Fund	$—	$—	$—	$—

7.  OFFSETTING ASSETS AND LIABILITIES

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

MProved Systematic Multi-Strategy Fund
				Gross Amounts not offset in the Statement of Assets and Liabilities
		Gross	Net Amounts
	Gross	Amounts	Presented
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Goldman Sachs	$1,322,273	$1,322,273	$—	$—	$—	$—
JP Morgan	323,868	142,905	180,963	—	—	180,963
Total Swap Contracts	1,646,141	1,465,178	180,963	—	—	180,963
Future Contracts	3,157	—	3,157	—	—	3,157
	$1,649,298	$1,465,178	$184,120	$—	$—	$184,120

Liabilities:
Description
Swap Contracts —
Goldman Sachs	$1,890,290	$1,322,273	$568,017	$—	$568,017	$—
JP Morgan	142,905	142,905	—	—	—	—
Total Swap Contracts	2,033,195	1,465,178	568,017	—	568,017	—
Future Contracts	—	—	—	—	—	—
	$2,033,195	$1,465,178	$568,017	$—	$568,017	$—

MProved Systematic Merger Arbitrage Fund
				Gross Amounts not offset in the Statement of Assets and Liabilities
		Gross	Net Amounts
	Gross	Amounts	Presented
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Goldman Sachs	$76,348	$76,348	$—	$—	$—	$—
JP Morgan	68,565	31,317	37,248	—	—	37,248
	$144,913	$107,665	$37,248	$—	$—	$37,248

Liabilities:
Description
Swap Contracts —
Goldman Sachs	$80,362	$76,348	$4,014	$—	$4,014	$—
JP Morgan	31,317	31,317	—	—	—	—
	$111,679	$107,665	$4,014	$—	$4,014	$—

*  In some instances, the actual collateral pledged/received may be more than amount shown.

MPROVED FUNDS

Notes to the Financial Statements – Continued
December 31, 2019

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2019, affiliates of the Adviser owned 98.5% and 99.3% of the outstanding shares of the Multi-Strategy Fund and Merger Arbitrage Fund, respectively.

9.  SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC (“Foreside”) such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

MPROVED FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of MProved Systematic Multi-Strategy Fund and MProved Systematic Merger Arbitrage Fund and the Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MProved Systematic Multi-Strategy Fund and MProved Systematic Merger Arbitrage Fund (collectively referred to as the “MProved Funds”), (two of the funds constituting Series Portfolios Trust (the “Trust”)), including the schedules of investments, as of December 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the MProved Funds (two of the funds constituting Series Portfolios Trust) at December 31, 2019, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and their financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the MProved Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the MProved Funds since 2018.

Minneapolis, Minnesota
March 02, 2020

MPROVED FUNDS

Board Consideration of Investment Advisory Agreement (Unaudited)
December 31, 2019

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.

At an in-person meeting held on July 24, 2019 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the MProved Systematic Long-Short Fund, the MProved Systematic Merger Arbitrage Fund and the MProved Systematic Multi-Strategy Fund (each a “Fund”, and together, the “Funds”), and Magnetar Asset Management LLC (“Magnetar”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Magnetar to continue serving as the Funds’ investment adviser for another year.

In connection with the annual review process and in advance of the Meeting, Magnetar provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Magnetar included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Magnetar, including Magnetar’s personnel and portfolio managers, and the investment practices and techniques used by Magnetar in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Magnetar and the Fund’s overall fees and operating expenses compared with those of a peer group of mutual funds; (iv) Magnetar’s profitability and economies of scale; and (v) other “fall-out” benefits Magnetar and/or its affiliates may receive based on their relationships with the Fund. In addition to the Meeting, the Board met telephonically on July 12, 2019 with Fund Services to discuss the materials that had been furnished by Magnetar in response to the information requests.  The Board also met periodically over the course of the year. At these meetings, representatives of Magnetar furnished quarterly reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by Magnetar, and compliance and operational matters related to the Funds and Magnetar.

In considering and approving the Advisory Agreement for another year, the Board considered the information they deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through previous interactions with Magnetar. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Board considered the nature, extent and quality of services provided to the Fund by Magnetar under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Funds. It also included information about Magnetar’s investment process and portfolio

MPROVED FUNDS

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
December 31, 2019

strategy for each Fund, the approach to security selection and the overall positioning of each Fund’s portfolio. In particular, the Board considered that Magnetar had been managing each Fund’s portfolio since inception.

The Board evaluated the ability of Magnetar, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered Magnetar’s compliance program and its compliance record since the inception of the Funds, noting no material deficiencies.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, Magnetar was capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.

INVESTMENT PERFORMANCE

The Board considered the MProved Systematic Long-Short Fund’s investment performance information as of December 31, 2018 as compared to its benchmark index, a blended benchmark composed of 50% S&P Composite 1500/50% ICE BofA Merrill Lynch 3 Month Treasury Bill Index, and noted that the Fund had underperformed the index for the one-year and since inception periods. Additionally, the Board considered the MProved Systematic Long-Short Fund’s investment performance for the year-to-date and one-year periods ended March 31, 2019 as compared to its Morningstar, Inc. (“Morningstar”) peer group of US Long-Short Equity funds, and noted that the Fund’s Institutional Class shares had underperformed the Morningstar peer group average and median for both periods. The Board then noted that Magnetar does not manage any other accounts that utilize strategies similar to those employed by the MProved Systematic Long-Short Fund.

The Board noted the MProved Systematic Long-Short Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review the MProved Systematic Long-Short Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.

The Board considered the MProved Systematic Merger Arbitrage Fund’s investment performance information as of December 31, 2018 as compared to its benchmark index, the ICE BofA Merrill Lynch 3 Month Treasury Bill Index and noted that the Fund had outperformed the index for the one-year and since inception periods. Additionally, the Board considered the Fund’s investment performance for the year-to-date and one-year periods ended March 31, 2019 as compared to its Morningstar, Inc. (“Morningstar”) peer group of US Market Neutral funds, and noted that the Fund’s Institutional Class shares had outperformed the Morningstar peer group average and median for both periods, and was the best performing fund in the category for the 1-year period ended March 31, 2019. The Board also reviewed the Fund’s performance relative to the Magnetar PRA Fund Ltd, a private fund managed by an affiliate of Magnetar with an investment strategy substantially similar to the Fund and noted Magnetar attributed any differences in performance for the periods reviewed to specific limitations on the MProved Systematic Merger Arbitrage Fund’s investment strategy resulting from the size of the Fund and daily liquidity requirement, compared to the monthly liquidity of the Magnetar PRA Fund Ltd.

The Board noted the MProved Systematic Merger Arbitrage Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review the MProved Systematic Merger Arbitrage Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.

MPROVED FUNDS

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
December 31, 2019

The Board considered the MProved Systematic Multi-Strategy Fund’s investment performance information as of December 31, 2018 as compared to its benchmark index, the ICE BofA Merrill Lynch 3 Month Treasury Bill Index, and noted that the Fund had outperformed the index for the one-year and since inception periods.  Additionally, the Board considered the MProved Systematic Multi-Strategy Fund’s investment performance for the year-to-date and one-year periods ended March 31, 2019 as compared to its Morningstar, Inc. (“Morningstar”) peer group of US Multialternative funds, and noted that the Fund’s Institutional Class shares had outperformed the Morningstar peer group average and median for the one-year period, but underperformed the Morningstar peer group average and median for the year-to-date period ended March 31, 2019. The Board also reviewed the Fund’s performance relative to the Magnetar Systematic Multi-Strategy Fund LLC, a private fund managed by an affiliate of Magnetar with an investment strategy substantially similar to the Fund and noted Magnetar attributed any differences in performance for the periods reviewed to specific limitations on the MProved Systematic Merger Arbitrage Fund’s investment strategy resulting from the size of the Fund and differences in portfolio positions within the statistical arbitrage model of the strategy.

The Board noted the MProved Systematic Multi-Strategy Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review the MProved Systematic Multi-Strategy Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.

COSTS OF SERVICES PROVIDED

The Board reviewed and considered the contractual investment management fee rate payable by the MProved Systematic Long-Short Fund to Magnetar for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the MProved Systematic Long-Short Fund with those of other funds in an expense group (the “Long-Short Expense Group”) that was derived from information provided by Morningstar based on screening criteria applied by Fund Services in consultation with Magnetar. The Board noted that the Management Fee Rate was slightly higher than the Long-Short Expense Group median, but below the Long-Short Expense Group average.

The Board received and evaluated information about the nature and extent of responsibilities and duties assumed by Magnetar. The Board also noted that Magnetar does not manage any accounts using the same or similar strategy as that applied to the MProved Systematic Long-Short Fund.

The Board reviewed and considered the contractual investment management fee rate payable by the MProved Systematic Merger Arbitrage Fund to Magnetar for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the MProved Systematic Merger Arbitrage Fund with those of other funds in an expense group (the “Merger Arbitrage Expense Group”) that was derived from information provided by Morningstar based on screening criteria applied by Fund Services in consultation with Magnetar. The Board noted that the Management Fee Rate was higher than the Merger Arbitrage Expense Group average and median.

The Board received and evaluated information about the nature and extent of responsibilities and duties assumed by Magnetar. The Board also requested information about the nature and extent of services offered and fee rates charged by Magnetar to other types of clients and was advised that the fees charged to the MProved Systematic Merger Arbitrage Fund were in line the standard fee rates charged to clients investing in a hedge fund managed by an affiliate of Magnetar that has a strategy substantially similar to the MProved Systematic Merger Arbitrage Fund.

MPROVED FUNDS

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
December 31, 2019

The Board reviewed and considered the contractual investment management fee rate payable by the MProved Systematic Multi-Strategy Fund to Magnetar for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in an expense group (the “Multi-Strategy Expense Group”) that was derived from information provided by Morningstar based on screening criteria applied by Fund Services in consultation with Magnetar. The Board noted that the Management Fee Rate was higher than the Multi-Strategy Expense Group average and median.

The Board received and evaluated information about the nature and extent of responsibilities and duties assumed by Magnetar. The Board also requested information about the nature and extent of services offered and fee rates charged by Magnetar to other types of clients and was advised that the fees charged to the MProved Systematic Multi-Strategy Fund were in line with those charged to clients investing in a hedge fund managed by an affiliate of Magnetar that has a strategy substantially similar to the MProved Systematic Multi-Strategy Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate for each of the Funds was reasonable in light of the services expected to be covered, and those currently being covered, by the Advisory Agreement.

The Board received and considered information regarding each Fund’s net operating expense ratios and their various components, including contractual and/or estimated management fees, administrative fees, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board recognized that Magnetar had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of each class of each Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.35% of the MProved Systematic Long-Short Fund’s average daily net assets, 1.50% of the MProved Systematic Merger Arbitrage Fund average daily net assets, and 1.75% of the MProved Systematic Multi-Strategy Fund’s average daily net assets. The Board considered each Fund’s net operating expense ratios in comparison to the average and median ratios of each Expense Group. The Board received a description of the methodology and screening criteria used by Fund Services to select the mutual funds and share classes in each Expense Group.

The Board noted that the MProved Systematic Long-Short Fund’s net expense ratio for Institutional Class shares was lower than both the average ratio and median ratio of the Long-Short Expense Group. The Board then noted that the MProved Systematic Merger Arbitrage Fund’s net expense ratio for Institutional Class shares was lower than both the average ratio and median ratio of the Merger Arbitrage Expense Group. The Board further noted that the MProved Systematic Multi-Strategy Fund’s net expense ratio for Institutional Class shares was higher than both the average ratio and median ratio of the Multi-Strategy Expense Group.

Based on its consideration of the factors and information it deemed relevant, including the distinguishing features of each Fund as described above, the Board concluded that the expense structure of each Fund supported the continuation of the Advisory Agreement.

PROFITS TO BE REALIZED AND EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Board requested and received a report on Magnetar’s revenue and expenses resulting from services provided to each Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2019. The Board recognized that Magnetar was not currently experiencing any net profits from its management of the Funds. The

MPROVED FUNDS

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
December 31, 2019

Board also recognized that the Funds had limited operating history and that Magnetar expected to be profitable over time as the Funds continued to increase its assets under management. The Board noted that it would have an opportunity to consider Magnetar’s profitability in the context of future contract renewals.

With respect to economies of scale, the Board considered that each Fund had limited operating history and that the Fund had not yet experienced significant growth since their respective commencement of operations. The Board understood that the Expense Limitation Agreement was limiting costs to shareholders and provided a means of sharing potential economies of scale with each Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals as Magnetar continued to expand its operations and the Funds continued to accrue assets.

BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Board received and considered information regarding “fall-out” or ancillary benefits to Magnetar as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions; in this regard, Magnetar confirmed it does not currently benefit from soft dollar arrangements with respect to Fund transactions. Ancillary benefits could also include benefits potentially derived from an increase in Magnetar’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other potential financial products and services offered by Magnetar, or to operate other products and services that follow investment strategies similar to those of the Funds). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Magnetar were unreasonable.

CONCLUSIONS

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Advisory Agreement for an additional one-year term.

MPROVED FUNDS

Additional Information (Unaudited)
December 31, 2019

TRUSTEES AND OFFICERS

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite	Counsel, Kohlberg	1	Independent
(born 1961)		Term;	Kravis Roberts & Co.		Trustee, Listed
		Since	L.P. (2013 – 2015).		Funds Trust
		September			(Since 2019).
2015.

Debra McGinty-Poteet	Trustee	Indefinite	Retired.	1	Independent
(born 1956)		Term;			Trustee, First
		Since			Western Funds
		September			Trust (Since
		2015.			May 2015).

Daniel B. Willey	Trustee	Indefinite	Retired. Chief Compliance	1	None
(born 1955)		Term;	Officer, United Nations
		Since	Joint Staff Pension Fund
		September	(2009 – 2017).
2015.

Interested Trustee

Dana L. Armour(3)	Chair,	Indefinite	Senior Vice President,	1	None
(born 1968)	Trustee	Term;	U.S. Bank (since 1988).
Since
September
2015.

Officers of the Trust

Ryan L. Roell	President	Indefinite	Assistant Vice President,	Not	Not
(born 1973)	and Principal	Term;	U.S. Bank Global Fund	Applicable	Applicable
	Executive	Since	Services (since 2005).
	Officer	July
2019.

Cullen O. Small	Vice	Indefinite	Vice President, U.S. Bank	Not	Not
(born 1987)	President,	Term;	Global Fund Services	Applicable	Applicable
	Treasurer	Since	(since 2010).
	and Principal	January
	Financial	2019.
Officer

MPROVED FUNDS

Additional Information (Unaudited) – Continued
December 31, 2019

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Donna Barrette	Chief	Indefinite	Senior Vice President	Not	Not
(born 1966)	Compliance	Term;	and Compliance Officer,	Applicable	Applicable
	Officer and	Since	U.S. Bancorp Fund
	Anti-Money	November	Services, LLC since
	Laundering	2019.	August 2004.
Officer

Adam W. Smith	Secretary	Indefinite	Vice President,U.S.	Not	Not
(born 1981)		Term;	Bank Global Fund	Applicable	Applicable
		Since	Services (since 2012).
June
2019.

Hailey S. Glaser	Assistant	Indefinite	Assistant Vice President,	Not	Not
(born 1989)	Treasurer	Term;	U.S. Bank Global Fund	Applicable	Applicable
		Since	Services (since 2015);
		July	Audit Senior, Deloitte &
		2019.	Touche LP (2012 – 2015).

Kristen M. Pierson	Assistant	Indefinite	Assistant Vice President,	Not	Not
(born 1979)	Treasurer	Term;	U.S. Bank Global Fund	Applicable	Applicable
		Since	Services (since 2017);
		July	Lead Fund Accountant,
		2019.	UMB Fund Services, Inc.
(2006 – 2017).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of December 31, 2019, the Trust was comprised of  8 active series (including the Fund) managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Armour is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that she is a board member and an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

MPROVED FUNDS

Additional Information (Unaudited) – Continued
December 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31,2020), which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 833-MPROVED (833-677-6833).

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 833-MPROVED (833-677-6833). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 833-MPROVED (833-677-6833), or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2019, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

MProved Systematic Multi-Strategy Fund	2.11%
MProved Merger Arbitrage	16.87%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2019 was as follows:

MProved Systematic Multi-Strategy Fund	0.96%
MProved Merger Arbitrage	17.08%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was as follows:

MProved Systematic Multi-Strategy Fund	94.47%
MProved Merger Arbitrage	94.48%

MPROVED FUNDS

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

INVESTMENT ADVISER
Magnetar Asset Management, LLC
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst and Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective Prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-833-677-6833.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal years ended December 31, 2019 and December 31, 2018, the Funds’ principal accountant was Ernst & Young LLP.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2019	FYE 12/31/2018

Audit Fees	$50,000	$67,500
Audit-Related Fees	$0	$0
Tax Fees	$21,000	$24,750
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the process by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Series Portfolios Trust

By (Signature and Title)*    /s/Ryan Roell
Ryan Roell, President

Date    March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Ryan Roell
Ryan Roell, President

Date    March 6, 2020

By (Signature and Title)*    /s/Cullen Small
Cullen Small, Treasurer

Date    March 6, 2020

* Print the name and title of each signing officer under his or her signature.